 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 1997.

                                             1933 ACT REGISTRATION NO. 333-16615
                                             1940 ACT REGISTRATION NO. 811-07751
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No. 3      [X]
      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 3                    [X]

                        (Check appropriate box or boxes)

                                ----------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST IV
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

                                                    With a copy to:
    Gifford R. Zimmerman, Esq.--Vice                Thomas A. Harman
 President and Assistant Secretary          Fried, Frank, Harris, Shriver &
         333 West Wacker Drive                          Jacobson
        Chicago, Illinois 60606                1001 Pennsylvania Ave., NW
(Name and Address of Agent for Service)                Suite 800
                                                 Washington, D.C. 20004

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                            FILE NO. 333-16615

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                            FILE NO. 811-07751

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports and Semi-Annual Reports to
                  Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                      NUVEEN FLAGSHIP MULTISTATE TRUST IV

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

    ITEM IN PART A
    OF FORM N- 1A                                   PROSPECTUS LOCATION
    ----------                                      -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

    ITEM IN PART B                           LOCATION IN STATEMENT
    OF FORM N- 1A                            OF ADDITIONAL INFORMATION
      ----------                             -------------------------

10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual and
                                     Semi-Annual Reports to Shareholders

                               PART A--PROSPECTUS

                      NUVEEN FLAGSHIP MULTISTATE TRUST IV

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                                      Prospectus

                                              [PHOTO OF WOMAN APPEARS HERE]

NUVEEN



Municipal
Mutual Funds

Dependable, tax-free income to help you keep more of what you earn.



Kansas
Kentucky
Michigan
Missouri
Ohio
Wisconsin



February 1, 1997

--------------------------------------------------------------------------------
INVESTING IN NUVEEN MUTUAL FUNDS

Since our founding in 1898, John Nuveen & Co. has been synonymous with invest-ments that withstand the test of time. Today, we offer a range of equity and fixed-income mutual funds designed to suit the unique circumstances and finan-cial planning needs of mature investors. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

Value-investing -- purchasing securities of strong companies and communities at an attractive price -- is the cornerstone of Nuveen's investment philoso-phy. A long-term strategy that offers the potential for above average returns over time with moderated risk, successful value-investing begins with in-depth research and a discerning eye for value. Our team of investment professionals is backed by the discipline, resources and expertise of Nuveen's almost a century of investment experience, including one of the most recognized research departments in the industry.

This prospectus describes in detail the investment objectives, policies and risks of certain Nuveen municipal bond funds. We invite you to discuss the contents with your financial adviser, or you may call us at 800-621-7227 for additional information.

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen Flagship Kansas Municipal Bond Fund
Nuveen Flagship Kentucky Municipal Bond Fund
Nuveen Flagship Kentucky Limited Term Municipal Bond Fund
Nuveen Flagship Michigan Municipal Bond Fund
Nuveen Flagship Missouri Municipal Bond Fund
Nuveen Flagship Ohio Municipal Bond Fund
Nuveen Flagship Wisconsin Municipal Bond Fund

--------------------------------------------------------------------------------
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust IV, an open-end investment company. Each fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                    16
  How the Funds Select Investments        16
  Risk Reduction Strategies               17
INVESTING IN THE FUNDS
  How to Buy Fund Shares                  18
  How to Select a Purchase Option         18
  How to Sell Fund Shares                 20
  Exchanging Shares                       21
  Optional Features and Services          21
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             22
  Taxes and Tax Reporting                 22
  Taxable Equivalent Yields               24
GENERAL INFORMATION
  How to Contact Nuveen                   24
  Fund Service Providers                  24
  How the Funds Report Performance        25
  How Fund Shares are Priced              26
  Organization                            26
APPENDIX
  Special State Considerations            26

                                                                FEBRUARY 1, 1997

--------------------------------------------------------------------------------

Nuveen Flagship Kansas Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION: January 9, 1992

NET ASSETS: $97.1 million



--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.59%             5.01%             0.45%             4.64%             5.01%
INCEPTION        6.20%             7.14%             6.23%             6.76%             7.14%

Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

                         (BAR CHART APPEARS HERE)
  Average Maturity  21.4

  Average Modified
  Duration           8.2

--------------------------------------------------------------------------------
CREDIT QUALITY

  NR (3%)
  BBB (6%)

  A (20%)                               (PIE CHART APPEARS HERE)

  AA (19%)

  AAA (52%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

  Other (36%)

  Industrial Development and
  Pollution Control (8%)

  Special Tax
  Revenue (17%)                           (PIE CHART APPEARS HERE)

  Hospitals (16%)

  Housing/
  Multifamily (13%)

  Municipal Revenue/
  Utility (10%)


                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A    CLASS B  CLASS C  CLASS R
--------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)     --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --          --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --  (1)     5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS B  CLASS C  CLASS R
---------------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%    0.55%
12b-1 FEES        0.20%    0.95%    0.75%     --
OTHER EXPENSES    0.18%    0.18%    0.18%    0.18%
---------------------------------------------------
  TOTAL (GROSS)   0.93%    1.68%    1.48%    0.73%
WAIVERS/
REIMBURSEMENTS   (0.20%)  (0.20%)  (0.20%)  (0.20%)
---------------------------------------------------
  TOTAL (NET)     0.73%    1.48%    1.28%    0.53%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 49                  $ 55                  $ 13                   $ 5
3 YEARS                 $ 64                  $ 79                  $ 41                   $17
5 YEARS                 $ 81                  $ 92                  $ 70                   $30
10 YEARS                $129                  $157                  $155                   $66


 Information as of 11/30/96     See Notes on Next Page
--------------------------------------------------------------------------------
                                                                          PAGE 2

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------  ---------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized              Distribu-
                                         and Unreal-   Dividends     tions
                   Beginning    Net       ized Gain     from Net     from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment   Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income      Gains     Value
 ----------------  --------- ---------- -------------- ----------  --------- ---------
 CLASS A (1/92)
 1997(e)           $ 9.83    $.26       $ .39          $(.26)      $ --      $10.22
--------------------------------------------------------------------------------------
 1996               10.01     .54        (.18)          (.54)         --       9.83
--------------------------------------------------------------------------------------
 1995                9.83     .55         .18           (.55)         --      10.01
--------------------------------------------------------------------------------------
 1994               10.38     .56        (.47)          (.57)       (.07)      9.83
--------------------------------------------------------------------------------------
 1993                9.65     .58         .73           (.58)         --      10.38
--------------------------------------------------------------------------------------
 1992(d)             9.58     .19         .07           (.19)         --       9.65
--------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (1/92)
 1997(e)           13.45%+     $97.1      .74%+       5.18%+        25%
--------------------------------------------------------------------------------------
 1996               3.63        96.7      .57         5.31          55
--------------------------------------------------------------------------------------
 1995               7.80        83.7      .54         5.67          72
--------------------------------------------------------------------------------------
 1994                .62        80.1      .26         5.37          93
--------------------------------------------------------------------------------------
 1993              14.15        62.6      .11         5.74          56
--------------------------------------------------------------------------------------
 1992(d)            5.95         9.6      .40+        5.11+         59
--------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.



--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A Shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.93% to 0.73% and on Class C from 1.48% to 1.28%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Kentucky Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION: May 4, 1987

NET ASSETS: $452.5 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.95%             5.38%             0.81%             4.81%             5.38%
5 YEARS          6.78%             7.70%             6.96%             7.05%             7.70%
INCEPTION        7.78%             8.27%             7.77%             7.65%             8.27%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity   20.3

Average Modified   7.2
Duration

--------------------------------------------------------------------------------
CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

  NR (2%)

  BBB (14%)

  A (26%)

  AA (11%)

  AAA (47%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Other (21%)

Pre-refunded (8%)

Municipal Revenue/
Water & Sewer (9%)

Hospitals (17%)

Industrial Development and
Pollution Control (24%)

Municipal Appropriation
Obligations (21%)


                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)      5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES(4)
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
---------------------------------------------------------------------------------------------
MANAGEMENT FEES         0.54%                0.54%                0.54%                0.54%
12b-1 FEES              0.20%                0.95%                0.75%                   --
OTHER EXPENSES          0.13%                0.13%                0.13%                0.13%
---------------------------------------------------------------------------------------------
  TOTAL (GROSS)         0.87%                1.62%                1.42%                0.67%

WAIVERS/
REIMBURSEMENTS         (0.11%)              (0.11%)              (0.11%)              (0.11%)
---------------------------------------------------------------------------------------------
  TOTAL (GROSS)         0.76%                1.51%                1.31%                0.56%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES(5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 49                  $ 55                  $ 13                   $ 6
3 YEARS                 $ 65                  $ 80                  $ 42                   $18
5 YEARS                 $ 82                  $ 94                  $ 72                   $31
10 YEARS                $132                  $160                  $158                   $70


 Information as of 11/30/96         See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

---------- ---------------------------------- ---------------------------------

 CLASS            INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                        Net Realized             Distribu-
                                        and Unreal-   Dividends    tions
                  Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ---------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (5/87)
 1997(e)           $10.82      $.30        $ .35        $(.30)     $        $11.17
------------------------------------------------------------------------------------
 1996               10.99       .61         (.17)        (.61)       --      10.82
------------------------------------------------------------------------------------
 1995               10.65       .61          .35         (.62)       --      10.99
------------------------------------------------------------------------------------
 1994               11.06       .62         (.40)        (.63)       --      10.65
------------------------------------------------------------------------------------
 1993               10.45       .64          .62         (.65)       --      11.06
------------------------------------------------------------------------------------
 1992               10.19       .66          .27         (.66)     (.01)     10.45
------------------------------------------------------------------------------------
 1991                9.87       .66          .32         (.66)       --      10.19
------------------------------------------------------------------------------------
 1990                9.97       .66         (.05)        (.66)     (.05)      9.87
------------------------------------------------------------------------------------
 1989                9.38       .67          .60         (.67)     (.01)      9.97
------------------------------------------------------------------------------------
 1988                9.37       .66          .02         (.67)       --       9.38
------------------------------------------------------------------------------------
 1987(d)             9.58       .02         (.23)           --       --       9.37
------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            10.81       .27          .35         (.27)       --      11.16
------------------------------------------------------------------------------------
 1996               10.99       .54         (.17)        (.55)       --      10.81
------------------------------------------------------------------------------------
 1995               10.65       .55          .35         (.56)       --      10.99
------------------------------------------------------------------------------------
 1994(d)            11.46       .36         (.81)        (.36)       --      10.65
------------------------------------------------------------------------------------
 CLASS            RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION
 DATE)
                                                   Ratio of Net
                                        Ratio of    Investment
                              Ending   Expenses to   Income to   Portfolio
  Year Ending       Total   Net Assets Average Net    Average    Turnover
    May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
----------------- --------- ---------- ----------- ------------- ---------
 CLASS A (5/87)
 1997(e)            12.14%+   $428.4       .79%+       5.41%+         6%
------------------------------------------------------------------------------------
 1996                4.04      410.8       .71         5.50          17
------------------------------------------------------------------------------------
 1995                9.42      394.5       .68         5.85          28
------------------------------------------------------------------------------------
 1994                1.90      369.5       .58         5.60          12
------------------------------------------------------------------------------------
 1993               12.41      309.2       .61         5.96          15
------------------------------------------------------------------------------------
 1992                9.46      207.4       .62         6.39           5
------------------------------------------------------------------------------------
 1991               10.37      142.4       .72         6.65          23
------------------------------------------------------------------------------------
 1990                6.92      111.2       .75         6.63          57
------------------------------------------------------------------------------------
 1989               14.31       72.1       .67         6.94          32
------------------------------------------------------------------------------------
 1988                7.79       41.0       .51         7.09          36
------------------------------------------------------------------------------------
 1987(d)           (29.63)       6.1       .18 +       2.66 +        45
------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            11.58+      24.1      1.34 +       4.85 +         6
------------------------------------------------------------------------------------
 1996                3.38       20.6      1.27         4.93          17
------------------------------------------------------------------------------------
 1995                8.82       15.8      1.23         5.27          28
------------------------------------------------------------------------------------
 1994(d)            (5.88)      11.2      1.08 +       4.96 +        12
------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.



--------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.96% to 0.76% and on Class C from

   1.51% to 1.31%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisi-tion of Flagship Resources as described in "Fund Service Providers--Invest-ment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Flagship Kentucky Limited Term
Municipal Bond Fund
                          PERFORMANCE INFORMATION

INCEPTION: September 14, 1995

NET ASSETS: $9.2 million



--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                   CLASS A
                   (OFFER                  CLASS A
                   PRICE)                   (NAV)                  CLASS C                 CLASS R
--------------------------------------------------------------------------------------------------
1 YEAR              2.75%                   5.38%                   5.04%                   5.38%
INCEPTION           4.62%                   6.82%                   6.47%                   6.82%

Class A and C total returns reflect actual performance for all periods; Class R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges between the classes. See Overview of Fund Oper-ating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)
                         (BAR CHART APPEARS HERE)
Average Maturity    5.8
Average Modified    4.2
Duration

--------------------------------------------------------------------------------
CREDIT QUALITY

  NR (7%)
  BBB (8%)

  A (24%)                               (PIE CHART APPEARS HERE)

  AAA (30%)

  AA (31%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

  Other (26%)

  Student Loan
  Revenue Bonds (8%)
                                        (PIE CHART APPEARS HERE)
  Industrial Development and
  Pollution Control (11%)

  Municipal Appropriation
  Obligations (27%)

  Hospitals (16%)

  Housing/
  Multifamily (12%)

                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS C  CLASS R
----------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                2.50%(1)    --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)      1%(2)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES(3)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS C  CLASS R
------------------------------------------
MANAGEMENT FEES   0.45%    0.45%    0.45%
12b-1 FEES        0.20%    0.55%     --
OTHER EXPENSES    1.25%    1.25%    1.25%
------------------------------------------
  TOTAL (GROSS)   1.90%    2.25%    1.70%
WAIVERS/
REIMBURSEMENTS   (1.50%)  (1.50%)  (1.50%)
------------------------------------------
  TOTAL (NET)     0.40%    0.75%    0.20%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES(4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD              CLASS A                         CLASS C                         CLASS R
---------------------------------------------------------------------------------------------------
1 YEAR                        $29                             $ 8                             $ 2
3 YEARS                       $38                             $24                             $ 6
5 YEARS                       $47                             $42                             $11
10 YEARS                      $74                             $93                             $26

 Information as of 11/30/96      See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------- ---------------------------------

 CLASS         INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                     Net Realized             Distribu-
                                     and Unreal-   Dividends    tions
               Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending  Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,      Value   Income(c)  Investments(a)   Income     Gains     Value
 ------------- --------- ---------- -------------- ---------- --------- ---------
 CLASS A
 (9/95)
 1997(e)         $9.79      $.22         $.18        $(.22)    $  --      $9.97
---------------------------------------------------------------------------------
 1996(d)          9.75       .31          .04         (.31)       --       9.79
---------------------------------------------------------------------------------
 CLASS C
 (9/95)
 1997(e)          9.79       .20          .19         (.21)       --       9.97
---------------------------------------------------------------------------------
 1996(d)          9.75       .29          .04         (.29)       --       9.79
---------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
                                   Ratio of Net
                       Ratio of     Investment
             Ending   Expenses to   Income to     Portfolio
   Total   Net Assets Average Net    Average      Turnover
 Return(b) (millions)  Assets(c)  Net Assets(c)     Rate
 -------------------- --------------------------  ---------
   8.30%+     $7.5        .70%+          4.34%+       27%
---------------------------------------------------------------------------------
   5.45        8.4        .37+           4.37+        48
---------------------------------------------------------------------------------
   7.99+       1.7       1.00+           4.04+        27
---------------------------------------------------------------------------------
   5.12        1.8        .64+           4.12+        48
---------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.


--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.60% to 0.40% and on Class C from 0.95% to 0.75%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Provid-ers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(4) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Flagship Michigan Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION: June 27, 1985
NET ASSETS: $300.4 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.03%             5.46%             0.88%             4.80%             5.46%
5 YEARS          6.67%             7.59%             6.85%             6.75%             7.59%
10 YEARS         6.93%             7.39%             6.92%             6.68%             7.39%
INCEPTION        8.21%             8.62%             8.21%             7.91%             8.62%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------

MATURITY (YEARS)
                         (BAR CHART APPEARS HERE)
Average Maturity  18.2
Average Modified   7.8
Duration

--------------------------------------------------------------------------------
CREDIT QUALITY

  BBB (11%)

  A (19%)                               (PIE CHART APPEARS HERE)

  AA (18%)

  AAA (52%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

  Other (29%)

  Municipal Revenue/
  Water & Sewer (7%)

  Special Tax
  Revenue (8%)
                                        (PIE CHART APPEARS HERE)
  Hospitals (21%)

  Pre-refunded (19%)

  Non-State General
  Obligations (16%)

                            EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)      5%(2)    1%(3)    --

--------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
MANAGEMENT FEES          0.54%                 0.54%                 0.54%                 0.54%
12b-1 FEES               0.20%                 0.95%                 0.75%                  --
OTHER EXPENSES           0.11%                 0.11%                 0.11%                 0.11%
-------------------------------------------------------------------------------------------------
  TOTAL (GROSS)          0.85%                 1.60%                 1.40%                 0.65%
WAIVERS/
REIMBURSEMENTS            --                    --                    --                    --
-------------------------------------------------------------------------------------------------
  TOTAL (NET)            0.85%                 1.60%                 1.40%                 0.65%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 56                  $ 14                   $ 7
3 YEARS                 $ 68                  $ 82                  $ 44                   $21
5 YEARS                 $ 87                  $ 99                  $ 77                   $36
10 YEARS                $142                  $170                  $168                   $81


 Information as of 11/30/96     See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------  ---------------------------------

 CLASS         INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                     Net Realized             Distribu-
                                     and Unreal-   Dividends    tions
               Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending  Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,      Value   Income(c)  Investments(a)   Income     Gains     Value
 ------------- --------- ---------- -------------- ---------- --------- ---------
 CLASS A
 (6/85)
 1997(e)        $11.37      $.31          $.44       $(.31)     $  --    $11.81
---------------------------------------------------------------------------------
 1996            11.59       .63         (.22)        (.63)        --     11.37
---------------------------------------------------------------------------------
 1995            11.31       .65           .28        (.65)        --     11.59
---------------------------------------------------------------------------------
 1994            11.77       .66         (.43)        (.66)     (.03)     11.31
---------------------------------------------------------------------------------
 1993            11.12       .68           .65        (.68)        --     11.77
---------------------------------------------------------------------------------
 1992            10.80       .69           .32        (.69)        --     11.12
---------------------------------------------------------------------------------
 1991            10.61       .69           .20        (.70)        --     10.80
---------------------------------------------------------------------------------
 1990            10.67       .70         (.06)        (.70)        --     10.61
---------------------------------------------------------------------------------
 1989            10.10       .71           .57        (.71)        --     10.67
---------------------------------------------------------------------------------
 1988             9.95       .72           .15        (.72)        --     10.10
---------------------------------------------------------------------------------
 1987            10.14       .71         (.14)        (.70)     (.06)      9.95
---------------------------------------------------------------------------------
 1986(d)          9.58       .65           .57        (.66)        --     10.14
---------------------------------------------------------------------------------
 CLASS C
 (6/93)
 1997(e)         11.35       .27           .44        (.27)        --     11.79
---------------------------------------------------------------------------------
 1996            11.58       .56         (.22)        (.57)        --     11.35
---------------------------------------------------------------------------------
 1995            11.30       .58           .28        (.58)        --     11.58
---------------------------------------------------------------------------------
 1994(d)         11.86       .54         (.52)        (.55)     (.03)     11.30
---------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
                                   Ratio of Net
                       Ratio of     Investment
             Ending   Expenses to   Income to     Portfolio
   Total   Net Assets Average Net    Average      Turnover
 Return(b) (millions)  Assets(c)  Net Assets(c)     Rate
 -------------------- --------------------------  ---------
   13.30%+   $257.4        .89%+       5.29+          26%
---------------------------------------------------------------------------------
    3.61      248.4        .82         5.42           54
---------------------------------------------------------------------------------
    8.57      250.4        .80         5.82           37
---------------------------------------------------------------------------------
    1.87      243.0        .75         5.56           28
---------------------------------------------------------------------------------
   12.27      227.3        .81         5.85           10
---------------------------------------------------------------------------------
    9.74      176.6        .81         6.34           11
---------------------------------------------------------------------------------
    8.73      134.2        .90         6.56           23
---------------------------------------------------------------------------------
    6.21      102.5        .95         6.54           47
---------------------------------------------------------------------------------
   13.12       84.6        .96         6.80           54
---------------------------------------------------------------------------------
    8.95       73.5        .94         7.11           78
---------------------------------------------------------------------------------
    6.60       82.0        .78         6.71           89
---------------------------------------------------------------------------------
   14.76       44.6       .81+        7.01+           79
---------------------------------------------------------------------------------
   12.74+      43.1      1.44+        4.74+           26
---------------------------------------------------------------------------------
    2.96       41.4       1.37         4.86           54
---------------------------------------------------------------------------------
    7.98       37.1       1.35         5.25           37
---------------------------------------------------------------------------------
     .19       30.0      1.25+        4.89+           28
---------------------------------------------------------------------------------

+   Annualized
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by, if applicable, Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.


--------------------------------------------------------------------------------
Notes:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.05% to 0.85% and on Class C from 1.60% to 1.40%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices. Nuveen Advisory also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not repre-sent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Missouri Municipal Bond Fund

                            PERFORMANCE INFORMATION
INCEPTION: August 3, 1987

NET ASSETS: $223.1 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.99%             5.42%             0.85%             4.85%             5.42%
5 YEARS          6.70%             7.62%             6.88%             7.05%             7.62%
INCEPTION        7.47%             7.96%             7.46%             7.38%             7.96%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)
                         (BAR CHART APPEARS HERE)
Average Maturity   21.4
Average Modified    8.0
Duration

--------------------------------------------------------------------------------
CREDIT QUALITY

  NR (7%)

  BBB (6%)

  A (25%)                               (PIE CHART APPEARS HERE)

  AA (9%)

  AAA (53%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

  Municipal Appropriation
  Obligations (10%)

  Hospitals (12%)
                                        (PIE CHART APPEARS HERE)
  Municipal Revenue/Utility (10%)

  State/Territorial General
  Obligations (9%)

  Health Care (9%)

  Other (50%)

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B CLASS C CLASS R
-----------------------------------------------------------------------------------------
Sales Charge on Purchases                                4.20%(1)   --      --      --
Sales Charge on Reinvested Dividends                      --        --      --      --
Contingent Deferred Sales Charge (CDSC) on Redemptions    --(1)     5%(2)   1%(3)   --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES(4)
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
---------------------------------------------------------------------------------------------
MANAGEMENT FEES        0.54%                0.54%                0.54%                0.54%
12b-1 FEES             0.20%                0.95%                0.75%                  --
OTHER EXPENSES         0.15%                0.15%                0.15%                0.15%
---------------------------------------------------------------------------------------------
  TOTAL (GROSS)         0.89%                1.64%                1.44%                0.69%
WAIVERS/
REIMBURSEMENTS         (0.08%)              (0.08%)              (0.08%)              (0.08%)
---------------------------------------------------------------------------------------------
  TOTAL (NET)           0.81%                1.56%                1.36%                0.61%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES(5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 55                   $14                   $ 6
3 YEARS                 $ 67                  $ 81                  $ 43                   $20
5 YEARS                 $ 85                  $ 96                  $ 74                   $34
10 YEARS                $138                  $165                  $164                   $76

 Information as of 11/30/96         See Notes on Next Page
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------  ---------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (8/87)
 1997(e)           $10.51    $.28        $.39          $(.28)     $ --      $10.90
-------------------------------------------------------------------------------------
 1996               10.72     .58        (.21)          (.58)        --      10.51
-------------------------------------------------------------------------------------
 1995               10.50     .60         .22           (.60)        --      10.72
-------------------------------------------------------------------------------------
 1994               10.87     .61        (.34)          (.61)       (.03)    10.50
-------------------------------------------------------------------------------------
 1993               10.32     .64         .60           (.63)       (.06)    10.87
-------------------------------------------------------------------------------------
 1992               10.04     .65         .29           (.65)       (.01)    10.32
-------------------------------------------------------------------------------------
 1991                9.76     .65         .28           (.65)        --      10.04
-------------------------------------------------------------------------------------
 1990                9.86     .65        (.10)          (.65)        --       9.76
-------------------------------------------------------------------------------------
 1989                9.30     .65         .57           (.65)       (.01)     9.86
-------------------------------------------------------------------------------------
 1988(d)             9.58     .49        (.26)          (.51)        --       9.30
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)            10.50     .25         .39           (.25)        --      10.89
-------------------------------------------------------------------------------------
 1996               10.72     .51        (.21)          (.52)        --      10.50
-------------------------------------------------------------------------------------
 1995               10.50     .53         .23           (.54)        --      10.72
-------------------------------------------------------------------------------------
 1994(d)            11.33     .02        (.83)          (.02)        --      10.50
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (8/87)
 1997(e)            12.94%+   $216.1     .92%       5.22%+         21%
-------------------------------------------------------------------------------------
 1996                3.51      212.7     .80        5.37           38
-------------------------------------------------------------------------------------
 1995                8.19      205.1     .67        5.78           40
-------------------------------------------------------------------------------------
 1994                2.42      187.3     .62        5.52           34
-------------------------------------------------------------------------------------
 1993               12.54      144.8     .55        5.99           33
-------------------------------------------------------------------------------------
 1992                9.70       76.1     .47        6.39           32
-------------------------------------------------------------------------------------
 1991                9.92       43.4     .58        6.57           44
-------------------------------------------------------------------------------------
 1990                5.89       19.1     .66        6.64           36
-------------------------------------------------------------------------------------
 1989               13.70       13.0     .69        6.80           69
-------------------------------------------------------------------------------------
 1988(d)             2.98        7.8     .50+       6.32+         119
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)            12.36+       7.0    1.47+       4.66+          21
-------------------------------------------------------------------------------------
 1996                2.84        6.2    1.35        4.79           38
-------------------------------------------------------------------------------------
 1995                7.60        4.0    1.20        5.19           40
-------------------------------------------------------------------------------------
 1994(d)           (17.62)       1.9    1.15+       4.44+          34
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.



-------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.01% to 0.81% and on Class C from 1.56% to 1.36%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Asso-ciation of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Flagship Ohio Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION: June 27, 1985

NET ASSETS: $490.6 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.38%             4.78%             0.23%             4.21%             4.78%
5 YEARS          6.23%             7.14%             6.40%             6.56%             7.14%
10 YEARS         6.84%             7.30%             6.83%             6.71%             7.30%
INCEPTION        8.00%             8.40%             7.99%             7.81%             8.40%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transac-tion Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity    18.0
Average Modified     6.9
Duration

--------------------------------------------------------------------------------
CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

  NR (2%)

  BBB (9%)

  A (12%)

  AA (13%)

  AAA (64%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

  Other (26%)

  Municipal Revenue/
  Utility (8%)

  Industrial
  Development and
  Pollution Control (9%)

  Pre-Refunded (22%)

  Hospitals (20%)

  Non-State General
  Obligations (15%)

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)      5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.53%   0.53%   0.53%   0.53%
12b-1 FEES        0.20%   0.95%   0.75%    --
OTHER EXPENSES    0.11%   0.11%   0.11%   0.11%
------------------------------------------------
  TOTAL (GROSS)   0.84%   1.59%   1.39%   0.64%
WAIVERS/
REIMBURSEMENTS     --      --      --      --
------------------------------------------------
  TOTAL (NET)     0.84%   1.59%   1.39%   0.64%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 56                  $ 14                   $ 7
3 YEARS                 $ 68                  $ 82                  $ 44                   $20
5 YEARS                 $ 87                  $ 98                  $ 76                   $36
10 YEARS                $141                  $169                  $167                   $80

 Information as of 11/30/96      See Notes on Next Page
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 ----------------  ------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (6/85)
 1997(e)            $11.21      $.31       $  .34        $(.30)    $ --      $11.56
-------------------------------------------------------------------------------------
 1996                11.43       .62         (.21)        (.63)      --       11.21
-------------------------------------------------------------------------------------
 1995                11.21       .64          .22         (.64)      --       11.43
-------------------------------------------------------------------------------------
 1994                11.59       .64         (.38)        (.64)      --       11.21
-------------------------------------------------------------------------------------
 1993                11.05       .66          .54         (.66)      --       11.59
-------------------------------------------------------------------------------------
 1992                10.72       .68          .33         (.68)      --       11.05
-------------------------------------------------------------------------------------
 1991                10.45       .68          .28         (.69)      --       10.72
-------------------------------------------------------------------------------------
 1990                10.54       .69         (.09)        (.69)      --       10.45
-------------------------------------------------------------------------------------
 1989                10.04       .69          .51         (.70)      --       10.54
-------------------------------------------------------------------------------------
 1988                 9.82       .71          .23         (.71)     (.01)     10.04
-------------------------------------------------------------------------------------
 1987                10.12       .71         (.25)        (.71)     (.05)      9.82
-------------------------------------------------------------------------------------
 1986(d)              9.58       .66          .56         (.68)      --       10.12
-------------------------------------------------------------------------------------
 CLASS C (8/93)
 1997(e)             11.21       .27          .35         (.27)      --       11.56
-------------------------------------------------------------------------------------
 1996                11.43       .55         (.21)        (.56)      --       11.21
-------------------------------------------------------------------------------------
 1995                11.20       .57          .23         (.57)      --       11.43
-------------------------------------------------------------------------------------
 1994(d)             11.69       .46         (.49)        (.46)      --       11.20
-------------------------------------------------------------------------------------
------------------ --------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (6/85)
 1997(e)            11.83%+    $451.4       .94%+       5.36%+       10%
-------------------------------------------------------------------------------------
 1996                3.59       443.1       .92         5.41         31
-------------------------------------------------------------------------------------
 1995                7.99       445.6       .95         5.78         31
-------------------------------------------------------------------------------------
 1994                2.24       445.3       .93         5.48          9
-------------------------------------------------------------------------------------
 1993               11.20       410.5       .96         5.81         15
-------------------------------------------------------------------------------------
 1992                9.77       325.3       .95         6.24         18
-------------------------------------------------------------------------------------
 1991                9.57       268.2      1.02         6.53         14
-------------------------------------------------------------------------------------
 1990                5.86       231.3       .96         6.56         42
-------------------------------------------------------------------------------------
 1989               12.36       195.1       .93         6.79         37
-------------------------------------------------------------------------------------
 1988               10.12       157.5       .88         7.16         85
-------------------------------------------------------------------------------------
 1987                5.33       153.3       .76         6.78        109
-------------------------------------------------------------------------------------
 1986(d)            14.71        77.0       .75+        7.18+        62
-------------------------------------------------------------------------------------
 CLASS C (8/93)
 1997(e)            11.26+       39.2      1.49+        4.80+        10
-------------------------------------------------------------------------------------
 1996                3.03        34.9      1.47         4.84         31
-------------------------------------------------------------------------------------
 1995                7.50        28.5      1.50         5.21         31
-------------------------------------------------------------------------------------
 1994(d)             (.17)       25.7      1.46+        4.79+         9
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.


-------------------------------------------------------------------------------
NOTES:
(1) Reflects sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.04% to 0.84% and on Class C from 1.59% to 1.39%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices. Nuveen Advisory has agreed to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.75% of the fund's average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Wisconsin Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION: June 1, 1994

NET ASSETS: $13.7 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR          (0.04%)            4.34%            (0.20%)            3.97%             4.34%
INCEPTION        4.77%             6.58%             4.52%             6.21%             6.58%

Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)
                           (BAR CHART APPEARS HERE)
Average Maturity   19.0
Average Modified    7.2
Duration

--------------------------------------------------------------------------------
CREDIT QUALITY

  NR (32%)

  BBB (10%)
                                        (PIE CHART APPEARS HERE)
  A (17%)

  AAA (30%)

  AA (11%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

  Other (32%)

  Pre-Refunded (12%)

  Hospitals (13%)
                           (PIE CHART APPEARS HERE)
  Housing/
  Multifamily (15%)

  Municipal Revenue/
  Other (14%)

  Health Care (14%)

                            EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)      5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                             CLASS A          CLASS B          CLASS C          CLASS R
---------------------------------------------------------------------------------------
MANAGEMENT FEES               0.55%            0.55%            0.55%            0.55%
12b-1 FEES                    0.20%            0.95%            0.75%             --
OTHER EXPENSES                0.81%            0.81%            0.81%            0.81%
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (GROSS)      1.56%            2.31%            2.11%            1.36%
WAIVERS/
REIMBURSEMENTS               (1.11%)          (1.11%)          (1.11%)          (1.11%)
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (NET)        0.45%            1.20%            1.00%            0.25%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                   $46                  $ 52                  $ 10                   $ 3
3 YEARS                  $56                  $ 70                  $ 32                   $ 8
5 YEARS                  $66                  $ 78                  $ 55                   $14
10 YEARS                 $96                  $125                  $122                   $32

 Information as of 11/30/96     See Notes on Next Page
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------- ---------------------------------------------------------------------

 CLASS         INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                     Net Realized             Distribu-
                                     and Unreal-   Dividends    tions
               Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending  Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,      Value   Income(c)  Investments(a)   Income     Gains     Value
 ------------- --------- ---------- -------------- ---------- --------- ---------
 CLASS A
 (6/94)
 1997(e)         $9.61      $.25         $ .29       $(.25)    $  --      $9.90
---------------------------------------------------------------------------------
 1996             9.79       .50         (.18)        (.50)       --       9.61
---------------------------------------------------------------------------------
 1995(d)          9.58       .49           .21        (.49)       --       9.79
---------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
                                   Ratio of Net
                       Ratio of     Investment
             Ending   Expenses to   Income to     Portfolio
   Total   Net Assets Average Net    Average      Turnover
 Return(b) (millions)  Assets(c)  Net Assets(c)     Rate
 -------------------- --------------------------  ---------
   11.44%+    $13.7       .66%+         5.06%+        27%
---------------------------------------------------------------------------------
    3.35       12.4       .64           5.02          47
---------------------------------------------------------------------------------
    7.36        8.3       .39           5.25          52
---------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.




-------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.65% to 0.45% and on Class C from 1.20% to 1.00%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Asso-ciation of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's general dividend-setting practices.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. Class B shares convert to Class A shares after eight years. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

-------------------------------------------------------------------------------

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest substantially all of their assets (at least 80%) in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The Michigan and Ohio Funds may not invest more than 20% of their net assets in these territorial municipal bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. The Kentucky Limited Term Fund maintains a weighted average portfolio maturity of 1 to 7 years. All of the other funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.


--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. These risks may be greater for the Kansas, Kentucky Limited, Missouri and Wisconsin Funds, which as "non-diversified" funds may concentrate their investment in municipal bonds of certain issuers to a greater extent than the Kentucky, Michigan and Ohio Funds described in this prospectus, which are diversified funds.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

As diversified funds, the Kentucky, Michigan and Ohio Funds also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus except the Kentucky Limited Term Fund:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                          AUTHORIZED
                                                                            DEALER
                                   SALES CHARGE                           COMMISSION
                          ----------------------------------------        ----------
                                                    AS % OF
                          AS % OF PUBLIC            YOUR NET            AS % OF PUBLIC
  PURCHASE AMOUNT         OFFERING PRICE           INVESTMENT           OFFERING PRICE
--------------------------------------------------------------------------------------
      Up to $50,000            4.20%                  4.38%                  3.70%
    $50,000-100,000            4.00                   4.18                   3.50
   $100,000-250,000            3.50                   3.63                   3.00
   $250,000-500,000            2.50                   2.56                   2.00
 $500,000-1,000,000            2.00                   2.04                   1.50
$1,000,000 and over             --(1)                  --                     --(1)


-------------------------------------------------------------------------------

The following Class A sales charges and commissions apply to the Kentucky Limited Term Fund:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                          AUTHORIZED
                                                                            DEALER
                                   SALES CHARGE                           COMMISSION
                          ----------------------------------------        ----------
                                                    AS % OF
                          AS % OF PUBLIC            YOUR NET            AS % OF PUBLIC
  PURCHASE AMOUNT         OFFERING PRICE           INVESTMENT           OFFERING PRICE
--------------------------------------------------------------------------------------
      Up to $50,000            2.50%                  2.56%                  2.00%
    $50,000-100,000            2.00                   2.04                   1.60
   $100,000-250,000            1.50                   1.52                   1.20
   $250,000-500,000            1.25                   1.27                   1.00
 $500,000-1,000,000            0.75                   0.76                   0.60
$1,000,000 and over             --(1)                  --                     --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calcu-lated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support to authorized dealers in connection with sales meet-ings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs. Nuveen pays for these programs at its own expense and not out of fund assets.

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions                  Sales Charge Waivers

 . Rights of Accumulation                 . Unit Trust Reinvestment

 . Letter of Intent (LOI)                 . Purchases using Redemptions
                                           from Unrelated Funds
 . Group Purchase

                                         . Fee-Based Programs

                                         . Bank Trust Departments

                                         . Certain Employees of
                                           Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase. The Kentucky Limited Term Fund does not currently offer B Shares.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

--------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

    DURING
     YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, but Class C shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.55% (0.35% for the Kentucky Limited Term Fund) annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.


--------------------------------------------------------------------------------

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

-------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.


-------------------------------------------------------------------------------

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

-------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen national or state mutual fund. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

-------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost averaging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

-------------------------------------------------------------------------------
THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             (CHART APPEARS HERE)

                                  ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -------------------------------------
          YEAR      INVESTED      4.00%          5.00%          6.00%
          ----      --------     -------        -------        -------
            0       $ 2,874      $ 2,874        $ 2,874        $ 2,874
            5         8,622        9,861         10,203         10,561
           10        14,370       18,391         19,610         20,929
           15        20,118       28,807         31,681         34,913
           20        25,866       41,525         47,173         53,779


-------------------------------------------------------------------------------
PAGE 21

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.


 DIVIDENDS AND TAXES


-------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first busi-ness day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

-------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular


-------------------------------------------------------------------------------
monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt divi-dend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                             TAX-FREE YIELD
TAX RATE         4.00%               4.50%               5.00%               5.50%               6.00%
-------  ---------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%               7.64%               8.33%
 31.0%           5.80%               6.52%               7.25%               7.97%               8.70%
 36.0%           6.25%               7.03%               7.81%               8.59%               9.37%
 39.6%           6.62%               7.45%               8.28%               9.11%               9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.


 GENERAL INFORMATION


-------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds


  P.O. Box 8509

  Boston, MA 02266-8509

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

-------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.


-------------------------------------------------------------------------------

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to all funds described in this prospectus except the Kentucky Limited Term Fund:

-------------------------------------------------------------------------------
MANAGEMENT FEES


AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%

The following schedule applies to the Kentucky Limited Term Fund:

-------------------------------------------------------------------------------
MANAGEMENT FEES

AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.4500%
For the next $125 million    0.4375%
For the next $250 million    0.4250%
For the next $500 million    0.4125%
For the next $1 billion      0.4000%
For assets over $2 billion   0.3750%

For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Michael Davern has been the portfolio manager for the Kansas and the Missouri Funds since 1992, the Michigan Fund since 1993, and the Wisconsin Fund since 1994. Mr. Davern became a Vice President of Flagship Financial Inc., the funds' prior investment advisor in 1991, and became a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Richard Huber has been the portfolio manager for the Kentucky Fund since 1993 and the Kentucky Limited Term Fund since 1995. Since 1995 he has been a Vice President of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Walter Parker is the portfolio manager for the Ohio Fund. Mr. Parker has managed the fund since 1995 as a Vice President and since 1994 had been an employee of Flagship Financial Inc., the funds' prior investment adviser, until becoming a Vice President of Nuveen Advisory upon the acquisi-tion of Flagship Resources Inc. by The John Nuveen Company in January 1997.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding. The plan also authorizes each fund (excluding the Kentucky Limited Term Fund which does not currently offer Class B shares) to pay Nuveen an annual 0.75% distribution fee on the average daily net assets of Class B shares outstanding. The plan also authorizes each fund to pay Nuveen an annual 0.55% (0.35% for the Kentucky Limited Term Fund) distribution fee on the average daily net assets of Class C shares outstanding. In order to help compensate Nuveen for the sales commis-sion paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional informa-tion contains a detailed description of the plan and its provisions.

TRANSFER AGENT

The funds have appointed Boston Financial, P.O. Box 8509, Boston, MA, 02266-8509 as the transfer agent responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative serv-ices in connection with the maintenance of shareholder accounts.

-------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from


-------------------------------------------------------------------------------

Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publi-cations. See the statement of additional information for a more detailed discussion.

-------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

-------------------------------------------------------------------------------
ORGANIZATION

The Trust is an open-end investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same port-folio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

The Ohio and Michigan Funds were formed as a result of mergers between existing Nuveen and Flagship funds. The performance and the financial informa-tion of each fund reflects that of the predecessor Flagship fund.


 APPENDIX


-------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

KANSAS

Recent growth in the State's trade, services and manufacturing sectors has decreased the historical dominance of agriculture on the Kansas economy. In fact, agriculture today employs only 4.7% of the workforce. The Kansas economy was characterized by strong employment growth in the manufacturing and construction sectors in 1995, exceeding the national average. In only three of the prior 13 years had the State average surpassed national job growth. The State's other major labor market includes finance, insurance and real estate.

The State's unemployment rate fell from 4.2% in August 1995 to 4.0% a year later in 1996. Per capita personal income rose 5.1% in 1995 to reach $21,825.

The State reserves 2.5% of the General Fund annually for an operating balance fund and applies any moneys to budgetary shortfalls. Targeted ending balances are also used as a means of restraining expenditure growth to the level of revenue growth. In September 1995, the Governor ordered an 1.5% across the board reduction in agency expenditures in the face of revenue shortfalls. In addition, he has ordered all agencies to reduce employment by 2% in 1996. The 1997 budget recommendations include $7.8 billion in expenditures, a reduction of almost $100 million from 1996.

Tax Treatment.

The Kansas Fund's regular monthly dividends will not be subject to Kansas personal income taxes to the extent they are paid out of income earned on all Kansas municipal bonds issued after December 31, 1987, on specified Kansas municipal bonds issued before that date, or on U.S. government securities.


-------------------------------------------------------------------------------

You will be subject to Kansas personal income taxes, however, to the extent the Kansas Fund distributes any taxable income or realized capital gains, or if you sell or exchange Kansas Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Kansas Fund is similar to that described above.

KENTUCKY

Kentucky's economy surpassed national growth rates during the 1990's in part due to its lower costs of living and doing business and an aggressive business recruitment and incentives program. The State's economic base is concentrated in manufacturing and service industries such as industrial machinery, elec-tronics and apparel production and insurance and real estate. Kentucky's "Golden Triangle" bounded by Cincinnati, Lexington and Louisville has experi-enced the most intense economic growth due in part to the influence of good universities and transportation. Prosperity elsewhere in the State is uneven.

The State's unemployment rate fell below the national average during the past two years. The rate as of August 1996 was 4.2%. Per capita income rose 4.8% in 1995 to $18,612.

The State has difficulty at times in balancing its budget. All of Kentucky's general obligation debt matured in 1995.

Tax Treatment.

The Kentucky Funds' regular monthly dividends will not be subject to the Kentucky individual income tax to the extent they are paid out of income earned on Kentucky municipal bonds or U.S. government securities. You will be subject to Kentucky personal income tax, however, to the extent the Kentucky Funds distribute any taxable income or realized capital gains, or if you sell or exchange Kentucky Funds and realize a capital gain on the transaction. You will not be subject to the annual Kentucky intangible property tax on the portion of the fair cash value of your shares of the Kentucky Funds that is attributable to Kentucky municipal bonds or U.S. government securities.

The treatment of corporate shareholders of the Kentucky Funds is similar to that described above.

MICHIGAN

Michigan's economy has long been dominated by the automobile and related manu-facturing industries, although employment in those sectors has fallen from historical levels. As a result, the State is more vulnerable to cyclical downturns than other states and the nation taken as a whole. However, the State also manufactures food products, plastics as well as office furniture, and the tourism, agriculture and mining industries balance the manufacturing sector.

The State's unemployment rate was a low 4.2% as of August 1996 compared to a national average of 5.1%. This represents a continuing drop from Michigan's 1994 and 1995 averages of 5.9% and 5.3%. Per capita income grew at the fourth fastest rate in the nation in 1995, reaching $23,551.

The State Constitution mandates that proposed expenditures from each state fund not exceed proposed revenues available. Any surplus or deficit in a fund must be carried over to the succeeding year. The State Constitution also limits the amount of revenue the legislature can raise from taxes and ties it to personal income levels. The State ended fiscal years 1993 and 1994 with surpluses of $26 million and $464 million which the government transferred to a Counter-Cyclical Budget and Economic Stabilization Fund to be used in periods of budget shortfalls. As of February 9, 1996, Moody's gives the State's general obligation debt an Aa rating while S&P gives it an AA rating.

Tax Treatment.

The Michigan Fund's regular monthly dividends will not be subject to the Mich-igan individual income tax to the extent they are paid out of income earned on Michigan municipal bonds or paid out of income earned on or capital gains realized from the sale of U.S. government securities. You will be subject to Michigan personal income tax, however, to the extent the Michigan Fund distributes any taxable income or realized capital gains (other than capital gains realized from the sale of U.S. government securities), or if you sell or exchange Michigan Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Michigan Fund differs from that described above. Corporate shareholders should refer to the statement of addi-tional information for more detailed information and are urged to consult their tax adviser.

MISSOURI

Missouri remains a major manufacturing, financial and agricultural state whose economic performance echoes that of the nation due to its diverse employment base. The State expects continued economic improvement in 1996 following its recovery from the nationwide recession of the 1980's. The trade and service sectors continue to employ over half of the workforce. An increase in automo-bile manufacturing employment elevated manufacturing employment levels gener-ally in the first half of the decade and compensated for defense and aerospace related job losses.

The State's unemployment rate fell from 5.2% in August 1995 to 4.3% in August 1996, remaining below the national average. Per capita personal income rose 5.2% in 1995 to reach $21,627 after a 6.3% rise in 1994.

Sound fiscal management policies led to a balanced budget in 1995 and a surplus of $1,586 billion.


-------------------------------------------------------------------------------

Revenue collections increased in both 1994 and 1995 but the 1996 budget is still based on conservative revenue projections of $5.455 billion. The Governor enjoys line-item veto power over any appropriations except for public debt and education expenditures and can reduce actual State agency spending when revenue shortfalls occur. As of February 9, 1996, Moody's gives the State's general obligation debt an Aaa rating while S&P gives it an AAA rating.

Tax Treatment.

The Missouri Fund's regular monthly dividends will not be subject to the Missouri individual income tax to the extent they are paid out of income earned on Missouri municipal bonds or U.S. government securities. You will be subject to Missouri personal income tax, however, to the extent the Missouri Fund distributes any taxable income or realized capital gains, or if you sell or exchange Missouri Fund shares and realize a capital gain on the transac-tion.

The treatment of corporate shareholders of the Missouri Fund is similar to that described above.

OHIO

The Ohio economy historically relied on durable goods manufacturing concen-trated in motor vehicles and equipment, steel, rubber products and household appliances, but has diversified to the point where service sector employment now rivals that in the manufacturing sector. General economic activity tends to be more cyclical than in non-industrialized states. Agricultural production remains important to the economy involving 16% of the labor force and over half the land area.

From 1990-96, the State's unemployment rate ranked below the national average. For instance, Ohio enjoyed a low rate of 4.3% in August 1996 compared to a national average of 5.1%. Personal income growth ranked 12th in the nation in 1995, increasing to a per capita level of $22,021.

The State cannot by law operate with a deficit and has well-established proce-dures to ensure that appropriations and expenditures are matched by revenues from the General Revenue Fund ("GRF"). The tools available to the State include targeted and general cuts in spending and a Budget Stabilization Fund ("BSF"). Ohio operates on two year budgetary cycles or bienniums. The 1992-3 cycle presented significant shortfalls which were addressed with spending reductions and tax revisions. By contrast the 1994-5 biennium produced a more favorable financial picture and ended with a GRF balance of $928 million, enabling the State to replenish the BSF with $535.2 million. Moody's gives Ohio's general obligations bonds an Aa rating while S&P's given them an AA rating.

Tax Treatment.

The Ohio Fund's regular monthly dividends will not be subject to Ohio personal income taxes to the extent they are paid out of income earned on Ohio munic-ipal bonds or U.S. government securities or out of gain from Ohio municipal bonds. You will be subject to Ohio personal income taxes, however, to the extent the Ohio Fund distributes any taxable income or realized capital gains (other than capital gains on Ohio municipal bonds), or if you sell or exchange Ohio Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Ohio Fund differs from that described above. Corporate shareholders should refer to the statement of addi-tional information for more detailed information and are urged to consult their tax adviser.

WISCONSIN

Wisconsin's economy is diverse and strong with non-agricultural employment evenly spread between the manufacturing, service and trade sectors. The number of manufacturing jobs achieved an all time high in 1995 as did total non-agri-cultural employment. Job growth was expected to slow down to 1% in 1996 however, reflecting nationwide trends. The State continues its efforts to attract new businesses with grants and loans for major development projects, labor training and technology development. The tourism industry has expanded and now stimulates some $5.6 billion in expenditures.

The State's unemployment rate as of August 1996 was a very low 3.1% compared to the comparable national average of 5.1% and represents the lowest state level since 1969. Unemployment was also low in the preceding year, standing at 3.2% for the month of August 1995. Personal income per capita was $21,839 in 1995.

Wisconsin law provides several means to ensure budgetary restraint. The State Constitution requires the legislature to enact a balanced budget and state law prohibits enactment of a budget which would cause the estimated General Fund balance to fall below 1% of general appropriations. The mandated reserves for 1996 and 1997 are $83 million and $92 million respectively. The Governor can veto all or part of an appropriations bill. Provision is made for review of expenditures when the administration projects revenue shortfalls mid-year. The 1995 fiscal year ended with an unaudited balance of $401 million while the State projects a balance of $442 million out of $20.327 billion in total disbursements and reserves for 1996. As of February 9, 1996, Moody's gives the State's general obligation debt an Aa rating while S&P gives it an AA rating.


-------------------------------------------------------------------------------

Tax Treatment.

The Wisconsin Fund's regular monthly dividends will not be subject to Wisconsin personal income tax to the extent they are paid out of income earned on certain Wisconsin municipal obligations or U.S. government securities. You will be subject to Wisconsin personal income tax, however, to the extent the Wisconsin Fund distributes any taxable income or realized capital gains, or if you sell or exchange Wisconsin Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Wisconsin Fund differs from that described above. Corporate shareholders should refer to the statement of additional information for more detailed information and are urged to consult their tax adviser.


-------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           MUNICIPAL BOND FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes

           1. Long-term, insured long-term, intermediate-term and limited-term portfolios.

           2. Long-term and insured long-term portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227
                                                                       VPR-MS6

                                                                FEBRUARY 1, 1997

NUVEEN FLAGSHIP MULTISTATE TRUST IV

NUVEEN FLAGSHIP KANSAS MUNICIPAL BOND FUND

NUVEEN FLAGSHIP KENTUCKY MUNICIPAL BOND FUND

NUVEEN FLAGSHIP KENTUCKY LIMITED TERM MUNICIPAL BOND FUND

NUVEEN FLAGSHIP MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN FLAGSHIP MISSOURI MUNICIPAL BOND FUND

NUVEEN FLAGSHIP OHIO MUNICIPAL BOND FUND

NUVEEN FLAGSHIP WISCONSIN MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust IV dated February 1, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 414-7447.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-9
Investment Adviser and Investment Management Agreement..................... S-14
Portfolio Transactions..................................................... S-15
Net Asset Value............................................................ S-15
Tax Matters................................................................ S-16
Performance Information.................................................... S-22
Additional Information on the Purchase and Redemption of Fund Shares....... S-27
Distribution and Service Plan.............................................. S-31
Independent Public Accountants and Custodian............................... S-32
Financial Statements....................................................... S-32
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Semi-Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and temporary investments, as those terms are defined in the Prospectus.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the Ohio Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust IV (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust IV. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has seven series: the Nuveen Flagship Kansas Municipal Bond Fund (formerly the Flagship Kansas Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Kentucky Municipal Bond Fund (formerly the Flagship Kentucky Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Kentucky Limited Term Municipal Bond Fund (formerly the Flagship Kentucky Limited Term Municipal Bond Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Michigan Municipal Bond Fund (formerly the Flagship Michigan Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Missouri Municipal Bond Fund (formerly the Flagship Missouri Double Tax Exempt Fund, a series of the Flagships Tax Exempt Funds Trust); the Nuveen Flagship Ohio Municipal Bond Fund (formerly the Flagship Ohio Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Wisconsin Municipal Bond Fund (formerly the Flagship Wisconsin Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

PORTFOLIO SECURITIES

  As described in the Prospectus, each of the Funds invests primarily in a portfolio of Municipal Obligations free from regular federal and state income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with its investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the Funds, for the fiscal year-end of the Fund as a series of its predecessor entity (described above), as indicated, were:

                                                                       FISCAL
                                                                        YEAR
                                                                      1995 1996
                                                                      ---- ----
       Nuveen Flagship Kansas Municipal Bond Fund (5/31)............. 72%  55%
       Nuveen Flagship Kentucky Municipal Bond Fund (5/31)........... 28%  17%
       Nuveen Flagship Kentucky Limited Term Municipal Bond Fund
        (5/31).......................................................  --  48%
       Nuveen Flagship Michigan Municipal Bond Fund (5/31)........... 37%  54%
       Nuveen Flagship Missouri Municipal Bond Fund (5/31)........... 40%  38%
       Nuveen Flagship Ohio Municipal Bond Fund (5/31)............... 31%  31%
       Nuveen Flagship Wisconsin Municipal Bond Fund (5/31).......... 52%  47%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest primarily all of its net assets in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO KANSAS

  Recent growth in the state's trade, services and manufacturing sectors has decreased the historical dominance of agriculture on the Kansas economy. In fact, agriculture today employs only 4.7% of the workforce. The Kansas economy was characterized by strong employment growth in the manufacturing and construction sectors in 1995, exceeding the national average. In only three of the prior 13 years had the state average surpassed national job growth. The state's other major labor market includes finance, insurance and real estate.

  The state's unemployment rate fell from 4.2% in August 1995 to 4.0% a year later in 1996. Per capita personal income rose 5.1% in 1995 to reach $21,825.

  The state reserves 2.5% of the General Fund annually for an operating balance fund and applies any moneys to budgetary shortfalls. Targeted ending balances are also used as a means of restraining expenditure growth to the level of revenue growth. In September 1995, the Governor ordered a 1.5% across the board reduction in agency expenditures in the face of a revenue shortfall. In addition, he has ordered all agencies to reduce employment by 2% in 1996. The 1997 budget recommendations include $7.8 billion in expenditures, a reduction of almost $100 million from 1996. As of August 1996, the state had no general obligation debt.

FACTORS PERTAINING TO KENTUCKY

  Kentucky's economy surpassed national growth rates during the 1990's in part due to its lower costs of living and doing business and an aggressive business recruitment and incentives program. The state's economic base is concentrated in manufacturing and service industries such as industrial machinery, electronics and apparel production and insurance and real estate. Kentucky's "Golden Triangle" bounded by Cincinnati, Lexington and Louisville has experienced the most intense economic growth due in part to the influence of good universities and transportation. Prosperity elsewhere in the state is uneven.

  The state's unemployment rate fell below the national average during the past two years. The rate as of August 1996 was 4.2%. Per capita income rose 4.8% in 1995 to $18,612.

  The state has difficulty at times in balancing its budget. Kentucky's general obligation debt matured in 1995.

FACTORS PERTAINING TO MICHIGAN

  Michigan's economy has long been dominated by the automobile and related manufacturing industries although employment in those sectors has fallen from historical levels. As a result, the state is more vulnerable to cyclical downturns than other states and the nation taken as a whole. However, the state also manufactures food products, plastics as well as office furniture, and the tourism, agriculture and mining industries balance the manufacturing sector.

  The state's unemployment rate was a low 4.2% as of August 1996 compared to a national average of 5.1%. This represents a continuing drop from Michigan's 1994 and 1995 averages of 5.9% and 5.0%. Per capita income grew at the fourth fastest rate in the nation in 1995, reaching $23,551.

  The state Constitution mandates that proposed expenditures from each state fund not exceed proposed revenues available. Any surplus or deficit in a fund must be carried over to the succeeding year. The state Constitution also limits the amount of revenue the legislature can raise from taxes and ties it to personal income levels. The state ended fiscal years 1993 and 1994 with surpluses of $26 million and $464 million which the government transferred to a Counter-Cyclical Budget and Economic Stabilization Fund to be used in periods of budget shortfalls. As of February 7, 1996, Moody's gives the state's general obligation debt an Aa rating while S&P gives it an AA rating.


FACTORS PERTAINING TO MISSOURI

  Missouri remains a major manufacturing, financial and agricultural state whose economic performance echoes that of the nation due to its diverse employment base. The state expects continued economic improvement in 1996 following its recovery from the nationwide recession of the 1980's. The trade and service sectors continue to employ over half of the workforce. An increase in automobile manufacturing employment elevated manufacturing employment levels generally in the first half of the decade and compensated for defense and aerospace related job losses.

  The state's unemployment rate fell from 5.2% in August 1995 to 4.3% in August 1996, remaining below the national average. Per capita personal income rose 5.2% in 1995 to reach $21,627 after a 6.3% rise in 1994.

  Sound fiscal management policies led to a balanced budget in 1995 and a surplus of $1.586 billion. Revenue collections increased in both 1994 and 1995 but the 1996 budget is still based on conservative revenue projections of $5.455 billion. The Governor enjoys line-item veto power over any appropriations except for public debt and education expenditures and can reduce actual state agency spending when revenue shortfalls occur. As of February 9, 1996, Moody's gives the state's general obligation debt an Aaa rating while S&P gives it an AAA rating.

FACTORS PERTAINING TO OHIO

  The Ohio economy historically relies on durable goods manufacturing concentrated in motor vehicles and equipment, steel, rubber products and household appliances, but has diversified to the point where service sector employment now rivals that of the manufacturing sector. General economic activity tends to be more cyclical than in non-industrialized states. Agricultural production remains important to the economy involving 16% of the labor force and over half the land area.

  From 1990-96, the state's unemployment rate ranked below the national average. For instance, Ohio enjoyed a low rate of 4.3% in August 1996 compared to a national average of 5.1%. Personal income growth ranked 12th in the nation in 1995, increasing to a per capita level of $22,021.

  The state cannot by law operate with a deficit and has well-established procedures to ensure that appropriations and expenditures are matched by revenues from the General Revenue Fund ("GRF"). The tools available to the state include targeted and general cuts in spending and a Budget Stabilization Fund ("BSF"). Ohio operates on two-year budgetary cycles or biennium's. The 1992-3 cycle presented significant shortfalls which were addressed with spending reductions and tax revisions. By contrast, the 1994-5 biennium produced a more favorable financial picture and ended with a GRF balance of $928 million, enabling the state to replenish the BSF with $535.2 million. Moody's gives Ohio's general obligation bonds an Aa rating while S&P gives them an AA.

FACTORS PERTAINING TO WISCONSIN

  Wisconsin's economy is diverse and strong with non-agricultural employment evenly spread between the manufacturing, service and trade sectors. The number of manufacturing jobs achieved an all time high in 1995 as did total non-agricultural employment. Job growth was expected to slow down to 1% in 1996, however, reflecting nationwide trends. The state continues its efforts to attract new businesses with grants and loans for major development projects, labor training and technology development. The tourism industry has expanded and now stimulates some $5.6 billion in expenditures.

  The state's unemployment rate as of August 1996 was a very low 3.1% compared to the comparable national average of 5.1% and represents the lowest state level since 1969. Unemployment was also low in the preceding year, standing at 3.2% for the month of August 1995. Personal income per capita was $21,839 in 1995.

  Wisconsin law provides several means to ensure budgetary restraint. The state Constitution requires the legislature to enact a balanced budget and state law prohibits enactment of a budget which would cause the estimated General Fund balance to fall below 1% of general appropriations. The mandated reserves for 1996 and 1997 are $83 million and $92 million, respectively. The Governor can veto all or part of an appropriations bill. Provision is made for review of expenditures when the administration projects revenue shortfalls mid-year. The 1995 fiscal year ended with an unaudited balance of $401 million while the state projects a balance of $442 million out of $20.327 billion in total disbursements and reserves for 1996. As of February 6, 1996, Moody's gives the state's general obligation debt an Aa rating while S&P gives it an AA rating.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a

Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                                      POSITIONS
                                     AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS               AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------               ---   -----------                   ----------------------
Timothy R. Schwertfeger*       47  Chairman and     Chairman since July 1, 1996 of The John Nuveen
 333 West Wacker Drive              Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                                   Advisory Corp. and Nuveen Institutional Advisory
                                                     Corp.; prior thereto Executive Vice President and
                                                     Director of The John Nuveen Company (since March
                                                     1992), John Nuveen & Co. Incorporated, Nuveen
                                                     Advisory Corp. (since October 1992) and Nuveen
                                                     Institutional Advisory Corp. (since October 1992).
Anthony T. Dean*               51  President and    President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive              Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                                   Advisory Corp. and Nuveen Institutional Advisory
                                                     Corp.; prior thereto, Executive Vice President and
                                                     Director of The John Nuveen Company (since March
                                                     1992), John Nuveen & Co. Incorporated, Nuveen
                                                     Advisory Corp. (since October 1992) and Nuveen
                                                     Institutional Advisory Corp. (since October 1992).
Robert P. Bremner              56   Trustee         Private Investor and Management Consultant.
 3725 Huntington Street, N.W.
 Washington, D.C. 20015
Lawrence H. Brown              62   Trustee         Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                                 The Northern Trust Company.
 Highwood, IL 60040
Anne E. Impellizzeri           64   Trustee         President and Chief Executive Officer of Blanton-
 3 West 29th Street                                  Peale Institute (since December 1990); prior
 New York, NY 10001                                  thereto, Vice President of New York City
                                                     Partnership (from 1987 to 1990).
Margaret K. Rosenheim          70   Trustee         Helen Ross Professor of Social Welfare Policy,
 969 East 60th Street                                School of Social Service Administration,
 Chicago, IL 60637                                   University of Chicago.
Peter R. Sawers                63   Trustee         Adjunct Professor of Business and Economics,
 22 The Landmark                                     University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                                Lake Forest Graduate School of Management, Lake
                                                     Forest, Illinois (since January 1992); prior
                                                     thereto, Executive Director, Towers Perrin
                                                     Australia (management consultant); Chartered
                                                     Financial Analyst; Certified Management
                                                     Consultant.
William J. Schneider           52   Trustee         Senior Partner, Miller-Valentine Partners, Vice
 4000 Miller-Valentine Ct.                           President, Miller-Valentine Realty, Inc.
 P.O. Box 744
 Dayton, OH 45401
Michael S. Davern              39   Vice President  Vice President of Nuveen Advisory Corp. (since
 One South Main Street                               January 1997); Vice President and Portfolio
 Dayton, OH 45402                                    Manager (since September 1991) of Flagship
                                                     Financial.
William M. Fitzgerald          32   Vice President  Vice President of Nuveen Advisory Corp. (since
 333 West Wacker Drive                               December 1995); Assistant Vice President of Nuveen
 Chicago, IL 60606                                   Advisory Corp. (from September 1992 to December
                                                     1995), prior thereto Assistant Portfolio Manager
                                                     of Nuveen Advisory Corp. (from June 1988 to
                                                     September 1992).
Kathleen M. Flanagan           49   Vice President  Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606

                         POSITIONS
                        AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------  ---   -----------                   ----------------------
J. Thomas         41   Vice President  Vice President of Nuveen Advisory Corp.
 Futrell
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Richard           33   Vice President  Vice President of Nuveen Advisory Corp. (since
 A. Huber                               January 1997); Vice President and Portfolio
 3450                                   Manager (since August 1985) of Flagship Financial.
 Cassandra
 Drive
 Tipp
 City, OH
 45371
Steven J.         39   Vice President  Vice President of Nuveen Advisory Corp.
 Krupa
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Anna R.           50   Vice President  Vice President of John Nuveen & Co. Incorporated.
 Kucinskis
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Larry W.          45   Vice President  Vice President (since September 1992), and
 Martin                                 Assistant Secretary and Assistant General Counsel
 333 West                               of John Nuveen & Co. Incorporated; Vice President
 Wacker                                 (since May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago,                               and Assistant Secretary (since January 1992) of
 IL 60606                               Nuveen Institutional Advisory Corp.; Assistant
                                        Secretary of The John Nuveen Company (since
                                        February 1993).
Edward F.         31   Vice President  Vice President (since September 1996), previously
 Neild,                                 Assistant Vice President (since December 1993) of
 IV                                     Nuveen Advisory Corp., portfolio manager prior
 One                                    thereto (since January 1992); Vice President
 South                                  (since September 1996), previously Assistant Vice
 Main                                   President (since May 1995) of Nuveen Institutional
 Street                                 Advisory Corp., portfolio manager prior thereto
 Dayton,                                (since January 1992).
 OH 45402
Walter K.         48   Vice President  Vice President of Nuveen Advisory Corp. (since
 Parker                                 January 1997); Vice President and Portfolio
 One                                    Manager (since July 1994) of Flagship Financial;
 South                                  Portfolio Manager and CIO Trust Investor (since
 Main                                   1983) for PNC Bank.
 Street
 Dayton,
 OH 45402
O. Walter         57   Vice President  Vice President and Controller of The John Nuveen
 Renfftlen                              Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp.
 Drive
 Chicago,
 IL 60606
Thomas C.         45   Vice President  Vice President of Nuveen Advisory Corp. and Nuveen
 Spalding,                              Institutional Advisory Corp.; Chartered Financial
 Jr.                                    Analyst.
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
H.                62   Vice President  Vice President and Treasurer of The John Nuveen
 William                                Company (since March 1992), John Nuveen & Co.
 Stabenow                               Incorporated, Nuveen Advisory Corp. and Nuveen
 333 West                               Institutional Advisory Corp, (since January 1992).
 Wacker
 Drive
 Chicago,
 IL 60606
Gifford           40   Vice President  Vice President (since September 1992), Assistant
 R.                    and Assistant    Secretary and Assistant General Counsel of John
 Zimmerman             Secretary        Nuveen & Co. Incorporated; Vice President (since
 333 West                               May 1993) and Assistant Secretary of Nuveen
 Wacker                                 Advisory Corp.; Vice President (since May 1993)
 Drive                                  and Assistant Secretary (since January 1992) of
 Chicago,                               Nuveen Institutional Advisory Corp.
 IL 60606

  Anthony Dean, Margaret Rosenheim and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 36 other Nuveen open-end funds. Mr. Dean, Mr. Schwertfeger, Mr. Brown, Ms. Impellizzeri, Ms. Rosenheim, and Mr. Sawers also are directors or trustees of 52 Nuveen closed-end funds.

  The following table sets forth estimated compensation paid or accrued by the Trust to each of the trustees of the Trust for the first full fiscal year and the total compensation that all Nuveen Funds paid to each trustee during the calendar year 1996. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $7,903(3)       $20,500(3)
      Lawrence H. Brown........................     $3,237          $58,500
      Anne E. Impellizzeri.....................     $3,237          $58,500
      Margaret K. Rosenheim....................     $3,579(2)       $66,315(1)
      Peter R. Sawers..........................     $3,237          $58,500
      William J. Schneider.....................     $8,288(3)       $21,500(3)

--------
(1) Includes $1,565 in interest accrued on deferred compensation from prior years.
(2) Includes $324 in interest accrued on deferred compensation from prior years.
(3) As a trustee of the Flagship Funds, for the 12 month period ended May 31, 1996.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of January 3, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                   PERCENTAGE
NAME OF FUND AND CLASS     NAME AND ADDRESS OF OWNER              OF OWNERSHIP
----------------------     -------------------------              ------------
Nuveen Flagship Kansas
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     15.89%
 Class A Shares........... for the sole benefit of its customers
                           Attn Fund Administration
                           4800 Deer Lake Dr E FL 3
                           Jacksonville FL 32246-6484
                           PaineWebber for the benefit of             7.08
                           Sonya Ropfogel and Leonard
                           Ropfogel Ttees Leonard
                           Dated 8/20/81
                           155 N. Market, Suite 1000
                           Wichita KS 67202-1824
Nuveen Flagship Kentucky
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     10.87
 Class A Shares........... for the benefit of its customers
                           Attn Fund Administration
                           4800 Deer Lake Dr E FL 3
                           Jacksonville FL 32246-6484
Nuveen Flagship Kentucky
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith     28.90
 Class C Shares........... for the sole benefit of its customers
                           Attn Fund Administration
                           4800 Deer Lake Dr E FL 3
                           Jacksonville FL 32246-6484

                                                                              PERCENTAGE
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER                OF OWNERSHIP
----------------------              -------------------------                ------------
Nuveen Flagship Kentucky Limited
 Term Municipal Bond Fund           Merrill Lynch, Pierce, Fenner & Smith       40.45%
 Class A Shares...................  for the sole benefit of its customers
                                    Attn Fund Administration
                                    4800 Deer Lake Dr E FL 3
                                    Jacksonville FL 32246-6484
                                    BHC Securities Inc.                          9.73
                                    Trade House Acct
                                    Attn Mutual FD Dept
                                    One Commerce Square
                                    2005 Market St
                                    Philadelphia PA 19103-7042
Nuveen Flagship Kentucky Limited
 Term Municipal Bond Fund           Merrill Lynch, Pierce, Fenner & Smith       52.21
 Class C Shares...................  for the sole benefit of its customers
                                    Attn Fund Administration
                                    4800 Deer Lake Dr E FL 3
                                    Jacksonville FL 32246-6484
                                    Dean Witter for the benefit of               9.84
                                    Edwin Paul Lyon Jr and
                                    Jo Ann Lyon Jtten
                                    PO Box 266
                                    Salyersville KY 41465-0266
                                    Dean Witter                                  5.03
                                    for the benefit of
                                    George W. King and
                                    Alice M. King Jtten
                                    114 N Main St
                                    London KY 40741-1369
                                    William Jeffrey Groves                       5.03
                                    PO Box 1205
                                    Madisonville KY 42431-8205
Nuveen Flagship Michigan Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith       54.87
 Class A Shares...................  for the sole benefit of its customers
                                    Attn Fund Administration
                                    4800 Deer Lake Dr E FL 3
                                    Jacksonville FL 32246-6484
Nuveen Flagship Michigan Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith       66.51
 Class C Shares...................  for the sole benefit of its customers
                                    Attn Fund Administration
                                    4800 Deer Lake Dr E FL 3
                                    Jacksonville FL 32246-6484
Nuveen Flagship Missouri Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith       23.38
 Class A Shares...................  for the sole benefit of of its customers
                                    Attn Fund Administration
                                    4800 Deer Lake Dr E FL 3
                                    Jacksonville FL 32246-6484
Nuveen Flagship Missouri Municipal
 Bond Fund                          Merrill Lynch, Pierce, Fenner & Smith       68.06
 Class C Shares...................  for the sole benefit of its customers
                                    Attn Fund Administration
                                    4800 Deer Lake Dr E FL 3
                                    Jacksonville FL 32246-6848

                                                                     PERCENTAGE
NAME OF FUND AND CLASS     NAME AND ADDRESS OF OWNER                OF OWNERSHIP
----------------------     -------------------------                ------------
Nuveen Flagship Ohio
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith       37.95%
 Class A Shares..........  for the sole benefit of of its customers
                           Attn Fund Administration
                           4800 Deer Lake Dr E FL 3
                           Jacksonville FL 32246-6484
Nuveen Flagship Ohio
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith       53.00
 Class C Shares..........  for the sole benefit of of its customers
                           Attn Fund Administration
                           4800 Deer Lake Dr E FL 3
                           Jacksonville FL 32246-6484
Nuveen Flagship Wisconsin
 Municipal Bond Fund       Merrill Lynch, Pierce, Fenner & Smith        9.81
 Class A Shares..........  for the sole benefit of its customers
                           Attn Fund Administration
                           4800 Deer Lake Dr E FL 3
                           Jacksonville FL 32246-6484

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%

  Nuveen Advisory has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Ohio Fund in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of average daily net asset value of any class of shares of the Fund.

  For the other Funds, Nuveen Advisory has committed through at least 1998 to waive fees or reimburse expenses to the extent necessary to maintain a dividend level competitive with that of similar funds, and has also voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses of the Michigan Fund so that the total operating expenses (not counting distribution and service fees, taxes, interest, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) for the Funds do not exceed 0.75% of average daily net assets.

  For the last three fiscal years, the Funds paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, as follows:

                          MANAGEMENT FEES NET OF EXPENSE    FEE WAIVERS AND EXPENSE
                          REIMBURSEMENT PAID TO FLAGSHIP        REIMBURSEMENTS
                           FINANCIAL FOR THE YEAR ENDED       FOR THE YEAR ENDED
                          ------------------------------ -----------------------------
                           5/31/94    5/31/95   5/31/96   5/31/94   5/31/95   5/31/96
                          ---------- --------- --------- --------- --------- ---------
Kansas Municipal Bond
 Fund...................  $      --        --        --    425,046   404,085   496,188
Kentucky Municipal Bond
 Fund...................  $  294,356   559,150   799,646 1,521,748 1,357,696 1,328,971
Kentucky Limited Term
 Municipal Bond Fund....  $      --        --        --        --        --     50,402
Michigan Municipal Bond
 Fund...................  $  645,194   729,008   873,242   653,131   626,290   586,307
Missouri Municipal Bond
 Fund...................  $  107,595   244,956   494,006   779,519   726,130   598,909
Ohio Municipal Bond
 Fund...................  $1,901,128 1,926,295 1,899,111   404,687   375,587   522,006
Wisconsin Municipal Bond
 Fund...................  $      --        --        --        --     22,083   102,593

  As discussed in the Prospectus, in addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm specializing in the underwriting and distribution of tax-exempt securities and maintains the largest research department in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $35 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

KANSAS

  The following is a general, abbreviated summary of certain provisions of the applicable Kansas tax law as presently in effect as it directly governs the taxation resident individual and corporate shareholders of the Kansas Fund. The foregoing summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Kansas Fund transactions.

  The following is based on the assumptions that the Kansas Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Kansas Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kansas Fund's shareholders.

  The Kansas Fund will be subject to the Kansas corporate franchise tax and the Kansas corporate income tax only if it has a sufficient nexus with Kansas. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Kansas Fund that are attributable to interest on any obligation of Kansas and its political subdivisions issued after December 31, 1987, and interest on certain such obligations issued before January 1, 1988, or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Kansas personal income tax or the Kansas corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kansas personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Kansas Fund will be subject to the Kansas personal and corporate income taxes.

  Shares of the Kansas Fund may be subject to the Kansas inheritance tax and the Kansas estate tax if owned by a Kansas decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Kansas and local tax matters.

KENTUCKY

  The following is a general, abbreviated summary of certain provisions of the applicable Kentucky tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kentucky Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the Kentucky Funds.

  The following is based on the assumptions that the Kentucky Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause Kentucky Funds distributions to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the Kentucky Funds' shareholders.

  The Kentucky Funds will be subject to the Kentucky corporate income tax, the Kentucky intangible property tax, and the Kentucky corporation license tax only if they have a sufficient nexus with Kentucky. If they are subject to such taxes, they do not expect to pay a material amount of any such tax.

  Distributions from the Kentucky Funds that are attributable to interest on any obligation of Kentucky and its political subdivisions ("Kentucky Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Kentucky personal income tax or the Kentucky corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kentucky personal and corporate income tax.

  Resident shareholders will not be subject to the Kentucky intangible property tax on the portion of the fair cash value of their shares of the Kentucky Funds that is attributable to Kentucky Obligations or Federal Obligations.

  Gain on the sale, exchange, or other disposition of shares of the Kentucky Funds will be subject to the Kentucky personal and corporate income taxes.

  Shares of the Kentucky Funds may be subject to the Kentucky inheritance tax and the Kentucky estate tax if owned by a Kentucky decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Kentucky and local tax matters.

MICHIGAN

  The following is a general, abbreviated summary of certain provisions of the applicable Michigan state tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Michigan Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Michigan Fund transactions.

  The following is based on the assumptions that the Michigan Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Michigan Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Michigan Fund's shareholders.

  The Michigan Fund will not be subject to the Michigan intangibles tax. The Michigan Fund will be subject to the Michigan single business tax only if it has a sufficient nexus with Michigan. If it is subject to the single business tax, it does not expect to pay a material amount of such tax.

  Distributions by the Michigan Fund attributable to interest on any obligation of Michigan and its political subdivisions ("Michigan Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Michigan personal income tax or the Michigan intangibles tax. In addition, under current administrative practice of the Michigan Department of Revenue, dividends attributable to gains realized from the sale or exchange of Federal Obligations will not be subject to the Michigan personal income tax or the Michigan intangible tax. All other distributions, including distributions attributable to capital gains (other than gains from Federal Obligations), will be subject to the Michigan income tax. Such other distributions also will be subject to the Michigan intangibles tax; however, under the current administrative practice of the Michigan Department of Revenue, capital gain dividends that are reinvested in Michigan Fund shares are not subject to such tax.

  If a shareholder subject to the Michigan single business tax receives distributions derived from interest on Michigan Obligations or sells or exchanges shares of the Michigan Fund, such events may affect its single business tax base.

  Gain on the sale, exchange, or other disposition of shares of the Michigan Fund will be subject to the Michigan personal income tax.

  Shares of the Michigan Fund may be subject to the Michigan estate tax if owned by a Michigan decedent at the time of death.

  Shareholders should note that the Michigan intangibles tax is repealed effective January 1, 1998.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Michigan and local tax matters, particularly with regard to the Michigan single business tax.

MISSOURI

  The following is a general, abbreviated summary of certain provisions of the applicable Missouri tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Missouri Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Missouri Fund transactions.

  The following is based on the assumptions that the Missouri Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Missouri Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Missouri Fund's shareholders.

  The Missouri Fund will be subject to the Missouri corporate franchise tax and the Missouri corporate income tax only if it has a sufficient nexus with Missouri. If it is subject to such taxes, it does not expect to pay a material amount with respect to either tax.

  Distributions by the Missouri Fund that are attributable to interest on obligations of Missouri and its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Missouri personal income tax or the Missouri corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Missouri personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Missouri Fund will be subject to the Missouri personal income tax and the Missouri corporate income tax.

  Shares of the Missouri Fund may be subject to the Missouri estate tax if owned by a Missouri decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Missouri and local tax matters.

OHIO

  The following is a general, abbreviated summary of certain provisions of the applicable Ohio tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Ohio Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Ohio Fund transactions.

  The following is based on the assumptions that the Ohio Fund will qualify under Subchapter M of the Code as a regulated investment company and under Ohio law as a qualified investment trust, that it will file any report that may be required of it under the Ohio Revised Code, that it will satisfy the conditions which will cause Ohio Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Ohio Fund's shareholders.

  The Ohio Fund is not subject to Ohio taxes.

  Distributions by the Ohio Fund attributable to interest on or gain from the sale of any interest-bearing obligation of Ohio and its political subdivisions ("Ohio Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Ohio personal income tax. All other distributions, including distributions attributable to capital gains (other than capital gains on Ohio Obligations), will be subject to the Ohio personal income tax.

  In computing their Ohio corporation franchise tax on the net income basis, shareholders will not be subject to tax on the portion of distributions by the Ohio Fund that is attributable to interest on or gain from the sale of Ohio Obligations, interest on similar obligations of other states or their political subdivisions, or interest on Federal Obligations. In computing their corporate franchise tax on the net worth basis, shareholders must include in their tax base their shares of the Ohio Fund.

  Gain on the sale, exchange or other disposition of shares of the Ohio Fund will be subject to the Ohio personal income tax and to the Ohio corporation franchise tax.

  Shares of the Ohio Fund may be subject to the Ohio estate tax if owned by an Ohio decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Ohio and local tax matters.

WISCONSIN

  The following is a general, abbreviated summary of certain provisions of the applicable Wisconsin tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Wisconsin Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Wisconsin Fund transactions.

  The following is based on the assumptions that the Wisconsin Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Wisconsin Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Wisconsin Fund's shareholders.

  The Wisconsin Fund will be subject to the Wisconsin corporate franchise tax or the corporate income tax only if it has a sufficient nexus with Wisconsin. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Wisconsin Fund that are attributable to interest earned on any obligations of Wisconsin and its political subdivisions that are exempt from the Wisconsin personal income tax under Wisconsin law or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Wisconsin personal income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Wisconsin personal income tax.

  All Wisconsin Fund distributions to corporate shareholders, regardless of source, will be subject to the Wisconsin corporate franchise tax.

  Gain on the sale, exchange, or other disposition of shares of the Wisconsin Fund will be subject to the Wisconsin personal income and corporate franchise taxes.

  Shares of the Wisconsin Fund may be subject to the Wisconsin estate tax if owned by a Wisconsin decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Wisconsin state and tax maters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                      cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20% (2.5% for the Kentucky Limited Term Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column. None of the Funds had Class B Shares outstanding as of the date of this Statement of Additional Information.

                                              AS OF NOVEMBER 30, 1996
                                     ------------------------------------------
                                            COMBINED FEDERAL       TAXABLE
                                     YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                     ----- ------------------- ----------------
      Kansas Municipal Bond Fund
        Class A Shares.............  4.81%        44.5%             8.67%
        Class C Shares.............    N/A          N/A               N/A
        Class R Shares.............    N/A          N/A               N/A
      Kentucky Municipal Bond Fund
        Class A Shares.............  4.63%        43.0%             8.12%
        Class C Shares.............  4.29%        43.0%             7.53%
        Class R Shares.............    N/A          N/A               N/A
      Kentucky Limited Term
      Municipal Bond Fund
        Class A Shares.............  4.23%        43.0%             7.42%
        Class C Shares.............  4.04%        43.0%             7.09%
        Class R Shares.............    N/A          N/A               N/A
      Michigan Municipal Bond Fund
        Class A Shares.............  4.42%        43.0%             7.75%
        Class C Shares.............  4.26%        43.0%             7.47%
        Class R Shares.............    N/A          N/A               N/A
      Missouri Municipal Bond Fund
        Class A Shares.............  4.56%        43.0%             8.00%
        Class C Shares.............  4.22%        43.0%             7.40%
        Class R Shares.............    N/A          N/A               N/A
      Ohio Municipal Bond Fund
        Class A Shares.............  4.13%        44.0%             7.38%
        Class C Shares.............  3.77%        44.0%             6.73%
        Class R Shares.............    N/A          N/A               N/A
      Wisconsin Municipal Bond Fund
        Class A Shares.............  4.60%        44.0%             8.21%
        Class C Shares.............    N/A          N/A               N/A
        Class R Shares.............    N/A          N/A               N/A

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% (2.5% for the Kentucky Limited Term Municipal Bond Fund), were as follows:

                                                            NOVEMBER 30, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      Kansas Municipal Bond Fund........................  4.82%     N/A    N/A
      Kentucky Municipal Bond Fund......................  5.01%   4.71%    N/A
      Kentucky Limited Term Municipal Bond Fund.........  4.22%   4.03%    N/A
      Michigan Municipal Bond Fund .....................  4.91%   4.56%    N/A
      Missouri Municipal Bond Fund......................  4.84%   4.52%    N/A
      Ohio Municipal Bond Fund..........................  4.96%   4.65%    N/A
      Wisconsin Municipal Bond Fund.....................  4.81%     N/A    N/A

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes existing prior to February 1, 1997, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes. For classes created on February 1, 1997, total returns reflect the oldest class's performance for all periods, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
      Kansas Municipal Bond Fund
        Class A Shares....................................... January 9, 1992
        Class B Shares....................................... February 1, 1997
        Class C Shares....................................... February 1, 1997
        Class R Shares....................................... February 1, 1997
      Kentucky Municipal Bond Fund
        Class A Shares....................................... May 4, 1987
        Class B Shares....................................... February 1, 1997
        Class C Shares....................................... October 4, 1993
        Class R Shares....................................... February 1, 1997
      Kentucky Limited Term Municipal Bond Fund
        Class A Shares....................................... September 14, 1995
        Class C Shares....................................... September 14, 1995
        Class R Shares....................................... February 1, 1997
      Michigan Municipal Bond Fund
        Class A Shares....................................... June 27, 1985
        Class B Shares....................................... February 1, 1997
        Class C Shares....................................... June 22, 1993
        Class R Shares....................................... February 1, 1997
      Missouri Municipal Bond Fund
        Class A Shares....................................... August 3, 1987
        Class B Shares....................................... February 1, 1997
        Class C Shares....................................... February 2, 1994
        Class R Shares....................................... February 1, 1997
      Ohio Municipal Bond Fund
        Class A Shares....................................... June 27, 1985
        Class B Shares....................................... February 1, 1997
        Class C Shares....................................... August 3, 1993
        Class R Shares....................................... February 1, 1997
      Wisconsin Municipal Bond Fund
        Class A Shares....................................... June 1, 1994
        Class B Shares....................................... February 1, 1997
        Class C Shares....................................... February 1, 1997
        Class R Shares....................................... February 1, 1997

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A Shares, for the one-year, five-year, and ten-year periods (as applicable) ended November 30, 1996 and for the period from inception through November 30, 1996, were:

                                                 ANNUAL TOTAL RETURN
                                -----------------------------------------------------
                                    ONE YEAR         FIVE YEARS         TEN YEARS      FROM INCEPTION
                                      ENDED             ENDED             ENDED            THROUGH
                                NOVEMBER 30, 1996 NOVEMBER 30, 1996 NOVEMBER 30, 1996 NOVEMBER 30, 1996
                                ----------------- ----------------- ----------------- -----------------
      Kansas Municipal Bond
       Fund
        Class A Shares........        0.59%             N/A               N/A               6.20%
        Class B Shares........        0.45%             N/A               N/A               6.23%
        Class C Shares........        4.64%             N/A               N/A               6.76%
        Class R Shares........        5.01%             N/A               N/A               7.14%
      Kentucky Municipal Bond
       Fund
        Class A Shares........        0.95%             6.78%             N/A               7.78%
        Class B Shares........        0.81%             6.96%             N/A               7.77%
        Class C Shares........        4.81%             7.05%             N/A               7.65%
        Class R Shares........        5.38%             7.70%             N/A               8.27%
      Kentucky Limited Term
       Municipal Bond Fund
        Class A Shares........        2.75%             N/A               N/A               4.62%
        Class C Shares........        5.04%             N/A               N/A               6.47%
        Class R Shares........        5.38%             N/A               N/A               6.82%
      Michigan Municipal Bond
       Fund
        Class A Shares........        1.03%             6.67%             6.93%             8.21%
        Class B Shares........        0.88%             6.85%             6.92%             8.21%
        Class C Shares........        4.80%             6.75%             6.68%             7.91%
        Class R Shares........        5.46%             7.59%             7.39%             8.62%
      Missouri Municipal Bond
       Fund
        Class A Shares........        0.99%             6.70%             N/A               7.47%
        Class B Shares........        0.85%             6.88%             N/A               7.46%
        Class C Shares........        4.85%             7.05%             N/A               7.38%
        Class R Shares........        5.42%             7.62%             N/A               7.96%
      Ohio Municipal Bond Fund
        Class A Shares........        0.38%             6.23%             6.84%             8.00%
        Class B Shares........        0.23%             6.40%             6.83%             7.99%
        Class C Shares........        4.21%             6.56%             6.71%             7.81%
        Class R Shares........        4.78%             7.14%             7.30%             8.40%
      Wisconsin Municipal Bond
       Fund
        Class A Shares........        (.04%)            N/A               N/A               4.77%
        Class B Shares........        (.20%)            N/A               N/A               4.52%
        Class C Shares........        3.97%             N/A               N/A               6.21%
        Class R Shares........        4.34%             N/A               N/A               6.58%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, for the one-year, five-year, and ten-year periods (as applicable) ended November 30, 1996, and for the period since inception through November 30, 1996 using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                              CUMULATIVE TOTAL RETURN
                                ---------------------------------------------------
                                  ONE YEAR    FIVE YEARS   TEN YEARS       FROM
                                   ENDED        ENDED        ENDED      INCEPTION
                                NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                    1996         1996         1996         1996
                                ------------ ------------ ------------ ------------
      Kansas Municipal Bond
       Fund
        Class A Shares........     0.59%        N/A         N/A           34.22%
        Class B Shares........     0.45%        N/A         N/A           34.39%
        Class C Shares........     4.64%        N/A         N/A           37.73%
        Class R Shares........     5.01%        N/A         N/A           40.11%
      Kentucky Municipal Bond
       Fund
        Class A Shares........     0.95%        38.79%      N/A          104.99%
        Class B Shares........     0.81%        39.97%      N/A          104.82%
        Class C Shares........     4.81%        40.60%      N/A          102.52%
        Class R Shares........     5.38%        44.87%      N/A          113.98%
      Michigan Municipal Bond
       Fund
        Class A Shares........     1.03%        38.12%       95.50%      146.50%
        Class B Shares........     0.88%        39.28%       95.33%      146.32%
        Class C Shares........     4.80%        38.61%       90.92%      138.77%
        Class R Shares........     5.46%        44.17%      104.08%      157.31%
      Missouri Municipal Bond
       Fund
        Class A Shares .......     0.99%        38.27%      N/A           95.74%
        Class B Shares........     0.85%        39.44%      N/A           95.58%
        Class C Shares........     4.85%        40.56%      N/A           94.32%
        Class R Shares........     5.42%        44.34%      N/A          104.33%
      Ohio Municipal Bond Fund
        Class A Shares .......     0.38%        35.26%       93.75%      140.85%
        Class B Shares........     0.23%        36.38%       93.58%      140.66%
        Class C Shares........     4.21%        37.41%       91.51%      136.13%
        Class R Shares........     4.78%        41.19%      102.25%      151.41%
      Wisconsin Municipal Bond
       Fund
        Class A Shares .......     (.04%)       N/A         N/A           12.35%
        Class B Shares........     (.20%)       N/A         N/A           11.68%
        Class C Shares........     3.97%        N/A         N/A           16.26%
        Class R Shares........     4.34%        N/A         N/A           17.27%

  The cumulative total return figures for the Kentucky Limited Term Intermediate Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended November 30, 1996, and for the period since inception through November 30, 1996 using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, respectively, were as follows:

                                                        CUMULATIVE TOTAL RETURN
                                                       -------------------------
                                                                        FROM
                                                         ONE YEAR    INCEPTION
                                                          ENDED       THROUGH
                                                       NOVEMBER 30, NOVEMBER 30,
                                                           1996         1996
                                                       ------------ ------------
      Kentucky Limited Term Municipal Bond Fund
        Class A Shares................................     2.75%        5.62%
        Class C Shares................................     5.04%        7.90%
        Class R Shares................................     5.38%        8.33%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 44.5% maximum marginal federal tax rate for 1997, the annual taxable equivalent total return for the Kansas Municipal Bond Fund, Class A Shares, for the one-year period ended November 30, 1996 was 9.26%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Fund primarily invests in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will shares expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Cumulative Discount. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Municipal Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Municipal Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Municipal Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Municipal Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has been in existence for more than six months, has a purpose other than investment, has five or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $25, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio for all participants in the program combined is $1,000. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free
(800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than 60 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, their parents, their children and their grandchildren); or (3) all purchases made through a group purchase program as described above.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the reverse order in which the shares were purchased, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to specified amounts. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day. In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust IV, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen, Inc. (or Flagship Financial, Inc., which Nuveen acquired on January 1, 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                               MAY 31, 1996             MAY 31, 1995             MAY 31, 1994
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Kansas Fund.............      251          35          384          51        1,400         185
Kentucky Fund...........    1,057         145        1,304         174        3,193         424
Kentucky Limited Fund...       23           4          --          --           --          --
Michigan Fund...........      553          76          594          81        1,223         139
Missouri Fund...........      632          87          892         120        2,103         278
Ohio Fund...............      931         124        1,066         141        2,337         275
Wisconsin Fund..........      170          21          272          24          --          --

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 1996, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. For such periods, the service fee for the Funds was .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares.

                                                           COMPENSATION PAID TO
                                                          AUTHORIZED DEALERS FOR
                                                            END OF FISCAL 1996
                                                          ----------------------
Kansas Municipal Bond Fund (5/31/96)
  Class A................................................       $  373,114
  Class C................................................              N/A
Kentucky Municipal Bond Fund (5/31/96)
  Class A................................................       $1,621,314
  Class C................................................       $  181,774
Kentucky Limited Municipal Bond Fund (5/31/96)
  Class A................................................       $    8,450
  Class C................................................       $    3,532
Michigan Bond Fund (5/31/96)
  Class A................................................       $1,002,957
  Class C................................................       $  383,244
Missouri Municipal Bond Fund (5/31/96)
  Class A................................................       $  851,451
  Class C................................................       $   48,302
Ohio Municipal Bond Fund (5/31/96)
  Class A................................................       $1,802,234
  Class C................................................       $  307,322
Wisconsin Municipal Bond Fund (5/31/96)
  Class A................................................       $   44,164
  Class C................................................              N/A

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Deloitte & Touche LLP, independent public accountants, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for all the Funds. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their respective reports with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the Funds' assets is The Chase Manhattan Bank, 770 Broadway, New York, New York 10003. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and the unaudited financial statements for the most recent semi-annual period for each fund appear in the Fund's Semi-Annual Reports, each is included herein by reference. The Annual Reports and the Semi-annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.


[LOGO OF SHIP ART]                                                                                                 November 30, 1996
Statement of Investments in Securities and Net Assets                                                                    (Unaudited)
====================================================================================================================================
           Municipal Bonds
  Face
 Amount                                                                                       Face                           Market
  (000)    Description                                                                        Rate         Maturity           Value
           Escrowed to Maturity
           -------------------------------------------------------------------------------------------------------------------------
$12,475    Johnson County, KS Residual Revenue - Series 1992                                   0.000%      05/01/12      $5,354,644
  2,120    Reno and Labette County, KS Single Family Mortgage Revenue - Series 1983 A          0.000       12/01/15         725,824
  2,095    Reno/Sedgwick/Finney County, KS Single Family Mortgage Revenue - Series 1984 A      0.000       04/01/16         698,641

           Hospitals
           -------------------------------------------------------------------------------------------------------------------------
  2,815    Kansas Development Finance Authority - Health Facilities Revenue -
           Stormont-Vail HealthCare, Incorporated - Series 1996 F, G and H                     5.800       11/15/16       2,887,711
  3,380    Kansas Development Finance Authority - Health Facilities Revenue -
           Stormont-Vail HealthCare, Incorporated - Series 1996 F, G and H                     5.800       11/15/21       3,443,916
    750    Kansas Development Finance Authority - Health Facilities Revenue -
           Stormont-Vail HealthCare, Incorporated - Series 1996 F, G and H                     5.800       11/15/16         769,372
  2,150    Kansas Development Finance Authority - Health Facilities Revenue -
           Stormont-Vail HealthCare, Incorporated - Series 1996 F, G and H                     5.800       11/15/21       2,190,656
  1,075    Lawrence, KS Hospital Revenue - Lawrence Memorial Hospital - Series 1994            6.200       07/01/14       1,115,044
    400    Lawrence, KS Hospital Revenue - Lawrence Memorial Hospital - Series 1994            6.200       07/01/19         412,404
    100    Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical and
           Environmental Control Facilities Financing Authority Revenue -
           Hospital Auxilio Mutuo - Series 1995                                                6.250       07/01/24         106,780
  1,400    Wichita, KS Hospital Facilities Improvement Revenue - St. Francis
           Regional Medical Center, Incorporated - Series III-A-3                              6.250       10/01/10       1,487,976
  2,250    Wichita, KS Revenue - CSJ Health System - Series XXV                                7.200       10/01/15       2,438,212
    450    Wichita, KS Revenue - CSJ Health Systems - Series X                                 7.000       11/15/18         479,153

           Housing/Multifamily
           -------------------------------------------------------------------------------------------------------------------------
    990    Kansas City, KS Multifamily Housing Revenue - Rainbow Towers - Series 1994          6.700       07/01/23       1,013,394
    325    Kansas Development Finance Authority Revenue - Multifamily Housing -
           Park Apartments Project - Series 1996 L                                             5.700       12/01/09         327,369
    665    Kansas Development Finance Authority Revenue - Multifamily Housing -
           Park Apartments Project - Series 1996 L                                             5.900       12/01/14         669,801
  1,150    Kansas Development Finance Authority Revenue - Multifamily Housing -
           Park Apartments Project - Series 1996 L                                             6.000       12/01/21       1,158,268
  1,000    Lenexa, KS Multifamily Housing Revenue Barrington Park Apartments Project -
           Series 1993A                                                                        6.500       02/01/23       1,027,270
    445    Lenexa, KS Multifamily Housing Revenue - Barrington Park Apartments Project -
           Series 1993A                                                                        6.300       02/01/09         463,387
    475    Lenexa, KS Multifamily Housing Revenue - Barrington Park Apartments Project -
           Series 1993A                                                                        6.400       02/01/10         493,606
  2,000    Lenexa, KS Multifamily Housing Revenue - Barrington Park Apartments Project -
           Series 1993A                                                                        6.450       02/01/18       2,065,080
  1,000    Olathe, KS Multifamily Housing Revenue - Deerfield Apartments - Series 1994 A       6.450       06/01/19       1,033,700
  1,500    Wichita, KS Multifamily Housing Revenue - Shores Apartments - Series 1994           6.700       04/01/19       1,585,035
  2,000    Wichita, KS Multifamily Housing Revenue - Shores Apartments - Series 1994           6.800       04/01/24       2,116,580
    900    Wichita, KS Multifamily Housing Revenue - Brentwood Apartments - Series 1995
           IX-A and IX-B                                                                       5.850       12/01/25         908,280

4                                                                         Kansas

                                    SAR-96

                                                              November 30, 1996
          Statement of Investments in Securities and Net Assets     (Unaudited)

================================================================================
          Municipal Bonds (continued)
 Face
Amount                                             Face                 Market
 (000)    Description                              Rate    Maturity      Value
          Housing/Single Family
          ----------------------------------------------------------------------
$   85    Hutchinson, KS Single Family Mortgage
           Revenue - Series 1992                   6.500%  12/01/09   $   88,085
 3,300    Kansas City, KS GNMA Collateralized
           Mortgage Revenue - Series 1995          5.900   11/01/27    3,310,692
   690    Olathe-Labette County, KS Single Family
           Mortgage Revenue - Series 1994 C-I
 2,135    Sedgwick County, KS Mortgage Loan        7.800   02/01/25      767,618
           Revenue - GNMA Collateralized Local or
           Guaranteed Housing - Series 1989        7.875   12/01/21    2,271,256
 1,400    Sedgwick and Shawnee County, KS Single
           Family Mortgage Revenue - Series 1994
           A-III                                   8.125   05/01/24    1,550,514

          Industrial Development and Pollution Control
          ----------------------------------------------------------------------
 4,550    Clearwater, KS Pollution Control
           Refunding Revenue - Vulcan Materials
           Company - Series 1992                   6.375   02/01/12    4,771,494
 1,000    Dodge City, KS Pollution Control
           Revenue - Excel Corporation Project -
           Series 1992                             6.625   05/01/05    1,102,650
 1,500    Puerto Rico Ports Authority - Special
           Facilities Revenue - American Airlines,
           Incorporated Project - Series 1996 A    6.250   06/01/26    1,537,095
   650    Wichita, KS Airport Authority - Wichita
           Airport Hotel Associates - Series 1992  7.000   03/01/05      721,630

          Municipal Appropriation Obligations
          ----------------------------------------------------------------------
   275    Cowley County, KS Community College -
           Series 1992                             7.000   03/01/12      291,354
 1,050    Kansas State Development Finance
           Authority Revenue - Highway Patrol
           Central Training Facility - Series
           1992T                                   6.600   12/01/07    1,130,714

          Municipal Revenue/Utility
          ----------------------------------------------------------------------
 1,500    Gardner, KS Electric Utility Revenue -
           Series 1992                             7.000   11/01/09    1,625,460
 2,500    Kansas City, KS Utility System Revenue
           - Series 1994                           6.250   09/01/14    2,724,275
 1,525    Kansas City, KS Utility System Revenue
           - Series 1994                           6.375   09/01/23    1,658,498
   215    Commonwealth of Puerto Rico Electric
           Power Authority - Series 1994 T         6.125   07/01/08      230,360
   150    Commonwealth of Puerto Rico Electric
           Power Authority - Series 1994 T         6.000   07/01/16      152,064
 3,460    Commonwealth of Puerto Rico Electric
           Power Authority - Series 1995 X         5.500   07/01/25    3,357,999

          Municipal Revenue/Water & Sewer
          ----------------------------------------------------------------------
 1,000    Junction City, KS Water and Sewer
           System Revenue - Series 1996 A          5.400   09/01/16    1,007,450
 3,000    Kansas State Development Finance
           Authority - Water Pollution Control
           Revenue - Series 1993 II                6.000   11/01/14    3,123,810
   350    Newton, KS Wastewater Treatment System
           - Series 1992                           7.125   03/01/12      382,893

          Non-State General Obligations
          ----------------------------------------------------------------------
 1,550     Cowley County, KS Unified School
           District Number 470 - Arkansas City -
           General Obligation School Building -
           Series 1996                             5.500   12/01/16    1,555,906
   850    Cowley County, KS Unified School
           District Number 470 - Arkansas City -
           General Obligation School Building -
           Series 1996                             5.500   12/01/19      850,646
   440    Jefferson County, KS Unified School
           District Number 340 - General
           Obligation - Series 1994                6.350   09/01/14      473,075
   895    Lawrence, KS Temporary Notes - Sales
           Tax Temporary Notes - General
           Obligation - General Obligation Airport
           - Series 1996 C, D, U, V and W          5.250   09/01/16      883,016
   800    Miami County, KS Unified School
           District Number 368 - Series 1992       6.600   12/01/08      875,824
 1,000    Shawnee County, KS Unified School
           District Number 437 - Seaman - Series
           1994                                    5.700   09/01/14    1,024,310

Kansas                                                                         5

                                                               November 30, 1996
          Statement of Investments in Securities and Net Assets      (Unaudited)

================================================================================
          Municipal Bonds (continued)
 Face
Amount                                             Face                 Market
 (000)    Description                              Rate    Maturity     Value
$  350    Shawnee County, KS Unified School        6.600%  09/01/09  $  381,808
           District Number 437 - Auburn-Washburn -
           Series 1992

          Pre-refunded
          ----------------------------------------------------------------------
   170    Derby, KS General Obligation - Series II 6.500   12/01/12     183,692
   325    Hays, KS Sales Tax Revenue - Series 1992 6.875   09/01/12     351,367
   355    Jackson County, KS General Obligation -  6.600   10/01/12     398,573
           Unified School District Number 336 -
           Holton
   380    Jackson County, KS General Obligation -  6.650   10/01/13     427,701
           Unified School District Number 336 -
           Denison-Holton - Series 1992
    80    Commonwealth of Puerto Rico Highway and  6.625   07/01/18      90,330
           Transportation Authority Revenue -
           Series 1992 T
   920    Commonwealth of Puerto Rico Highway and  6.625   07/01/18   1,038,790
           Transportation Authority Revenue -
           Series 1992 T

          Special Tax Revenue
          ----------------------------------------------------------------------
 4,450    Kansas State Department of               6.000   09/01/12   4,642,685
           Transportation - Highway Revenue -
           Series 1992 A
 1,000    Commonwealth of Puerto Rico Highway and  5.500   07/01/13   1,010,810
           Transportation Authority Revenue -
           Series 1993 W
   750    Commonwealth of Puerto Rico Highway and  5.500   07/01/13     758,108
           Transportation Authority Revenue -
           Series 1993 X
 3,000    Commonwealth of Puerto Rico Highway and  5.500   07/01/26   2,927,070
           Transportation Authority Revenue -
           Series 1996 Y and Z
 6,000    Commonwealth of Puerto Rico Highway and  5.500   07/01/36   5,857,920
           Transportation Authority Revenue -
           Series 1996 Y and Z
 1,000    Commonwealth of Puerto Rico Highway and  5.500   07/01/15   1,033,010
           Transportation Authority Revenue -
           Series 1993 W
   100    Commonwealth of Puerto Rico              7.750   07/01/08     107,526
           Infrastructure Financing Authority -
           Series A

          State/Territorial General Obligations
          ----------------------------------------------------------------------
 1,350    Commonwealth of Puerto Rico - General    6.450   07/01/17   1,451,614
           Obligation - Series 1994
 1,000    Commonwealth of Puerto Rico - General    6.450   07/01/17   1,093,590
           Obligation - Series 1994
 2,000    Commonwealth of Puerto Rico Aqueduct     5.000   07/01/15   1,871,140
           and Sewer Authority Revenue - Series
           1995

          Total Investments in Securities -                          96,066,525
          Municipal Bonds (cost $91,085,718) -
          98.9%

          Excess of Other Assets over Liabilities                     1,074,649
          - 1.1%

          Total Net Assets - 100.0%                                $ 97,141,174

See notes to financial statements.

6                                                                         Kansas

[LOGO OF SHIP ART]


Statement of Assets and Liabilities                November 30, 1996 (Unaudited)
================================================================================
ASSETS:
  Investments, at market value (cost $91,085,718)                   $96,066,525
  Receivable for investments sold                                     1,210,147
  Receivable for Fund shares sold                                        67,085
  Interest receivable                                                 1,461,983
  Other                                                                   4,315
     Total assets                                                    98,810,055
LIABILITIES:
  Bank borrowings (Note G)                                            1,001,582
  Payable for Fund shares reacquired                                    180,835
  Distributions payable                                                 410,924
  Accrued expenses                                                       75,540
     Total liabilities                                                1,668,881
NET ASSETS:
  Applicable to 9,500,847 shares of beneficial interest issued and
   outstanding                                                      $97,141,174
  Net asset value per share                                         $     10.22


[LOGO OF SHIP ART]                    For the six months ended November 30, 1996
Statement of Operations                                              (Unaudited)
================================================================================

INVESTMENT INCOME - INTEREST                                        $ 2,908,633
EXPENSES:
  Distribution fees (Note E)                                            196,533
  Investment advisory fees (Note E)                                     245,633
  Custody and accounting fees                                            37,205
  Transfer agent's fees                                                  31,275
  Registration fees                                                       3,969
  Legal fees                                                                915
  Audit fees                                                              7,170
  Reimbursement of organizational expenses (Note F)                       4,301
  Trustees' fees                                                          1,281
  Shareholder services fees (Note E)                                      5,490
  Other                                                                   1,739
  Advisory fees waived (Note E)                                        (171,933)
     Total expenses before credits                                      363,578
  Custodian fee credit (Note B)                                          (4,545)
Net expenses                                                            359,033
Net investment income                                                 2,549,600
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                     157,018
  Change in unrealized appreciation (depreciation) of investments     3,734,802
Net gain on investments                                               3,891,820
Net increase in net assets resulting from operations                $ 6,441,420

See notes to financial statements.

Kansas                                                                         7

[LOGO OF SHIP ART]

Statements of Changes in Net Assets
===================================================================================================================================
                                                                                             Six Months Ended       Year Ended
                                                                                             November 30, 1996     May 31, 1996
                                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                         $ 2,549,600        $  4,982,780
  Net realized gain (loss) on security transactions                                                 157,018             355,041
  Change in unrealized appreciation (depreciation) of investments                                 3,734,802          (2,413,598)
Net increase in net assets resulting from operations                                              6,441,420           2,924,223
Distributions to shareholders:
  From net investment income                                                                     (2,582,406)         (5,023,868)
Net decrease in net assets from distributions to shareholders                                    (2,582,406)         (5,023,868)
Net (decrease) increase in net assets from Fund share transactions (Note C)                      (3,411,608)         15,110,128
Total increase in net assets                                                                        447,406          13,010,483
NET ASSETS:
  Beginning of period                                                                            96,693,768          83,683,285
  End of period                                                                                 $97,141,174        $ 96,693,768
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                               $97,108,986        $100,520,594
  Overdistributed net investment income                                                             (32,806)
  Accumulated net realized gain (loss) on security transactions                                  (4,915,813)         (5,072,831)
  Unrealized appreciation (depreciation) of investments                                           4,980,807           1,246,005
                                                                                                $97,141,174        $ 96,693,768
See notes to financial statements.

8                                                                                                                             Kansas

[LOGO OF SHIP ART]
Notes to Financial Statements
================================================================================

A.   DESCRIPTION OF BUSINESS

     The Flagship Kansas Triple Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on January 9, 1992. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund.

     Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

     Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.

          The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.

     Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.

          Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.

     Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

     Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

     Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred.

          The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

Kansas                                                                         9

                                    SAR-101

Notes to Financial Statements
================================================================================

     Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

C.   FUND SHARES

     At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                               Six Months Ended                  Year Ended
                                               November 30, 1996                May 31, 1996
                                                  (Unaudited)
                                            -------------------------   -----------------------------
                                             Shares         Amount        Shares           Amount
     Shares sold                             498,355     $ 4,969,675     2,552,505      $ 25,844,692
     Shares issued on reinvestment           129,237       1,286,732       257,842         2,591,397
     Shares reacquired                      (964,675)     (9,668,015)   (1,330,464)      (13,325,961)
     Net (decrease) increase                (337,083)    $(3,411,608)    1,479,883      $ 15,110,128

D.   PURCHASES AND SALES OF MUNICIPAL BONDS

     Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $24,167,463 and $27,834,806, respectively. At November 30, 1996, cost for federal income tax purposes is $91,085,718 and net unrealized appreciation aggregated $4,980,807, of which $4,997,018 related to appreciated securities and $16,211 related to depreciated securities.

          At November 30, 1996, the Fund has available a capital loss carryforward of approximately $4,915,800 to offset future net capital gains through May 31, 2003.

E.   TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

     Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly, on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $171,933 of its advisory fees. Included in accrued expenses on November 30, 1996 are accrued advisory fees of $12,009. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

          The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of sales of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% of the Fund's average daily net assets. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $32,024. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

10                                                                        Kansas


                                    SAR-102

Notes to Financial Statements
================================================================================

          In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's shares of approximately $106,700 for the six months ended November 30, 1996, of which approximately $92,400 was paid to other dealers. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F.   Organizational Expenses

     The organizational expenses incurred on behalf of the Fund (approximately $42,800) are being reimbursed to the Advisor on a straight-line basis over a period of five years. As of November 30, 1996, $30,058 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G.   Line of Credit

     The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $4 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $151,800, at a weighted average annualized interest rate of 5.19%. At November 30, 1996, the Fund had $1,001,582 outstanding under the line of credit.

H.   Subsequent Event

     On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.


Kansas                                                                        11


[LOGO OF SHIP ART]                                                                        Selected data for each share of beneficial
Financial Highlights                                                                     interest outstanding throughout the period.
====================================================================================================================================
                                                      Six Months Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                      November 30, 1996   May 31, 1996   May 31, 1995   May 31, 1994   May 31, 1993
                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.83          $ 10.01        $  9.83        $ 10.38        $  9.65
Income from investment operations:
  Net investment income                                       0.26             0.54           0.55           0.56           0.58
  Net realized and unrealized gain
  (loss) on securities                                        0.39            (0.18)          0.18          (0.47)          0.73
Total from investment operations                              0.65             0.36           0.73           0.09           1.31
Less distributions:
  From net investment income                                 (0.26)           (0.54)         (0.55)         (0.57)         (0.58)
  From net realized capital gains                                                                           (0.02)
  In excess of net realized capital gains                                                                   (0.05)
Total distributions                                          (0.26)           (0.54)         (0.55)         (0.64)         (0.58)
Net asset value, end of period                             $ 10.22          $  9.83        $ 10.01        $  9.83        $ 10.38
Total return(a)                                              13.45%            3.63%          7.80%          0.62%         14.15%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
     Expenses(b)                                              0.74%            0.57%          0.54%          0.26%          0.11%
     Net investment income                                    5.18%            5.31%          5.67%          5.37%          5.74%
  Assuming credits and no waivers
  or reimbursements:
     Expenses                                                 1.08%            1.08%          1.10%          1.06%          1.22%
     Net investment income                                    4.84%            4.80%          5.11%          4.57%          4.63%
Net assets at end of period (000's)                        $97,141          $96,694        $83,683        $80,060        $62,585
Portfolio turnover rate                                      24.81%           54.90%         71.50%         93.45%         55.70%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.73% and 0.54%, respectively; prior period numbers have not been restated to reflect these credits.


12                                                                        Kansas

                                                                                                        November 30, 1996
[Logo of Ship Art]  Statement of Investments in Securities and Net Assets                                     (Unaudited)
=============================================================================================================================

           Municipal Bonds-Kentucky Limited Term
   Face
  Amount                                                                                   Face                    Market
   (000)   Description                                                                     Rate    Maturity        Value
           Education
           ------------------------------------------------------------------------------------------------------------------
  $   50   Murray State University, KY Revenue - Consolidated Educational Buildings -
           Series 1993 G                                                                   4.900%   05/01/00     $  50,816
     170   University of Kentucky Revenue - Consolidated Educational Buildings -
           Series 1993                                                                     5.000    05/01/03       174,786
      50   University of Louisville, KY Revenue - Housing Systems - Series 1994 D          5.400    11/01/02        52,424

           Hospitals
           ------------------------------------------------------------------------------------------------------------------
      75   Boyle County, KY Hospital Authority Revenue - Ephraim McDowell Regional
           Medical Center - Series 1994                                                    5.500    04/01/03        79,134
     150   Kentucky Development Finance Authority Revenue - Sisters of Charity -
           Nazareth Health Corporation - Series 1991                                       5.750    11/01/98       154,002
     580   Kentucky Development Finance Authority Revenue - Sisters of Charity -
           Nazareth Health Corporation - Series 1991                                       6.600    11/01/06       624,631
     270   Kentucky Economic Development Finance Authority Medical Center
           Improvement Revenue - Ashland Hospital - Series 1993A                           5.100    02/01/99       275,654
     165   Kentucky Economic Development Finance Authority Medical Center
           Improvement Revenue - Ashland Hospital - Series 1993A                           5.250    02/01/00       169,691
     200   Kentucky Economic Development Finance Authority Hospital Facilities Revenue -
           Green River Regional Mental Health/Mental Retardation Board, Incorporated -
           Series 1996                                                                     5.200    11/01/01       202,066

           Housing/Multifamily
           ------------------------------------------------------------------------------------------------------------------
     705   Louisville, KY Multifamily Housing Revenue - Station House Square Associates,
           L.P. Project - Series 1989                                                      5.125    07/15/99       713,157
     400   Martin County, KY Mortgage Revenue - FHA Insured Mortgage Loan - Series 1995    5.375    07/01/05       408,780

           Housing/Single Family
           ------------------------------------------------------------------------------------------------------------------
     100   Kentucky Housing Corporation - Housing Revenue - Series 1995 F                  4.650    01/01/02       100,776
     100   Kentucky Housing Corporation - Housing Revenue - Series 1995 F                  4.800    07/01/03       100,958

           Industrial Development and Pollution Control
           ------------------------------------------------------------------------------------------------------------------
     325   Ashland, KY Pollution Control Revenue - Ashland Oil Inc. - Series 1988          7.375    07/01/09       348,829
     635   Newport, KY Industrial Building Revenue - Louis Trauth Dairy, Incorporated
           Project - Series 1996 A and B                                                   4.800    06/01/99       640,061

           Municipal Appropriation Obligations
           ------------------------------------------------------------------------------------------------------------------
     300   Jefferson County, KY Capital Projects Corporation - Lease Revenue -
           Series 1996 A                                                                   5.500    04/01/03       316,536
     150   Jeffersontown, KY Public Projects Refunding and Improvements -
           Certificates of Participation - Series 1996                                     4.850    11/01/04       152,660
     100   Jeffersontown, KY Public Projects Refunding and Improvements -
           Certificates of Participation - Series 1996                                     5.000    11/01/05       102,382
     320   Kentucky Infrastructure Authority Revenue - Wastewater Revolving Fund -
           Series 1995 C                                                                   5.300    06/01/03       331,923
     200   Kentucky State Property and Buildings Commission Revenue - Project Number 55 -
           Series 1993                                                                     4.500    09/01/02       200,420

Kentucky                                                                       5

                                    SAR-105

                                                                                                         November 30, 1996
                    Statement of Investments in Securities and Net Assets                                      (Unaudited)
=============================================================================================================================
           Municipal Bonds-Kentucky Limited Term (continued)
   Face
  Amount                                                                                   Face                    Market
   (000)   Description                                                                     Rate    Maturity        Value
  $   50   Kentucky State Turnpike Authority - Economic Development Road Revenue -
           Revitalization Project - Series 1994                                            4.800%   07/01/99     $  50,874
     125   Kentucky State Turnpike Authority - Resource Recovery Road Revenue Refunding -
           Series 1985 A                                                                   6.000    07/01/09       125,158
     775   Mt. Sterling, KY League of Cities Funding Trust Lease Program Revenue -
           Series 1993 A                                                                   5.625    03/01/03       801,520
     425   Commonwealth of Puerto Rico Urban Renewal and Housing - Series 1989             0.000    10/01/98       389,219

           Municipal Revenue/Transportation
           -------------------------------------------------------------------------------------------------------------------
     300   Kenton County, KY Airport Board Cincinnati/Northern Kentucky
           International Airport Revenue - Series 1996 A                                   5.000    03/01/02       304,656
     200*  Louisville and Jefferson County, KY Regional Airport Authority System Revenue -
           Series 1997 A                                                                   5.750    07/01/98       203,626

           Municipal Revenue/Utility
           -------------------------------------------------------------------------------------------------------------------
     400   Owensboro, KY Electric Light and Power System Revenue - Series 1993A            0.000    01/01/04       284,988

           Municipal Revenue/Water & Sewer
           -------------------------------------------------------------------------------------------------------------------
      50   Kenton County, KY Water District Number 1 Revenue - Series 1995 A               5.700    02/01/04        53,608
      50   Kentucky Infrastructure Authority Revenue - Governmental Agencies Program -
           Series 1993 F                                                                   4.500    02/01/01        50,092
      25   Louisville, KY Water Works Board - Louisville Water Company -
           Water System Revenue Bonds - Series 1992                                        5.100    11/15/01        25,862

           Non-State General Obligations
           -------------------------------------------------------------------------------------------------------------------
      50   Kentucky Interlocal School Transportation Association - Equipment Lease Revenue -
           Series 1993                                                                     5.200    03/01/02        51,543
     135   Lexington-Fayette Urban County Government Public Facilities Corporation -
           Mortgage Revenue - Series 1995                                                  5.000    11/01/01       139,510
     175   Lexington-Fayette Urban County Government Public Facilities Corporation -
           Mortgage Revenue - Series 1995                                                  5.000    11/01/02       180,896
     160   Lexington-Fayette Urban County Government Public Facilities Corporation -
           Mortgage Revenue - Series 1995                                                  5.000    11/01/03       165,573

           Pre-refunded
           -------------------------------------------------------------------------------------------------------------------
     250   Jefferson County, KY Capital Projects Corporation Revenue - Municipal Lease -
           Series B                                                                        0.000    08/15/19        51,210
     100   Western Kentucky University Revenue - Series 1990 J                             7.400    05/01/10       112,999

           State/Territorial General Obligations
           -------------------------------------------------------------------------------------------------------------------
     280   Commonwealth of Puerto Rico Public Improvement - General Obligation -
           Series 1993                                                                     5.375    07/01/05       289,220

6                                                                       Kentucky

                                    SAR-106

            Statement of Investments in Securities and Net Assets                   November 30, 1996
                                                                                          (Unaudited)
===========================================================================================================
            Municipal Bonds--Kentucky Limited Term (continued)
 Face
Amount                                                                     Face                      Market
(000)       Description                                                    Rate       Maturity       Value
            Student Loan Revenue Bonds
            ------------------------------------------------------------------------------------------------
$ 500       Kentucky Higher Education Student Loan Corporation
            Revenue - Series B                                            6.800%      06/01/03   $   552,375
   50       Kentucky Higher Education Student Loan Corporation
            Revenue - Series 1993 B                                       5.000       06/01/02        50,229
   75       Kentucky Higher Education Student Loan Corporation
            Revenue - Series 1994                                         6.050       06/01/00        78,682

            TOTAL INVESTMENTS IN SECURITIES -  MUNICIPAL BONDS
            (COST $9,017,157) - 111.3%                                                             9,161,526

            EXCESS OF LIABILITIES OVER OTHER ASSETS - (11.3)%                                       (930,548)

            TOTAL NET ASSETS - 100.0%                                                           $  8,230,978


*Securities purchased on a "when issued" basis.
See notes to financial statements.











Kentucky                                                                       7


                                    SAR-107

[Logo of Ship Art]
     Kentucky Limited Term
     Statement of Assets and Liabilities                              November 30, 1996
                                                                            (Unaudited)
========================================================================================

ASSETS:
  Investments, at market value (cost $9,017,157)                           $  9,161,526
  Cash                                                                          109,221
  Receivable for Fund shares sold                                                92,492
  Interest receivable                                                           118,252
  Other                                                                              22
    TOTAL ASSETS                                                              9,481,513
LIABILITIES:
  Payable for investments purchased                                             202,417
  Payable for Fund shares reacquired                                            997,000
  Distributions payable                                                          30,737
  Accrued expenses                                                               20,381
    TOTAL LIABILITIES                                                         1,250,535
NET ASSETS                                                                    8,230,978
  CLASS A:
  APPLICABLE TO 651,943 SHARES OF BENEFICIAL INTEREST
  ISSUED AND OUTSTANDING                                                   $  6,503,047
  NET ASSET VALUE PER SHARE                                                $       9.97
  CLASS C:
  APPLICABLE TO 173,275 SHARES OF BENEFICIAL INTEREST
  ISSUED AND OUTSTANDING                                                   $  1,727,931
  NET ASSET VALUE PER SHARE                                                $       9.97

[Logo of Ship Art]
     Kentucky Limited Term
     Statement of Operations                 For the six months ended November 30, 1996
                                                                            (Unaudited)
========================================================================================
INVESTMENT INCOME - INTEREST                                               $    236,568
EXPENSES:
  Distribution fees - Class A (Note E)                                           15,497
  Distribution fees - Class C (Note E)                                            5,765
  Investment advisory fees (Note E)                                              14,077
  Custody and accounting fees                                                    21,810
  Transfer agent's fees                                                          18,525
  Registration fees                                                               2,196
  Legal fees                                                                         46
  Audit fees                                                                      3,815
  Reimbursement of organizational expenses (Note F)                               4,908
  Trustee's fees                                                                    183
  Shareholder services fees (Note E)                                                367
  Other                                                                              68
  Distribution and advisory fees waived (Note E)                                (14,077)
  Expense subsidy (Note E)                                                      (38,078)
    TOTAL EXPENSES BEFORE CREDIT                                                 35,102
  Custodian fee credit (Note B)                                                    (765)
NET EXPENSES                                                                     34,337
NET INVESTMENT INCOME                                                           202,231
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                             (64,925)
  Change in unrealized appreciation (depreciation) of
  investments                                                                   233,110
NET GAIN ON INVESTMENTS                                                         168,185
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    370,416

See notes to financial statements.


8                                                                       Kentucky


                                    SAR-108


                         Kentucky Limited Term
[Logo of Ship Art]       Statements of Changes in Net Assets
===================================================================================================================================
                                                                                         Six Months Ended          Period From
                                                                                         November 30, 1996    September 14, 1995 to
                                                                                            (Unaudited)            May 31, 1996
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                                                                   $   202,231                183,876
    Net realized gain (loss) on security transactions                                           (64,925)               (32,692)
    Change in unrealized appreciation (depreciation) of investments                             233,110                (88,741)
Net increase in net assets resulting from operations                                            370,416                 62,443
Distributions to Class A shareholders:
    From net investment income                                                                 (174,560)              (156,882)
Distributions to Class C shareholders:
    From net investment income                                                                  (34,593)               (27,984)
Net decrease in net assets from distributions to shareholders                                  (209,153)              (184,866)
Fund share transactions (Note C):
    Proceeds from shares sold                                                                 1,687,795             11,638,666
    Net asset value of shares issued in reinvestment of distributions                           170,679                111,313
    Cost of shares reacquired                                                                (3,945,537)            (1,470,778)
Net (decrease) increase in net assets from Fund share transactions                           (2,087,063)            10,279,201
Total (decrease) increase in net assets                                                      (1,925,800)            10,156,778
NET ASSETS:
    Beginning of period                                                                      10,156,778                     --
    End of period                                                                          $  8,230,978            $10,156,778
NET ASSETS CONSIST OF:
    Paid-in surplus                                                                        $  8,191,148            $10,278,211
    Overdistributed net investment income                                                        (6,922)
    Accumulated net realized gain (loss) on security transactions                               (97,617)               (32,692)
    Unrealized appreciation (depreciation) of investments                                       144,369                (88,741)
                                                                                           $  8,230,978            $10,156,778

See notes to financial statements.

Kentucky                                                                       9


                                    SAR-109

                                                                                                           November 30, 1996
[LOGO OF SHIP ART] Statement of Investments in Securities and Net Assets                                         (Unaudited)
====================================================================================================================================
            Municipal Bonds---Kentucky Triple Tax Exempt
     Face
   Amount                                                                                 Face                        Market
    (000)   Description                                                                   Rate        Maturity         Value
            Education
            -----------------------------------------------------------------------------------------------------------------------
$   1,000   Kentucky State University Revenue - Consolidated Educational Buildings -
            Series 1991 G                                                                 6.250%      05/01/10   $ 1,066,420
    1,000   Kentucky State University Revenue - Consolidated Educational Buildings -
            Series 1991 G                                                                 6.250       05/01/11     1,064,160
    3,195   Lexington-Fayette Urban County Government - University of Kentucky
            Alumni Association - Series 1994                                              6.750       11/01/17     3,640,734
    4,320   Lexington-Fayette Urban County Government - University of Kentucky
            Alumni Association - Series 1994                                              6.750       11/01/24     4,916,549
    1,410   Morgan County, KY School District Building Revenue - Series 1994              6.000       09/01/14     1,481,487
      700   Northern Kentucky University Revenue - Consolidated Educational Buildings     7.000       05/01/10       779,443
      525   Western Kentucky University Revenue - Series 1992 K                           6.100       05/01/10       553,466
      560   Western Kentucky University Revenue - Series 1992 K                           6.100       05/01/11       589,008
      600   Western Kentucky University Revenue - Series 1992 K                           6.100       05/01/12       629,748

            Health Care
            ----------------------------------------------------------------------------------------------------------------
      715   Jefferson County, KY First Mortgage Revenue - Christian Church Homes -
            Series 1994                                                                   6.125       11/15/13       710,882
    3,210   Jefferson County, KY First Mortgage Revenue - Christian Church Homes -
            Series 1994                                                                   6.125       11/15/18     3,151,032
    1,240   Jefferson County, KY First Mortgage Revenue - Christian Church Homes -
            Series 1994                                                                   6.000       11/15/09     1,241,612

            Hospitals
            ----------------------------------------------------------------------------------------------------------------
    1,310   Christian County, KY Hospital Revenue - Jennie Stuart Medical Center -
            Series 1996 A and 1997 A                                                      6.000       07/01/17     1,335,126
    3,500*  Christian County, KY Hospital Revenue - Jennie Stuart Medical Center -
            Series 1996 A and 1997 A                                                      6.000       07/01/13     3,470,565
    3,300   Daviess County, KY Hospital Revenue -Owensboro Daviess County Hospital -
            Series 1992 A                                                                 6.250       08/01/22     3,493,116
    3,195   Floyd County, KY Hospital Revenue - Highlands Hospital Corporation            7.500       08/01/10     3,461,016
    4,000   Hopkins County, KY Hospital Revenue - Trover Clinic                           6.625       11/15/11     4,389,440
    1,190   Jefferson County, KY Health Facilities Revenue - Jewish Hospital
            Health Care Services                                                          6.500       05/01/15     1,284,926
   12,785   Jefferson County, KY Health Facilities Revenue - Jewish Hospital
            Health Care Services                                                          6.550       05/01/22    13,834,904
    7,800   Jefferson County, KY Insured Hospital Revenue - Alliant Health System,
            Incorporated - Series 1992                                                    6.436       10/23/14     8,390,070
      900   Kentucky Development Finance Authority Hospital Revenue - Ashland
            Kings Daughters Hospital                                                      9.750       08/01/05       962,253
    3,000   Kentucky Development Finance Authority Hospital Revenue - St. Luke
            Hospital - Series 1989 A                                                      7.500       10/01/12     3,212,580
    1,750   Kentucky Development Finance
            Authority  Hospital Revenue - Sisters
            of Charity - Nazareth Health Corporation                                      7.375       11/01/16     1,892,888
      500   Kentucky Development Finance Authority Hospital Revenue - Sisters
            of Charity - Nazareth Health Corporation                                      7.375       11/01/16       548,575
    2,000   Kentucky Development Finance Authority Hospital Revenue - St. Luke
            Hospital - Series 1991 A                                                      7.000       10/01/11     2,241,760

10                                                                      Kentucky

                                    SAR-110

                                                                                                         November 30, 1996
            Statement of Investments in Securities and Net Assets                                              (Unaudited)
==========================================================================================================================
            Municipal Bonds--Kentucky Triple Tax Exempt (continued)
     Face
   Amount                                                                                  Face                  Market
    (000)   Description                                                                    Rate     Maturity      Value
$   9,070   Kentucky Development Finance Authority Hospital Revenue - St. Luke
            Hospital - Series 1991 A                                                       7.000%   10/01/21   $10,141,167
    1,000   Kentucky Development Finance Authority Hospital Revenue -
            St. Elizabeth Medical Center                                                   6.000    11/01/10     1,039,580
      610   Kentucky Development Finance Authority Hospital Revenue -
            Ashland Kings Daughters Hospital                                               9.750    08/01/11       655,262
    1,660   Kentucky Economic Development Finance Authority Medical Center
            Improvement Revenue - Ashland Hospital - Series 1993A                          6.125    02/01/12     1,758,206
    5,000   Kentucky Economic Development Finance Authority Hospital Facilities
            Revenue - St. Elizabeth Medical Center - Series 1993A                          6.000    12/01/22     5,216,950
    4,000   Kentucky Economic Development Finance Authority Hospital Facilities
            Revenue - Baptist Health Care System - Series 1994                             5.000    08/15/24     3,727,640
    2,435   McCracken County, KY Hospital Facilities Revenue - Mercy Health System -
            Series 1994 A                                                                  6.300    11/01/06     2,689,677
    1,750   Winchester, KY Hospital Revenue - Clark County Hospital Project                7.750    04/01/13     1,797,893

            Housing/Multifamily
            --------------------------------------------------------------------------------------------------------------
    2,500   Greater Kentucky Housing Assistance Corporation - Multifamily Mortgage
            Revenue - FHA Insured Section 8 Assisted Project - Series 1993                 6.250    07/01/24     2,550,450
    1,000   Greater Kentucky Housing Assistance Corporation - Multifamily Revenue -
            Series 1989                                                                    7.125    01/01/24     1,045,930

            Housing/Single Family
            --------------------------------------------------------------------------------------------------------------
    7,000   Kentucky Housing Corporation - Housing Revenue - Series 1996 C, D, E, and F    6.300    01/01/28     7,137,970
      545   Kentucky Housing Corporation - Housing Revenue - Series A                      7.625    01/01/09       568,784
    2,175   Kentucky Housing Corporation - Housing Revenue - Series C                      7.900    01/01/21     2,296,169
    2,235   Kentucky Housing Corporation - Housing Revenue - Series B                      7.800    01/01/21     2,352,472
    1,000   Kentucky Housing Corporation - Housing Revenue - Series 1992 B                 6.625    07/01/14     1,047,500
      465   Kentucky Housing Corporation - Housing Revenue - Series 1991 C                 6.600    01/01/11       489,329
      505   Kentucky Housing Corporation - Housing Revenue - Series 1991 C                 6.650    01/01/17       528,392
      100   Kentucky Housing Corporation Revenue - Series 1993 B                           5.150    07/01/07       100,283
      975   Kentucky Housing Corporation - Single Family Revenue - Series 1994 A           6.500    07/01/17     1,018,426
    2,330   Kentucky Housing Corporation Revenue - Series 1994 C                           6.400    01/01/17     2,438,555
    2,000   Kentucky Housing Corporation - Housing Revenue - Series 1995 B                 6.625    07/01/26     2,076,580

            Industrial Development and Pollution Control
            --------------------------------------------------------------------------------------------------------------
    1,675   Ashland, KY Pollution Control Revenue - Ashland Oil Inc. - Series 1988         7.375    07/01/09     1,797,811
    5,000   Ashland, KY Pollution Control Revenue - Ashland Oil Inc. - Series 1992         6.650    08/01/09     5,323,300
    9,000   Ashland, KY Sewage and Solid Waste Revenue - Ashland Inc. - Series 1995        7.125    02/01/22     9,771,750
    4,360   Ashland, KY Solid Waste Revenue - Ashland Oil Inc.                             7.200    10/01/20     4,630,974
   10,985   Boone County, KY Pollution Control Revenue - Dayton Power and Light
            Company - Series 1992 A                                                        6.500    11/15/22    11,614,221
   13,000   Boone County, KY Pollution Control Revenue - Cincinnati Gas and Electric -
            Series 1994 A                                                                  5.500    01/01/24    12,872,730
    5,030   Carroll County, KY Pollution Control Revenue - Kentucky Utilities Company -
            Series 1992 B                                                                  6.250    02/01/18     5,251,219
    2,370   Hancock County, KY Solid Waste Disposal Facilities Revenue -
            Willamette Industries, Incorporated Project - Series 1996                      6.600    05/01/26     2,463,734

Kentucky                                                                      11
                                    SAR-111


                                                                                                                 November 30, 1996
            Statement of Investments in Securities and Net Assets                                                      (Unaudited)
==================================================================================================================================
            Municipal Bonds--Kentucky Triple Tax Exempt (continued)
      Face
    Amount                                                                                     Face                         Market
     (000)  Description                                                                        Rate        Maturity          Value
$   9,750   Henderson County, KY Solid Waste Disposal Revenue - MacMillan Bloedel
            - Series 1995                                                                       7.000%      03/01/25   $10,358,498
    1,000   Jefferson County, KY Pollution Control Revenue - Louisville Gas and
            Electric Company                                                                    7.450       06/15/15     1,099,550
    1,000   Jefferson County, KY Pollution Control Revenue - Du Pont Nemours
            Company - Series 1982 A                                                             6.300       07/01/12     1,068,670
    8,750   Jefferson County, KY Pollution Control Revenue - Louisville Gas and
            Electric Company - Series 1993 B                                                    5.625       08/15/19     8,795,238
    1,000   Jefferson County, KY Pollution Control Revenue - Louisville Gas and
            Electric Company - Series 1993 C                                                    5.450       10/15/20     1,002,020
    1,750   Jefferson County, KY Pollution Control Revenue - Louisville Gas and
            Electric Company - Series 1995 A                                                    5.900       04/15/23     1,783,600
   10,640   Kenton County, KY Airport Board - Special Facilities Revenue - Delta
            Air Lines, Incorporated Project - Series 1992 A and B                               6.125       02/01/22    10,613,187
    1,500   Maysville, KY Industrial Development Revenue - Crystal Tissue Project               8.000       02/01/09     1,581,255
    1,250   Mercer County, KY Collateralized Pollution Control Revenue - Kentucky
            Utilities Company Project - Series 1992 A                                           6.250       02/01/18     1,297,488
    1,500   Nicholasville, KY Industrial Development Revenue - Hoover Project                   8.000       09/01/04     1,590,645
    3,750   Perry County, KY Solid Waste Disposal Revenue - TJ International -
            Series 1994                                                                         7.000       06/01/24     3,902,400
    4,240   Perry County, KY Solid Waste Disposal Revenue - TJ International -
            Series 1996                                                                         6.800       05/01/26     4,373,942
    4,795   Trimble County, KY Pollution Control Revenue - Louisville Gas and
            Electric Company - Series 1990 A                                                    7.625       11/01/20     5,285,433
    2,820   Wickliffe, KY Solid Waste Disposal Facility Revenue - Westvaco
            Corporation Project - Series 1996                                                   6.375       04/01/26     2,924,368

            Municipal Appropriation Obligations
            ----------------------------------------------------------------------------------------------------------------------
      430   Bardstown, KY Independent School District - School Building Revenue -
            Series 1992                                                                         6.375       05/01/17       460,427
      725   Bell County, KY School District Finance Corporation                                 6.875       09/01/11       787,988
    1,000   Boone County, KY School District Finance Corporation - Building
            Revenue - Series C                                                                  6.750       09/01/11     1,102,270
    1,215   Boone County, KY School District Finance Corporation - Building
            Revenue - Series 1992                                                               6.125       12/01/17     1,277,949
      615   Boone County, KY School District Finance Corporation - Building
            Revenue - Series 1993 A                                                             6.000       02/01/18       635,892
    1,595   Bowling Green, KY Municipal Corporation - Lease Revenue - Series 1994               6.500       12/01/14     1,747,211
      565   Christian County, KY School District Finance Corporation - Building Revenue         6.750       06/01/10       608,980
      600   Christian County, KY School District Finance Corporation - Building Revenue         6.750       06/01/11       645,444
      505   Daviess County, KY School Building Finance Corporation District Revenue
            - Series 1994                                                                       5.800       05/01/11       529,907
      535   Daviess County, KY School Building  Finance Corporation District Revenue
            - Series 1994                                                                       5.800       05/01/12       559,273
      570   Daviess County, KY School Building Finance Corporation District Revenue
            - Series 1994                                                                       5.800       05/01/13       593,621
      600   Daviess County, KY School Building Finance Corporation District Revenue
            - Series 1994                                                                       5.800       05/01/14       624,864
    1,645   Edgewood, KY Public Properties                                                      6.700       12/01/21     1,796,241
      465   Floyd County, KY Public Properties Corporation - First Mortgage Revenue
            - Justice Center - Series 1995 A                                                    5.500       09/01/17       469,092

12                                                                                                                        Kentucky

                                    SAR-112


                                                                                                                 November 30, 1996
            Statement of Investments in Securities and Net Assets                                                      (Unaudited)
==================================================================================================================================
            Municipal Bonds---Kentucky Triple Tax Exempt (continued)
     Face
   Amount                                                                                      Face                         Market
    (000)   Description                                                                        Rate         Maturity         Value
$   1,260   Floyd County, KY Public Properties Corporation - First Mortgage Revenue
            - Justice Center - Series 1995 A                                                    5.550%      09/01/23   $ 1,256,396
    3,550   Floyd County, KY Public Properties Corporation - First Mortgage Revenue
            - Justice Center - Series 1996 B                                                    6.200       09/01/26     3,705,064
    1,200   Floyd County, KY School District Finance Corporation - School Building
            Revenue - Series 1995                                                               5.500       05/01/15     1,180,848
      360   Glasgow, KY Independent School District Finance Corporation - Series
            1992                                                                                6.100       05/01/10       380,570
      385   Glasgow, KY Independent School District Finance Corporation - Series
            1992                                                                                6.100       05/01/11       406,063
      405   Glasgow, KY Independent School District Finance Corporation - Series
            1992                                                                                6.100       05/01/12       426,254
      525   Hardin County, KY Buildings Commission Revenue - Detention Facility -
            Series 1994                                                                         6.200       12/01/11       568,790
    1,775   Hardin County, KY Buildings Commission Revenue - Detention Facility -
            Series 1994                                                                         6.250       12/01/14     1,916,876
      265   Hardin County, KY School District Finance Corporation - Building Revenue            6.800       06/01/08       290,101
      300   Hardin County, KY School District Finance Corporation - Building Revenue            6.800       06/01/10       326,631
    1,250   Jefferson County, KY Economic Development Corporation - Lease Revenue -
            Series 1986                                                                         7.750       07/01/16     1,278,075
    4,195   Jefferson County, KY School District Finance Corporation - School Building
            Revenue - Series 1996 A                                                             5.125       02/01/16     4,072,590
    1,509   Jefferson County, KY Equipment Lease Purchase Revenue - Energy Systems
            Project - Series 1987                                                               9.000       06/01/03     1,535,177
      277   Jefferson County, KY Equipment Lease Purchase Revenue - Energy Systems
            Project - Series 1988                                                               9.500       06/01/03       284,692
    2,500   Jefferson County, KY Capital Projects Corporation Revenue - Municipal Lease -
            Series B                                                                            0.000       08/15/08     1,082,700
    1,000   Jeffersontown, KY Public Projects Refunding and Improvements -
            Certificates of Participation - Series 1996                                         5.750       11/01/15     1,026,880
      510   Jessamine County, KY School District Finance Corporation - Building Revenue         6.750       06/01/10       555,686
      545   Jessamine County, KY School District Finance Corporation - Building Revenue         6.750       06/01/11       592,666
    2,500   Jessamine County, KY School District Finance Corporation Revenue - Series
            1994                                                                                6.125       06/01/19     2,648,125
    5,650   Jessamine County, KY School Finance Corporation - School Building Revenue
            - Series 1996                                                                       5.500       01/01/21     5,674,578
    1,290   Kenton County, KY Public Parks Corporation Revenue                                  7.000       03/01/08     1,404,242
    1,070   Kenton County, KY Public Parks Corporation Revenue                                  7.100       03/01/10     1,169,670
      815   Kenton County, KY School District Finance Corporation - Building Revenue            6.800       12/01/11       883,827
      500   Kentucky Infrastructure Authority Revenue - Revolving Fund - Series E               6.500       06/01/11       540,455
    1,000   Kentucky State Property and Buildings Commission Revenue - Project Number
            59 - Series 1995                                                                    5.625       11/01/15     1,010,930
      400   Kentucky State Property and Buildings Commission Revenue - Project Number
            40 - Series 1991                                                                    6.875       11/01/07       443,808
      250   Kentucky State Property and Buildings Commission Revenue - Project Number
            53 - Series 1991                                                                    6.625       10/01/07       276,190
    2,075   Kentucky State Property and Buildings Commission Revenue - Project Number
            56 - Series 1994                                                                    6.000       09/01/14     2,176,281
    1,000   Kentucky State Turnpike Authoriy - Economic Development Road Revenue -
            Series 1995                                                                         5.625       07/01/15     1,010,680
      250   Laurel County, KY School District Finance Corporation - Building Revenue            7.000       03/01/10       270,675
    1,000   Lawrence County, KY School District Finance Corporation Revenue - Series
            1994                                                                                6.750       11/01/14     1,148,810
    2,600   Lexington, KY Center Corporation Refunding and Improvement Mortgage
            Revenue - Series 1993 A                                                             0.000       10/01/11     1,152,268

Kentucky                                                                                                                        13

                                    SAR-113


            Statement of Investments in Securities and Net Assets                                                November 30, 1996
                                                                                                                       (Unaudited)
==================================================================================================================================
            Municipal Bonds---Kentucky Triple Tax Exempt (continued)
    Face
  Amount                                                                                       Face                        Market
   (000)    Description                                                                        Rate        Maturity         Value
$  2,550    Lexington, KY Center Corporation Refunding and Improvement Mortgage
            Revenue - Series 1993 A                                                            0.000%      10/01/12   $ 1,061,590
     390    Lincoln County, KY School District Finance Corporation - Series 1992               6.200       05/01/10       415,444
     410    Lincoln County, KY School District Finance Corporation - Series 1992               6.200       05/01/11       435,744
     435    Lincoln County, KY School District Finance Corporation - Series 1992               6.200       05/01/12       456,406
   6,165    Louisville, KY Airport Lease Revenue - Series 1989 A                               7.875       02/01/19     6,747,531
   1,525    McCracken County, KY Public Property Corporation Revenue - Court
            Facilities - Series 1995                                                           5.900       09/01/26     1,587,525
   2,365    McCreary County, KY School District Finance Corporation - School Building
            Revenue - Series 1995                                                              5.600       08/01/16     2,371,835
     305    Montgomery County, KY School District Finance Corporation - Building Revenue       6.800       06/01/09       330,166
     325    Montgomery County, KY School District Finance Corporation - Building Revenue       6.800       06/01/10       351,406
     350    Montgomery County, KY School District Finance Corporation - Building Revenue       6.800       06/01/11       377,702
  10,500    Mt. Sterling, KY League of Cities Funding Trust Lease Program Revenue -
            Series 1993 A                                                                      6.200       03/01/18    10,771,320
   2,000    Northern Kentucky University Certificates of Participation -
            Student Housing Facilities                                                         7.250       01/01/12     2,232,580
  12,960    Pendleton County, KY Multi-County Lease Revenue Program - Series 1993 A            6.500       03/01/19    13,791,643
     500    Pendleton County, KY Multi-County Lease Revenue Program - Series 1993 A            6.400       03/01/19       549,800
   1,230    Perry County, KY School Building Revenue - School District Finance
            Corporation - Series 1992                                                          6.250       07/01/11     1,312,816

            Municipal Revenue/Other
            ---------------------------------------------------------------------------------------------------------------------
   2,790    Louisville, KY Parking Authority of River City, Inc. - First Mortgage
            Revenue - Series 1991                                                              6.875       12/01/20     3,065,708

            Municipal Revenue/Transportation
            ---------------------------------------------------------------------------------------------------------------------
   1,320    Kenton County, KY Airport Revenue - Kentucky International Airport -
            Series 1987                                                                        8.750       03/01/15     1,360,828
   1,250    Kenton County, KY Airport Board Cincinnati/Northern Kentucky
            International Airport Revenue - Series 1996 A                                      5.750       03/01/13     1,264,338
   1,050    Louisville and Jefferson County, KY Regional Airport Authority System
            Revenue - Series 1993 A, B and C                                                   5.600       07/01/13     1,061,350
   5,000    Louisville and Jefferson County, KY Regional Airport Authority System
            Revenue - Series 1995 A                                                            5.625       07/01/25     4,912,500

            Municipal Revenue/Utility
            ---------------------------------------------------------------------------------------------------------------------
   7,100    Owensboro, KY Electric Light and Power System Revenue - Series 1991 B              0.000       01/01/11     3,323,936
   6,475    Owensboro, KY Electric Light and Power System Revenue - Series 1991 B              0.000       01/01/12     2,851,331
   7,900    Owensboro, KY Electric Light and Power System Revenue - Series 1991 B              0.000       01/01/17     2,574,452
  13,300    Owensboro, KY Electric Light and Power System Revenue - Series 1991 B              0.000       01/01/18     4,098,927
   5,100    Owensboro, KY Electric Light and Power System Revenue - Series 1991 B              0.000       01/01/19     1,486,446
   4,725    Owensboro, KY Electric Light and Power System Revenue - Series 1991 B              0.000       01/01/20     1,302,352
   6,515    Commonwealth of Puerto Rico Electric Power Authority - Series 1992 R               6.250       07/01/17     6,736,901
   5,000    Commonwealth of Puerto Rico Electric Power Authority - Series 1994 T               6.000       07/01/16     5,068,800

14                                                                                                              Kentucky

                                    SAR-114

                                                                                                                  November 30, 1996
            Statement of Investments in Securities and Net Assets                                                       (Unaudited)
==================================================================================================================================
            Municipal Bonds--Kentucky Triple Tax Exempt (continued)
    Face
  Amount                                                                                       Face                         Market
   (000)    Description                                                                        Rate        Maturity          Value
            Municipal Revenue/Water & Sewer
            ----------------------------------------------------------------------------------------------------------------------
$    625    Danville, KY Multi-City Lease Revenue- Sewer System                                 6.875%      12/01/10   $   678,462
   1,750    Henderson, KY Water and Sewer Revenue - Series 1994 A                               6.100       11/01/14     1,884,890
   1,700    Kenton County, KY Water District Number 1 - Water District Refunding
            and Revenue - Series 1992                                                           6.375       02/01/12     1,830,951
   1,000    Kenton County, KY Water District Number 1 - Water District Refunding
            and Revenue - Series 1992                                                           6.375       02/01/17     1,077,980
   1,530    Kenton County, KY Water District Number 1 - Water District Refunding
            and Revenue - Series 1992 B                                                         6.000       02/01/17     1,612,758
   2,040    Kenton County, KY Water District Number 1 Revenue - Series 1995 B                   5.700       02/01/20     2,082,595
   1,000    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1993 E                                                             5.750       08/01/18     1,008,740
   5,000    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1993 F                                                             5.375       02/01/18     4,855,050
     440    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1995 G                                                             6.300       06/01/10       478,931
     360    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1995 G                                                             6.350       06/01/11       391,777
     600    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1995 G                                                             6.375       06/01/14       654,852
     420    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1995 G                                                             6.300       08/01/10       454,931
     445    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1995 G                                                             6.350       08/01/11       481,690
     825    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1995 G                                                             6.375       08/01/14       901,263
     405    Kentucky Infrastructure Authority Revenue - Governmental Agencies
            Program - Series 1989 A                                                             7.800       08/01/08       437,655
   6,035    Louisville and Jefferson County, KY Metropolitan Sewer District Revenue -
            Sewer and Drainage System - Series 1993 B                                           5.500       05/15/21     5,978,754
   3,840    Louisville and Jefferson County, KY Metropolitan Sewer District Revenue -
            Sewer and Drainage System - Series 1993 B                                           5.500       05/15/23     3,802,906
   2,720    Louisville and Jefferson County, KY Metropolitan Sewer District Revenue -
            Sewer and Drainage System - Series 1994 A                                           6.750       05/15/19     3,064,189
   2,070    Louisville and Jefferson County, KY Metropolitan Sewer District Revenue -
            Sewer and Drainage System - Series 1994 A                                           6.500       05/15/24     2,304,096
   2,500    Louisville and Jefferson County, KY Metropolitan Sewer District Revenue -
            Sewer and Drainage System - Series 1994 A                                           6.750       05/15/25     2,816,350
   3,865    Louisville and Jefferson County, KY Metropolitan Sewer District Revenue -
            Sewer and Drainage System - Series 1996 A                                           5.400       05/15/22     3,838,447
     500    Paducah, KY Waterworks Revenue                                                      6.700       07/01/09       550,865

            Non-State General Obligations
            ----------------------------------------------------------------------------------------------------------------------
   1,005    Casey County, KY School District Finance Corporation - School Building
            Revenue - Series 1995                                                               5.750       03/01/15     1,034,517
   1,070    Fleming County, KY School District Finance Corporation - School Building
            Revenue - Series 1995                                                               5.875       03/01/15     1,120,097
   3,465    Hopkins County, KY School District Finance Corporation Revenue - Series
            1994                                                                                6.200       06/01/19     3,671,618

Kentucky                                                                                                                         15

                                    SAR-115

                                                                                                                 November 30, 1996
                Statement of Investments in Securities and Net Assets                                                  (Unaudited)
====================================================================================================================================
                Municipal Bonds--Kentucky Triple Tax Exempt (continued)
     Face
    Amount                                                                                         Face                       Market
     (000)      Description                                                                        Rate      Maturity          Value
 $    500       Rockcastle County, KY School District Financing Corporation -
                School Building Revenue - Series 1993                                             5.700%      04/01/16   $   502,905
      530       Rockcastle County, KY School District Financing Corporation -
                School Building Revenue - Series 1993                                             5.700       04/01/17       530,922
      560       Rockcastle County, KY School District Financing Corporation -
                School Building Revenue - Series 1993                                             5.700       04/01/18       560,403

                Pre-refunded
                --------------------------------------------------------------------------------------------------------------------
      965       Campbell and Kenton Counties, KY Sanitation District Revenue - Series A           7.700       08/15/04     1,008,811
      500       Campbell and Kenton Counties, KY Sanitation District Revenue - Series A           7.750       08/15/05       524,095
      500       Covington, KY Municipal Properties Corporation - First Mortgage City Hall,
                Parking and Park Revenue - Series 1988 A                                          8.250       08/01/10       548,210
    1,370       Daviess County, KY Hospital Revenue - Mercy Health Care System                    7.625       01/01/15     1,449,611
      100       Florence, KY Public Properties Corporation Revenue - Recreational Facilities      7.000       03/01/10       112,391
      320       Florence, KY Public Properties Corporation Revenue - Recreational Facilities      7.000       03/01/14       362,061
      345       Florence, KY Public Properties Corporation Revenue - Recreational Facilities      7.000       03/01/15       390,347
      360       Florence, KY Public Properties Corporation Revenue - Recreational Facilities      7.000       03/01/16       407,318
    2,750       Hardin County, KY Hospital Revenue - Hardin Memorial Hospital                     7.875       10/01/14     3,013,285
   16,750       Jefferson County, KY Capital Projects Corporation Revenue - Municipal Lease -
                Series B                                                                          0.000       08/15/19     3,431,070
      680       Kenton County, KY Airport Revenue - Cincinnati/Northern Kentucky
                International Airport - Series 1987                                               8.750       03/01/15       702,154
      990       Kentucky Development Finance Authority Hospital Revenue - King Daughter           9.750       08/01/11     1,071,348
    2,795       Kentucky Infrastructure Authority Revenue - Community Loan Program -  Series B    7.850       09/01/18     3,031,150
    1,595       Kentucky Infrastructure Authority Revenue - Governmental Agencies -
                Series 1989 A                                                                     7.800       08/01/08     1,767,595
      985       Kentucky Local Correctional Facilities Construction Authority Revenue             7.000       11/01/14     1,033,649
    1,955       Kentucky State Property and Buildings Commission Revenue - Project Number 48      8.000       08/01/08     2,119,142
    4,875       Kentucky State Turnpike Authority - Economic Development Road Revenue -
                Revitalization Project                                                            7.250       05/15/10     5,405,888
      830       Lexington-Fayette Urban County Government - Kentucky Sewer System Revenue         7.600       07/01/07       892,292
      900       Lexington-Fayette Urban County Government - Kentucky Sewer System Revenue         7.600       07/01/08       967,545
    3,200       Lexington-Fayette Urban County Government - Kentucky Residential Facilities
                Revenue - USHCSO Richmond Place Project                                           7.750       05/15/15     3,431,808
      410       Powell County, KY School Building Revenue                                         7.600       06/01/07       430,393
      500       Richmond, KY Water, Gas and Sewer Revenue - Series B                              7.400       07/01/15       536,000
    1,990       Western Kentucky University Revenue - Housing and Dining System -
                Series 1990 L                                                                     7.400       12/01/10     2,253,058
      940       Western Kentucky University Revenue - Series 1990 J                               7.400       05/01/10     1,062,200
      160       Whitley County, KY Public Properties Corporation Revenue - Series A               9.000       05/01/99       168,123

     16                                                                 Kentucky
                                       SAR-116

                                                                                                                 November 30, 1996
                Statement of Investments in Securities and Net Assets                                                  (Unaudited)
====================================================================================================================================
                Municipal Bonds--Kentucky Triple Tax Exempt (continued)
     Face
    Amount                                                                                         Face                       Market
     (000)      Description                                                                        Rate      Maturity          Value
                Special Tax Revenue
                --------------------------------------------------------------------------------------------------------------------
 $    500       Commonwealth of Puerto Rico Infrastructure Financing Authority - Series A         7.750%     07/01/08   $    537,630

                State/Territorial General Obligations
                --------------------------------------------------------------------------------------------------------------------
    4,000       Commonwealth of Puerto Rico Public Improvement - General Obligation -
                Series 1996 A                                                                     5.400      07/01/25      3,853,280

                Total Investments in Securities - Municipal Bonds (Cost $422,725,656) - 99.9%                            451,977,190

                Excess of Other Assets over Liabilities - 0.1%                                                               607,605

                Total Net Assets - 100.0%                                                                               $452,584,795


* Securities purchased on a "when issued" basis.
See notes to financial statements.

Kentucky                                                                      17

                                    SAR-117


[LOGO OF SHIP ART]

Kentucky Triple Tax Exempt
Statement of Assets and Liabilities                            November 30, 1996  (Unaudited)
====================================================================================================================================
ASSETS:
  Investments, at market value (cost $422,725,656)                                $451,977,190
  Receivable for Fund shares sold                                                      534,507
  Interest receivable                                                                6,805,495
  Other                                                                                 15,522
   Total assets                                                                    459,332,714
LIABILITIES:
  Bank borrowings (Note G)                                                             499,739
  Payable for investments purchased                                                  3,483,037
  Payable for Fund shares reacquired                                                   481,850
  Distributions payable                                                              1,956,657
  Accrued expenses                                                                     326,636
   Total liabilities                                                                 6,747,919
NET ASSETS                                                                         452,584,795
  Class A:
  Applicable to 38,362,308 shares of beneficial interest issued and outstanding   $428,466,976
  Net asset value per share                                                       $      11.17
  Class C:
  Applicable to 2,160,359 shares of beneficial interest issued and outstanding    $ 24,117,819
  Net asset value per share                                                       $      11.16


[LOGO OF SHIP ART]

Kentucky Triple Tax Exempt                         For the six months ended November 30, 1996
Statement of Operations                                                           (Unaudited)
====================================================================================================================================
INVESTMENT INCOME - INTEREST                                                      $ 13,729,034
EXPENSES:
  Distribution fees - Class A (Note E)                                                 840,230
  Distribution fees - Class C (Note E)                                                 107,564
  Investment advisory fees (Note E)                                                  1,107,348
  Custody and accounting fees                                                           77,515
  Transfer agent's fees                                                                156,425
  Registration fees                                                                     11,899
  Legal fees                                                                             3,660
  Audit fees                                                                            10,065
  Trustees' fees                                                                         6,771
  Shareholder services fees (Note E)                                                    23,180
  Other                                                                                  7,320
  Advisory fees waived (Note E)                                                       (553,898)
   Total expenses before credits                                                     1,798,079
  Custodian fee credit (Note B)                                                        (11,535)
Net expenses                                                                         1,786,544
Net investment income                                                               11,942,490
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                    450,545
  Change in unrealized appreciation (depreciation) of investments                   13,729,648
Net gain on investments                                                             14,180,193
Net increase in net assets resulting from operations                              $ 26,122,683

See notes to financial statements.

18                                                                      Kentucky
                                    SAR-118

[LOGO OF SHIP ART]

Kentucky Triple Tax Exempt
Statements of Changes in Net Assets


===================================================================================================================================
                                                                       Six Months Ended      Year Ended
                                                                       November 30, 1996    May 31, 1996
INCREASE (DECREASE) IN NET ASSETS                                         (Unaudited)
Operations:
  Net investment income                                                   $ 11,942,490      $ 23,297,405
  Net realized gain (loss) on security transactions                            450,545           746,629
  Change in unrealized appreciation (depreciation) of investments           13,729,648        (7,775,753)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        26,122,683        16,268,281
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                               (11,428,540)      (22,405,836)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                                  (554,251)         (950,670)
NET DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS              (11,982,791)      (23,356,506)
FUND SHARE TRANSACTIONS (NOTE C):
  Proceeds from shares sold                                                 20,821,620        56,317,737
  Net asset value of shares issued in reinvestment of distributions          7,093,799        13,719,431
  Cost of shares reacquired                                                (20,925,892)      (41,781,814)
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                      6,989,527        28,255,354
TOTAL INCREASE IN NET ASSETS                                                21,129,419        21,167,129
NET ASSETS:
  Beginning of period                                                      431,455,376       410,288,247
  END OF PERIOD                                                           $452,584,795      $431,455,376
NET ASSETS CONSIST OF:
  Paid-in surplus                                                         $423,289,195      $416,299,668
  Overdistributed net investment income                                        (40,301)
  Accumulated net realized gain (loss) on security transactions                 84,367          (366,178)
  Unrealized appreciation (depreciation) of investments                     29,251,534        15,521,886
                                                                           452,584,795      $431,455,376

See notes to financial statements.

Kentucky                                                                                              19

                                    SAR-119

[LOGO OF SHIP ART]

Notes to Financial Statements
================================================================================

A.  DESCRIPTION OF BUSINESS
    The Flagship Kentucky Limited Term Municipal Bond Fund (Kentucky Limited
    Term) and Kentucky Triple Tax Exempt Fund (Kentucky Triple Tax Exempt) are sub-trusts of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The non-diversified Kentucky Limited Term Fund and diversified Kentucky Triple Tax Exempt Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds commenced investment operations on September 14, 1995 and May 4, 1987, respectively. The Funds began to offer Class C shares to the investing public on September 14, 1995 and October 4, 1993, respectively. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in each Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Funds.
    ESTIMATES: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

    SECURITY VALUATIONS: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
      The Funds must maintain a diversified investment portfolio as a registered investment company, however, the Funds' investments are primarily in the securities of their state. Such concentration subjects the Funds to the effects of economic changes occurring within that state.

    FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
      Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.

    SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Funds amortize original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

20                                                                      Kentucky

                                    SAR-120

Notes to Financial Statements
================================================================================

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

     The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 80% of the daily effective federal funds rate.

   Securities Purchased on a "When Issued" Basis: The Funds may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were $202,321 and $3,481,820, respectively "when issued" purchase commitments included in the Kentucky Limited Term and Kentucky Triple Tax Exempt Funds' statements of investments at November 30, 1996.

C. FUND SHARES

   At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                Six Months Ended                  Period From
                                                November 30, 1996      September 14, 1995 to May 31, 1996
                                                   (Unaudited)
                                           --------------------------- ----------------------------------
                                              Shares         Amount          Shares         Amount
   KENTUCKY LIMITED TERM
   CLASS A:
   Shares sold                                119,864     $  1,187,928       993,553     $  9,842,618
   Shares issued on reinvestment               15,139          148,844         9,926           98,135
   Shares reacquired                         (339,672)      (3,355,353)     (146,867)      (1,455,747)
   Net (decrease) increase                   (204,669)    $ (2,018,581)      856,612     $  8,485,006

   CLASS C:
   Shares sold                                 50,775     $    499,867       180,695     $  1,796,048
   Shares issued on reinvestment                2,220           21,835         1,332           13,178
   Shares reacquired                          (60,221)        (590,184)       (1,526)         (15,031)
   Net (decrease) increase                     (7,226)    $    (68,482)      180,501     $  1,794,195

                                               Six Months Ended                  Year Ended
                                               November 30, 1996                May 31, 1996
                                                  (Unaudited)
                                           ---------------------------   ----------------------------
                                             Shares          Amount         Shares         Amount
   KENTUCKY TRIPLE TAX EXEMPT
   CLASS A:
   Shares sold                              1,571,159     $ 17,163,847     4,371,220     $ 48,186,156
   Shares issued on reinvestment              612,640        6,688,491     1,186,665       13,067,258
   Shares reacquired                       (1,791,706)     (19,596,855)   (3,468,274)     (38,150,351)
   Net increase                               392,093     $  4,255,483     2,089,611     $ 23,103,063

Kentucky                                                                      21
                                    SAR-121

Notes to Financial Statements
================================================================================

                                                 Six Months Ended                 Year Ended
                                                November 30, 1996                May 31, 1996
                                                   (Unaudited)
                                            --------------------------    ---------------------------
                                              Shares         Amount          Shares         Amount
   KENTUCKY TRIPLE TAX EXEMPT
   CLASS C:
   Shares sold                                335,298     $  3,657,773       739,589     $  8,131,581
   Shares issued on reinvestment               37,142          405,308        59,216          652,173
   Shares reacquired                         (121,237)      (1,329,037)     (330,172)      (3,631,463)
   Net increase                               251,203     $  2,734,044       468,633     $  5,152,291

D. PURCHASES AND SALES OF MUNICIPAL BONDS

   Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated:

   Fund                                    Purchases       Sales
   Kentucky Limited Term                 $  2,623,209   $ 3,890,591
   Kentucky Triple Tax Exempt            $ 33,272,029   $24,103,439

     At November 30, 1996, cost for federal income tax purposes is $9,011,793 and $422,845,743 for the Kentucky Limited Term and Kentucky Triple Tax Exempt Funds, respectively, and net unrealized appreciation (depreciation) aggregated $149,733 and $29,131,447, respectively, which includes:

   Fund                                      Unrealized Appreciation  Unrealized Depreciation
   Kentucky Limited Term                           $   149,793                 $    60
   Kentucky Triple Tax Exempt                      $29,202,019                 $70,572

     At November 30, 1996, Kentucky Limited Term has available a capital loss carryforward of approximately $97,400 to offset future net capital gains in the amounts of $27,200 through May 31, 2004 and $70,200 through May 31, 2005.

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Funds, receives fees computed monthly on the average daily net assets of the Funds at an annualized rate of .30% of the average daily net assets of $500 million or less plus .25% of the average daily net assets in excess of $500 million for the Kentucky Limited Term and 1/2 of 1% for the Kentucky Triple Tax Exempt. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived advisory fees for the Kentucky Limited Term and Kentucky Triple Tax Exempt Funds amounting to $14,077 and $553,898, respectively. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $92,484 for Kentucky Triple Tax Exempt. Also, under an agreement with the Funds, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

     The Funds have Distribution Agreements with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Funds' Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Funds' shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Funds' average daily net

22                                                                      Kentucky
                                    SAR-122

Notes to Financial Statements
================================================================================

   assets for Class A and Class C shares, respectively. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $2,319, $939, $140,143 and $18,599 for Kentucky Limited Term Class A shares and Class C shares, and Kentucky Triple Tax Exempt Class A shares and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Funds as shareholder services fees.

     In its capacity as national wholesale underwriter for the shares of the Funds, the Distributor received commissions on sales of the Funds' shares for the six months ended November 30, 1996, as follows:

   Fund                              Gross Commissions    Paid to Other Dealers
   Kentucky Limited Term                  $ 17,600               $ 13,900
   Kentucky Triple Tax Exempt             $503,400               $436,400

     For the six months ended November 30, 1996, the Distributor received approximately $2,600 and $7,200 of contingent deferred sales charges on redemptions for the Kentucky Limited Term and Kentucky Triple Tax Exempt Funds, respectively. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. ORGANIZATIONAL EXPENSES

   The organizational expenses incurred on behalf of Kentucky Limited Term (approximately $29,400) are being reimbursed to the Advisor on a straight-line basis over a period of three years. As of November 30, 1996, $4,908 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G. LINE OF CREDIT

   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. Kentucky Triple Tax Exempt may temporarily borrow up to $20 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $238,800, at a weighted average annualized interest rate of 6.13%. At November 30, 1996, the Fund had $499,739 borrowings outstanding under the line of credit.

H. SUBSEQUENT EVENT

   On December 12, 1996, the shareholders of the Funds approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.

Kentucky                                                                      23
                                    SAR-123

[LOGO OF SHIP ART]
Kentucky Limited Term                 Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
================================================================================

                                   Six Months Ended       Period From
                                  November 30, 1996   September 14, 1995 to
CLASS A                              (Unaudited)          May 31, 1996
---------------------------------------------------------------------------
Net asset value, beginning of period    $ 9.79              $ 9.75
Income from investment operations:
  Net investment income                   0.22                0.31
  Net realized and unrealized gain
  (loss) on securities                    0.18                0.04
Total from investment operations          0.40                0.35
Less distributions:
  From net investment income             (0.22)              (0.31)
Total distributions                      (0.22)              (0.31)
Net asset value, end of period          $ 9.97              $ 9.79
Total return/(a)/                         8.30%               5.45%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                         0.70%               0.37%
    Net investment income                 4.34%               4.37%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                              1.79%               1.67%
    Net investment income                 3.25%               3.07%
Net assets at end of period (000's)      $6,503              $8,389
Portfolio turnover rate                  27.20%              47.52%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized.
(b) During the six months ended November 30, 1996 and the period ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.68% and 0.31%, respectively; prior period numbers have not been restated to reflect these credits.

24                                                                      Kentucky
                                    SAR-124

[LOGO OF SHIP ART]
Kentucky Limited Term                 Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
================================================================================

                                    Six Months Ended         Period From
                                   November 30, 1996     September 14, 1995 to
CLASS C                               (Unaudited)            May 31, 1996
------------------------------------------------------------------------------
Net asset value, beginning of period     $ 9.79                $ 9.75
Income from investment operations:
  Net investment income                    0.20                  0.29
  Net realized and unrealized gain
  (loss) on securities                     0.19                  0.04
Total from investment operations           0.39                  0.33
Less distributions:
  From net investment income              (0.21)                (0.29)
Total distributions                       (0.21)                (0.29)
Net asset value, end of period           $ 9.97                $ 9.79
Total return/(a)/                          7.99%                 5.12%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses(b)                            1.00%                 0.64%
    Net investment income                  4.04%                 4.12%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                               2.09%                 1.98%
    Net investment income                  2.95%                 2.78%
Net assets at end of period (000's)       $1,728                $1,767
Portfolio turnover rate                    27.20%               47.52%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized.
(b) During the six months ended November 30, 1996 and the period ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.98% and 0.58%, respectively; prior period numbers have not been restated to reflect these credits.

Kentucky                                                                      25
                                    SAR-125

[LOGO OF SHIP ART]
Kentucky Triple Tax Exempt            Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
================================================================================

                                     Six Months Ended   Year Ended    Year Ended     Year Ended     Year Ended
                                    November 30, 1996  May 31, 1996  May 31, 1995   May 31, 1994   May 31, 1993
CLASS A                                (Unaudited)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  10.82       $  10.99       $  10.65       $  11.06       $  10.45
Income from investment operations:
  Net investment income                      0.30           0.61           0.61           0.62           0.64
  Net realized and unrealized gain
  (loss) on securities                       0.35          (0.17)          0.35          (0.40)          0.62
Total from investment operations             0.65           0.44           0.96           0.22           1.26
Less distributions:
  From net investment income                (0.30)         (0.61)         (0.62)         (0.63)         (0.65)
Total distributions                         (0.30)         (0.61)         (0.62)         (0.63)         (0.65)
Net asset value, end of period           $  11.17       $  10.82       $  10.99       $  10.65       $  11.06
Total return/(a)/                           12.14%          4.04%          9.42%          1.90%         12.41%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                            0.79%          0.71%          0.68%          0.58%          0.61%
    Net investment income                    5.41%          5.50%          5.85%          5.60%          5.96%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                 1.03%          1.02%          1.04%          1.03%          1.05%
    Net investment income                    5.17%          5.19%          5.49%          5.15%          5.52%
Net assets at end of period (000's)       $428,467       $410,808       $394,457       $369,495       $309,223
Portfolio turnover rate                      5.50%         16.69%         28.28%         12.26%         14.74%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.78% and 0.70%, respectively; prior period numbers have not been restated to reflect these credits.

26                                                                      Kentucky
                                    SAR-126

[LOGO OF SHIP ART]
Kentucky Triple Tax Exempt            Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
================================================================================

                                             Six Months Ended    Year Ended    Year Ended      Period From
                                             November 30, 1996  May 31, 1996  May 31, 1995  October 4, 1993 to
CLASS C                                         (Unaudited)                                    May 31, 1994
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 10.81         $ 10.99        $ 10.65          $ 11.46
Income from investment operations:
  Net investment income                              0.27            0.54           0.55             0.36
  Net realized and unrealized gain
  (loss) on securities                               0.35           (0.17)          0.35            (0.81)
Total from investment operations                     0.62            0.37           0.90            (0.45)
Less distributions:
  From net investment income                        (0.27)          (0.55)         (0.56)           (0.36)
Total distributions                                 (0.27)          (0.55)         (0.56)           (0.36)
Net asset value, end of period                    $ 11.16         $ 10.81        $ 10.99          $ 10.65
Total return/(a)/                                   11.58%           3.38%          8.82%           (5.88%)
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                                    1.34%           1.27%          1.23%            1.08%
    Net investment income                            4.85%           4.93%          5.27%            4.96%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                         1.58%           1.57%          1.58%            1.65%
    Net investment income                            4.61%           4.63%          4.92%            4.39%
Net assets at end of period (000's)                $24,118         $20,647        $15,831          $11,172
Portfolio turnover rate                              5.50%          16.69%         28.28%           12.26%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.33% and 1.26%, respectively; prior period numbers have not been restated to reflect these credits.

Kentucky                                                                      27
                                    SAR-127

[LOGO OF SHIP ART]                                             November 30, 1996
          Statement of Investments in Securities and Net Assets      (Unaudited)

================================================================================
         Municipal Bonds
 Face
Amount                                                Face              Market
 (000)   Description                                  Rate   Maturity   Value
         Education
         -----------------------------------------------------------------------
$1,000   Grand Valley, MI State University Revenue -
         Series 1988                                 7.875%  10/01/08 $1,084,320
 1,000   Michigan State University Board of Trustees
         - General Revenue - Series 1996 A           5.000   02/15/26    931,760
 1,000   Oakland County, MI Economic Development
         Corporation Revenue - Cranbrook
         Educational Community - Series 1994 C       6.900   11/01/14  1,113,510
 1,000   Western Michigan University General
         Revenue - Series 1992 A                     6.250   11/15/12  1,067,040

         Escrowed to Maturity
         -----------------------------------------------------------------------
   250   Michigan State Hospital Finance Authority
         Revenue - Henry Ford Hospital - Series
         1980 B                                      8.875   05/01/00    283,725

         Health Care
         -----------------------------------------------------------------------
   420   Independence, MI Economic Development
         Corporation Revenue - Series 1985           9.400   08/01/17    433,373
 1,200   Michigan State Hospital Finance Authority
         Revenue - Presbyterian Villages - Series
         1995                                        6.500   01/01/25  1,199,604

         Hospitals
         -----------------------------------------------------------------------
 1,000   Dearborn, MI Economic Development
         Corporation Hospital Revenue -
         Oakwood Obligated Group - Series 1995 A     5.750   11/15/15  1,021,170
   500   Farmington Hills, MI Hospital Finance
         Authority - Botsford General Hospital -
         Series 1992 A                               6.500   02/15/11    544,850
   500   Farmington Hills, MI Hospital Finance
         Authority - Botsford General Hospital -
         Series 1992 A                               6.500   02/15/22    544,850
 1,940   Kalamazoo, MI Hospital Finance Authority
         Facility Revenue - Bronson Methodist
         Hospital - Series 1992 A                    6.375   05/15/17  2,037,504
 6,000   Kalamazoo, MI Hospital Finance Authority
         Revenue - Bronson Methodist Hospital -
         Series 1996                                 5.875   05/15/26  6,127,860
 1,290   Kent County, MI Hospital Facilities
         Revenue - Pine Rest Christian Hospital      6.500   11/01/10  1,407,867
 1,000   Michigan State Hospital Finance Authority
         Revenue - Crittenton Hospital - Series
         1994 A                                      5.250   03/01/14    964,720
 3,000   Michigan State Hospital Finance Authority
         Revenue - Memorial Hospital Owosso
         Michigan - Series 1987 A                    7.375   01/01/03  3,064,620
 6,500   Michigan State Hospital Finance Authority
         Revenue - Detroit Medical Center - Series
         1993 A                                      6.500   08/15/18  6,866,145
 1,000   Michigan State Hospital Finance Authority
         Revenue - Oakland General Hospital -
         Series 1989                                 7,000   07/01/15  1,079,760
 1,000   Michigan State Hospital Finance Authority
         Revenue - Sparrow Group                     6.500   11/15/11  1,067,150
 2,920   Michigan State Hospital Finance Authority
         Revenue - Detroit Medical Center
         Obligated Group - Series 1993 B             5.500   08/15/23  2,790,060
 2,000   Michigan State Hospital Finance Authority
         Revenue - Port Huron Hospital - Series
         1995                                        5.500   07/01/15  1,974,700
 2,200   Michigan State Hospital Finance Authority
         Revenue - Daughters of Charity National
         Health System - St. Mary's Medical Center
         of Saginaw, Incorporated - Series 1995      5.250   11/01/15  2,138,246
 1,000   Michigan State Hospital Finance Authority
         Revenue - Gratiot Community Hospital,
         Alma, Michigan - Series 1995                6.100   10/01/07  1,017,350
 6,500   Michigan State Hospital Finance Authority
         Revenue - Henry Ford Health System -
         Series 1995 A                               5.250   11/15/20  6,310,135

4                                                                       Michigan

                                SAR-157

                        Statement of Investments in            November 30, 1996
                         Securities and Net Assets                   (Unaudited)

==========================================================================================================================
           Municipal Bonds (continued)
 Face
Amount                                                                                   Face
 (000)     Description                                                                   Rate     Maturity    Market Value

$ 1,000    Michigan State Hospital Finance Authority Revenue - Central Michigan
           Community Hospital - Series 1996                                             6.250%    10/01/27    $    989,110
  3,000    Pontiac, MI Hospital Finance Authority Revenue - NOMC Group - Series 1993    6.000     08/01/18       2,849,940
  5,165    Pontiac, MI Hospital Finance Authority Revenue - NOMC Group - Series 1993    6.000     08/01/23       4,842,342
     70    Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical and
           Environmental Control Facilities Financing Authority Revenue - Doctor
           Pila Hospital - Series 1995                                                  5.875     08/01/12          73,296
  8,345    Royal Oak, MI Hospital Finance Authority Revenue - William Beaumont
           Hospital - Series 1996 I                                                     5.250     01/01/20       8,105,498
  2,000    Saginaw, MI Hospital Finance Authority Revenue - Saginaw General Hospital    7.625     10/01/08       2,131,200
    500    Saginaw, MI Hospital Finance Authority Revenue - St. Luke's Hospital -
           Series C                                                                     6.750     07/01/17         550,140
  3,500    University of Michigan University Revenues - Medical Service Plan            6.500     12/01/21       3,733,240

           Housing/Multifamily
           ---------------------------------------------------------------------------------------------------------------
    750    Grand Rapids, MI Housing Finance Authority - Multifamily                     7.625     09/01/23         821,678
  6,000    Michigan State Housing Development Authority - Section 8 - Series I          0.000     04/01/14       1,297,440
  5,000    Michigan State Housing Development Authority Revenue - Rental Housing -
           Series 1990 B                                                                7.550     04/01/23       5,337,350
    450    Michigan State Housing Development Authority Revenue - Rental Housing -
           Series 1991 B                                                                7.100     04/01/21         474,759
  1,000    Michigan State Housing Development Authority Revenue - Rental Housing -
           Series 1995 A and B                                                          6.150     10/01/15       1,027,240

           Housing/Single Family
           --------------------------------------------------------------------------------------------------------------
    730    Michigan State Housing Development Authority - Single Family -
           Series 1989 A and B                                                          7.700     12/01/16         747,367
  1,280    Michigan State Housing Development Authority - Single Family -
           Series 1990 A and B                                                          7.500     06/01/15       1,351,539
  3,250    Michigan State Housing Development Authority - Single Family -
           Series 1990 C                                                                7.550     12/01/15       3,440,190
  2,000    Michigan State Housing Development Authority - Single Family -
           Series 1994 A and B                                                          6.450     12/01/14       2,082,100
  3,930    Michigan State Housing Development Authority - Single Family -
           Series 1994 C and D                                                          6.500     06/01/16       4,073,209
    500    Michigan State Housing Development Authority - Single Family -
           Series 1995 A and B                                                          6.800     12/01/16         525,665
  1,500    Michigan State Housing Development Authority Revenue - Single Family
           Mortgage - Series 1996 D and E                                               5.950     12/01/16       1,516,665

           Industrial Development and Pollution Control
           ---------------------------------------------------------------------------------------------------------------
  7,500    Dickenson County, MI Economic Development Corporation - Pollution Control
           Refunding Revenue - Champion International Corporation Project -
           Series 1993                                                                  5.850     10/01/18       7,412,775
  2,500    Michigan State Strategic Fund Revenue - Ford Motor Company                   7.100     02/01/06       2,877,250
  5,000    Michigan Strategic Fund Pollution Control Revenue - General Motors
           Corporation Project - Series 1995                                            6.200     09/01/20       5,148,550
  3,500    Michigan State Strategic Fund Revenue - Detroit Edison Company -
           Series 1994                                                                  6.450     06/15/24       3,817,555
  1,000    Monroe County, MI Economic Development Corporation - Limited Obligation
           Revenue - Detroit Edison Company - Series 1992 AA                            6.950     09/01/22       1,225,410


Michigan                                                                       5

                                    SAR-158

                        Statement of Investments in            November 30, 1996
                         Securities and Net Assets                   (Unaudited)

==========================================================================================================================
           Municipal Bonds (continued)
 Face
Amount                                                                                   Face
 (000)     Description                                                                   Rate     Maturity    Market Value

           Municipal Appropriation Obligations
           ---------------------------------------------------------------------------------------------------------------
$ 2,000    Detroit, MI Building Authority Revenue - District Court Madison Center -
           Series 1996 A                                                                6.150%    02/01/11    $  2,050,160

           Municipal Revenue/Other
           ---------------------------------------------------------------------------------------------------------------
    250    Michigan Municipal Bond Authority Revenue - Local Government - Series C      7.250     05/01/20         273,512
  5,500    Michigan Municipal Bond Authority Revenue - Local Government                 0.000     12/01/07       3,146,220
  2,800    Michigan Municipal Bond Authority Revenue - Local Government - Loan
           Program - Series 1991 C                                                      0.000     06/15/08       1,541,064
  1,000    Michigan State Building Authority Revenue - Series 1991 I                    6.750     10/01/11       1,077,950
  5,000    Michigan State Building Authority Revenue - Series 1991 I                    6.250     10/01/20       5,219,600
  6,585    Michigan State Building Authority Revenue - Series 1991 I                    6.250     10/01/20       6,874,213

           Municipal Revenue/Transportation
           ---------------------------------------------------------------------------------------------------------------
    750    Wayne Charter County, MI Airport Revenue - Detroit Metropolitan Airport
           - Series 1994 A                                                              5.875     12/01/08         800,565

           Municipal Revenue/Utility
           ---------------------------------------------------------------------------------------------------------------
  1,000    Bay City, MI Electric Utility System Revenue                                 6.600     01/01/12       1,092,290
    540    Michigan Public Power Agency Revenue - Belle River Project -
           Series 1993 A                                                                5.250     01/01/18         517,396
  3,000    Michigan State South Central Power Agency Supply System Revenue -
           Series 1994                                                                  7.000     11/01/11       3,345,240
  1,900    Commonwealth of Puerto Rico Electric Power Authority - Series 1995 X         5.500     07/01/25       1,843,988
    300    Commonwealth of Puerto Rico Electric Power Authority Revenue - Series
           1995 Z                                                                       5.250     07/01/21         282,246

           Municipal Revenue/Water & Sewer
           ---------------------------------------------------------------------------------------------------------------
  2,500    Detroit, MI Sewage System Revenue - Series 1995-A, B and C                   5.250     07/01/15       2,456,225
 10,500    Detroit, MI Sewage System Revenue - Series 1995-A, B and C                   5.250     07/01/21      10,161,585
  1,570    Detroit, MI Water Supply System Revenue - Series 1995 A and B                5.550     07/01/12       1,608,528
  2,230    Detroit, MI Water Supply System Revenue - Series 1995 A and B                5.550     07/01/12       2,284,724
  1,000    Grand Rapids, MI Sanitary Sewer System Improvement Revenue - Series 1990     7.000     01/01/16       1,084,790
  1,500    Portage Lake, MI Water and Sewage Authority - General Obligation -
           Series 1995                                                                  6.200     10/01/20       1,603,710
  2,000    Western Townships Michigan Utility Authority - Sewer Disposal System         8.200     01/01/18       2,190,720

           Non-State General Obligations
           ---------------------------------------------------------------------------------------------------------------
  5,000    Brighton, MI Area School District - Series II                                0.000     05/01/20       1,352,450
  6,145    Chippewa Valley, MI Schools District - General Obligation - Series 1993      5.000     05/01/21       5,687,996
  3,600    Detroit, MI City School District - General Obligation - Series 1996 A        5.700     05/01/25       3,645,036
    500    East Lansing, MI Building Authority                                          7.000     10/01/16         535,770
  2,200    Eaton County, MI Water System - Delta Township - General Obligation -
           Series 1995                                                                  5.000     05/01/13       2,095,654
  2,430    Garden City, MI School District - General Obligation - Series 1994           6.400     05/01/11       2,649,210
    750    Hudsonville, MI Building Authority Revenue - Ottawa County - Series 1992     6.600     10/01/17         832,185
  1,600    Ionia, MI Public Schools - General Obligation - Series 1995                  5.300     05/01/25       1,551,952
  3,000    Kent County, MI Refuse Disposal System Revenue                               8.400     11/01/10       3,179,730
  2,000    Lansing, MI Building Authority - General Obligation - Series 1995            5.600     06/01/19       1,997,460
  2,700    Livonia, MI General Obligation - Public Schools District - Series 1992 II    0.000     05/01/08       1,495,449
  2,410    Mona Shores, MI Public Schools District - General Obligation -
           Series 1995                                                                  5.500     05/01/14       2,427,159


6                                                                       Michigan

                                    SAR-159

                                                                                                         November 30, 1996
           Statement of Investments in Securities and Net Assets                                               (Unaudited)
==========================================================================================================================
           Municipal Bonds (continued)
 Face
Amount                                                                                   Face                    Market
 (000)     Description                                                                   Rate     Maturity        Value

$ 1,000    Okemos, MI General Obligation - Public School District                       0.000%    05/01/17    $    319,870
  1,020    Okemos, MI General Obligation - Public School District                       0.000     05/01/18         308,550
  1,650    St. Clair County, MI Building Authority - General Obligation -
           Series 1996                                                                  5.375     04/01/15       1,631,866
    750    South Lyon, MI Community School District - General Obligation -
           Series 1991                                                                  6.250     05/01/14         783,758
  2,500    Waterford, MI School District - General Obligation - Series 1995             6.250     06/01/13       2,659,175
  2,470    Waterford, MI School District - General Obligation - Series 1995             6.375     06/01/14       2,684,495
  5,000    Wayland, MI Union School District - General Obligation - Series 1994         6.250     05/01/14       5,415,050
  1,250    Wayne County, MI Building Authority - Capital Improvement - General
           Obligation - Series 1996 A                                                   5.250     06/01/16       1,215,812
  3,270    West Ottawa, MI Public Schools - General Obligation - Series 1992            0.000     05/01/17       1,045,975
  5,175    Williamston, MI Community School District - General Obligation -
           Series 1996                                                                  5.500     05/01/25       5,302,826

           Pre-refunded
           ---------------------------------------------------------------------------------------------------------------
  1,895    Buena Vista, MI School District - School Building and Site - General
           Obligation Unlimited Tax - Saginaw County, Michigan - Series 1991            7.200     05/01/16       2,147,945
  1,000    Central Michigan University General Revenue                                  7.000     10/01/10       1,113,780
    750    Detroit, MI General Obligation - Series 1991                                 8.000     04/01/11         871,830
    300    Detroit, MI City School District - Wayne County School                       7.750     05/01/10         338,400
  1,650    Detroit, MI City School District - Wayne County, Michigan - School
           Building and Site - Unlimited Tax General Obligation - Series 1991           7.150     05/01/11       1,861,959
  1,000    Detroit, MI Sewer Disposal Revenue                                           7.125     07/01/19       1,084,950
  2,000    Detroit, MI Water Supply System Revenue - Series 1990                        7.250     07/01/20       2,235,620
  3,000    Grand Rapids, MI Water Supply System Revenue - Series 1990                   7.250     01/01/20       3,317,880
  2,500    Haslett, MI Public School District                                           7.500     05/01/20       2,778,625
  2,000    Huron Valley, MI School District - Series 1991                               7.100     05/01/08       2,247,760
    600    Ingham County, MI Building Authority - Series 1988                           7.400     05/01/08         645,906
  4,000    Lake Orion, MI Community School District - General Obligation -
           Series 1994                                                                  7.000     05/01/15       4,633,400
    930    Marquette, MI City Hospital Finance Authority Revenue - Marquette
           General Hospital - Series C                                                  7.500     04/01/07       1,016,434
  2,240    Marquette, MI City Hospital Finance Authority Revenue - Marquette
           General Hospital - Series C                                                  7.500     04/01/19       2,448,186
    775    Mattawan, MI Consolidated School District                                    7.550     05/01/14         828,552
    775    Mattawan, MI Consolidated School District                                    7.550     05/01/15         828,552
    825    Menominee, MI Area Public School District                                    7.400     05/01/20         923,456
  3,000    Michigan Higher Education Facilities Authority Revenue - Aquinas
           College - Series 1991                                                        7.350     05/01/11       3,426,240
  1,000    Michigan Municipal Bond Authority Revenue - State Revolving Fund -
           Series 1994                                                                  6.500     10/01/14       1,135,660
  1,000    Michigan Municipal Bond Authority Revenue - State Revolving Fund -
           Series 1994                                                                  6.500     10/01/17       1,135,660
  1,000    Michigan State Hospital Finance Authority Revenue - Henry Ford Health
           System - Series 1990 A                                                       7.000     07/01/10       1,108,150
  6,000    Michigan State Hospital Finance Authority Revenue - Oakwood Hospital -
           Series 1990                                                                  7.100     07/01/18       6,668,640
    800    Michigan State Hospital Finance Authority Revenue - Sisters of Mercy
           Health Corporation - Series 1991                                             7.200     02/15/18         901,472
  2,460    Oakland County, MI Economic Development Authority - Pontiac Osteopathic
           Hospital                                                                     9.625     01/01/20       2,873,501
  2,635    Pontiac, MI Street Improvement Revenue                                       8.400     06/01/00       2,749,991
  1,200    Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue -
           Series A                                                                     7.900     07/01/07       1,299,132


Michigan                                                                       7

                                    SAR-160

                        Statement of Investments in            November 30, 1996
                         Securities and Net Assets                   (Unaudited)

==========================================================================================================================
           Municipal Bonds (continued)
 Face
Amount                                                                                   Face
 (000)     Description                                                                   Rate     Maturity    Market Value

$ 1,800    Commonwealth of Puerto Rico Highway Authority Revenue - Series 1990 Q        7.750%    07/01/16    $  2,052,774
  1,040    Rockford, MI Public Schools - General Obligation - Series 1990               7.375     05/01/19       1,151,810
  7,000    Vicksburg, MI Community Schools                                              0.000     05/01/20       1,632,470

           Special Tax Revenue
           ---------------------------------------------------------------------------------------------------------------
  1,000    Battle Creek, MI Downtown Development Authority - Series 1994                7.600     05/01/16       1,127,450
  1,800    Battle Creek, MI Tax Increment Finance Authority - Series 1994               7.400     05/01/16       2,019,510
 10,700    Detroit, MI Downtown Development Authority - Tax Increment - Development
           Area Number 1 Projects - Series 1996 B, C-1, C-2 and D                       6.250     07/01/25      11,028,597
  1,650    Grand Rapids, MI Downtown Development Authority - Tax Increment Revenue -
           Series 1994                                                                  6.875     06/01/24       1,863,312
  3,985    Grand Rapids, MI Downtown Development Authority - Tax Increment Revenue -
           Series 1994                                                                  0.000     06/01/17       1,268,744
  3,495    Grand Rapids, MI Downtown Development Authority - Tax Increment Revenue -
           Series 1994                                                                  0.000     06/01/18       1,052,344
    510    Livingston County, MI Drainage District - Genoa-Oceola Sanitary Sewer
           Drain                                                                        6.000     05/01/08         529,696
  2,260    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
           - Series V                                                                   6.625     07/01/12       2,450,089
    350    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
           - Series 1993 X                                                              5.000     07/01/22         318,955
  1,000    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
           - Series 1996 Y and Z                                                        5.500     07/01/36         976,320
  1,200    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
           - Series 1993 W                                                              5.500     07/01/15       1,239,612
  1,085    Romulus, MI Tax Increment Finance Authority - Limited Obligation Revenue
           - Series 1994                                                                6.750     11/01/19       1,113,308

           State/Territorial General Obligations
           ---------------------------------------------------------------------------------------------------------------
  3,125    Commonwealth of Puerto Rico - General Obligation - Series 1994               6.450     07/01/17       3,360,219
  2,370    Commonwealth of Puerto Rico - General Obligation - Series 1994               6.500     07/01/23       2,558,770


           Total Investments in Securities - Municipal Bonds (cost $274,241,432) - 98.6%                       296,159,642

           Excess of Other Assets over Liabilities - 1.4%                                                        4,078,496

           Total Net Assets - 100.0%                                                                          $300,238,138

See notes to financial statements.


8                                                                       Michigan

                                    SAR-161

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                November 30, 1996 (Unaudited)
================================================================================

ASSETS:
  Investments, at market value (cost $274,241,432)                $296,159,642
  Cash                                                               1,094,336
  Receivable for investments sold                                      723,283
  Receivable for Fund shares sold                                      361,251
  Interest receivable                                                4,588,753
  Other                                                                 11,762
      Total Assets                                                 302,939,027
LIABILITIES:
  Payable for investments purchased                                    722,600
  Payable for Fund shares reacquired                                   501,770
  Distributions payable                                              1,255,150
  Accrued expenses                                                     221,369
      Total liabilities                                              2,700,889
NET ASSETS                                                         300,238,138
  Class A:
  Applicable to 21,777,401 shares of beneficial interest
    issued and outstanding                                        $257,182,278
  Net asset value per share                                       $      11.81
  Class C:
  Applicable to 3,650,883 shares of beneficial interest
    issued and outstanding                                        $ 43,055,860
  Net asset value per share                                       $      11.79

[LOGO OF SHIP ART]                    For the six months ended November 30, 1996
Statement of Operations                                              (Unaudited)
================================================================================

INVESTMENT INCOME - INTEREST                                      $  9,173,817
EXPENSES:
  Distribution fees - Class A (Note E)                                 508,391
  Distribution fees - Class C (Note E)                                 202,008
  Investment advisory fees (Note E)                                    741,993
  Custody and accounting fees                                           82,792
  Transfer agent's fees                                                 83,570
  Registration fees                                                      7,780
  Legal fees                                                             2,379
  Audit fees                                                             9,150
  Trustees' fees                                                         4,575
  Shareholder services fees (Note E)                                    10,645
  Other                                                                  4,992
  Advisory fees waived (Note E)                                       (214,676)
      Total expenses before credits                                  1,443,599
  Custodian fee credit (Note B)                                        (17,502)
Net expenses                                                         1,426,097
Net investment income                                                7,747,720
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                    686,968
  Change in unrealized appreciation (depreciation) of
    investments                                                     10,681,754
Net gain on investments                                             11,368,722
Net increase in net assets resulting from operations              $ 19,116,442

See notes to financial statements.

Michigan                                                                       9

                                    SAR-162

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
================================================================================

                                                                       Six Months Ended      Year Ended
                                                                       November 30, 1996    May 31, 1996
INCREASE (DECREASE) IN NET ASSETS                                         (Unaudited)
Operations:
  Net investment income                                                   $  7,747,720      $ 15,583,092
  Net realized gain (loss) on security transactions                            686,968         1,355,611
  Change in unrealized appreciation (depreciation) of investments           10,681,754        (7,054,615)
Net increase in net assets resulting from operations                        19,116,442         9,884,088
Distributions to Class A shareholders:
  From net investment income                                                (6,742,562)      (13,728,134)
Distributions to Class C shareholders:
  From net investment income                                                (1,011,555)       (1,986,821)
Net decrease in net assets from distributions to shareholders               (7,754,117)      (15,714,955)
Fund share transactions (Note C):
  Proceeds from shares sold                                                 14,581,872        33,498,805
  Net asset value of shares issued in reinvestment of distributions          4,260,444         8,757,179
  Cost of shares reacquired                                                (19,753,738)      (34,140,336)
Net (decrease) increase in net assets from Fund share transactions            (911,422)        8,115,648
Total increase in net assets                                                10,450,903         2,284,781
NET ASSETS:
  Beginning of period                                                      289,787,235       287,502,454
  End of period                                                           $300,238,138      $289,787,235
NET ASSETS CONSIST OF:
  Paid-in surplus                                                         $278,280,305      $279,191,727
  Overdistributed net investment income                                         (6,397)
  Accumulated net realized gain (loss) on security transactions                 46,020          (640,948)
  Unrealized appreciation (depreciation) of investments                     21,918,210        11,236,456
                                                                          $300,238,138      $289,787,235

See notes to financial statements.

10                                  SAR-163                             Michigan

[LOGO OF SHIP ART]
Notes to Financial Statements
================================================================================

A. DESCRIPTION OF BUSINESS

   The Flagship Michigan Triple Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on July 27, 1985. On
   June 22, 1993, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specified to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund.

   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.

      The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.

   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.

      Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences if presented as excess distributions in the statement of changes in net assets.

   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

Michigan                                                                      11
                                    SAR-164

Notes to Financial Statements
================================================================================

Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

      The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

C. FUND SHARES

At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                       Six Months Ended                   Year Ended
                                      November 30, 1996                  May 31, 1996
                                         (Unaudited)
                                 ----------------------------    ----------------------------
                                   Shares          Amount          Shares          Amount
CLASS A:
Shares sold                       1,030,495     $ 11,813,357      2,144,177     $ 24,873,643
Shares issued on reinvestment       315,610        3,629,998        648,404        7,527,122
Shares reacquired                (1,425,010)     (16,420,886)    (2,538,104)     (29,322,526)
Net (decrease) increase             (78,905)    $   (977,531)       254,477     $  3,078,239

CLASS C:
Shares sold                         240,088     $  2,768,515        745,632     $  8,625,162
Shares issued on reinvestment        54,877          630,446        106,101        1,230,057
Shares reacquired                  (288,416)      (3,332,852)      (414,411)      (4,817,810)
Net increase                          6,549     $     66,109        437,322     $  5,037,409

D. PURCHASES AND SALES OF MUNICIPAL BONDS

Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $77,449,995 and $80,438,865, respectively. At November 30, 1996, cost of federal income tax purposes is $273,960,466 and net unrealized appreciation aggregated $22,199,176, of which $22,203,605 related to appreciated securities and $4,429 related to depreciated securities.

12                                                                      Michigan

                                    SAR-165

Notes to Financial Statements
================================================================================

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $214,676 of its advisory fees. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $54,015. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets of Class A and Class C shares, respectively. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $84,146 and $33,400 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $268,600 for the six months ended November 30, 1996, of which approximately $232,000 was paid to other dealers. For the six months ended November 30, 1996, the Distributor received approximately $2,400 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. LINE OF CREDIT

The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $12 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $273,400, at a weighted average annualized interest rate of 6.54%. At November 30, 1996, the Fund had no borrowings outstanding under the line of credit.

G. SUBSEQUENT EVENT

On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.

Michigan                                                                      13


                                    SAR-261

[LOGO OF SHIP ART]
                                     Selected data for each share of beneficial
Financial Highlights                interest outstanding throughout the period.

=============================================================================================================================
                                            Six Months Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                            November 30, 1996    May 31, 1996    May 31, 1995    May 31, 1994    May 31, 1993
CLASS A                                        (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $11.37             $11.59          $11.31          $11.77          $11.12
Income from investment operations:
  Net investment income                            0.31               0.63            0.65            0.66            0.68
  Net realized and unrealized gain
  (loss) on securities                             0.44              (0.22)           0.28           (0.43)           0.65
Total from investment operations                   0.75               0.41            0.93            0.23            1.33
Less distributions:
  From net investment income                      (0.31)             (0.63)          (0.65)          (0.66)          (0.68)
  From net realized capital gains                                                                    (0.01)
  In excess of net realized capital gains                                                            (0.02)
Total distributions                               (0.31)             (0.63)          (0.65)          (0.69)          (0.68)
Net asset value, end of period                   $11.81             $11.37          $11.59          $11.31          $11.77
Total return/(a)/                                 13.30%              3.61%           8.57%           1.87%          12.27%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                                  0.89%              0.82%           0.80%           0.75%           0.81%
    Net investment income                          5.29%              5.42%           5.82%           5.56%           5.85%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                       1.03%              1.01%           1.03%           1.02%           1.02%
    Net investment income                          5.15%              5.23%           5.59%           5.29%           5.64%
Net assets at end of period (000's)              $257,182           $248,422        $250,380        $242,993        $227,333
Portfolio turnover rate                           26.40%             54.01%          36.57%          27.78%           9.55%

 (a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
 (b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.88% and 0.81%, respectively; prior period numbers have not been restated to reflect these credits.

14                                                                      Michigan
                                    SAR-167

[LOGO OF SHIP ART]
                                     Selected data for each share of beneficial
Financial Highlights                interest outstanding throughout the period.

=============================================================================================================================
                                            Six Months Ended      Year Ended      Year Ended       Period From
                                            November 30, 1996    May 31, 1996    May 31, 1995    June 22, 1993 to
CLASS C                                        (Unaudited)                                         May 31, 1994
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $11.35             $11.58          $11.30            $11.86
Income from investment operations:
  Net investment income                            0.27               0.56            0.58              0.54
  Net realized and unrealized gain
  (loss) on securities                             0.44              (0.22)           0.28             (0.52)
Total from investment operations                   0.71               0.34            0.86              0.02
Less distributions:
  From net investment income                      (0.27)             (0.57)          (0.58)            (0.55)
  From net realized capital gains                                                                      (0.01)
  In excess of net realized capital gains                                                              (0.02)
Total distributions                               (0.27)             (0.57)          (0.58)            (0.58)
Net asset value, end of period                   $11.79             $11.35          $11.58            $11.30
Total return/(a)/                                 12.74%              2.96%           7.98%             0.19%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                                  1.44%              1.37%           1.35%             1.25%
    Net investment income                          4.74%              4.86%           5.25%             4.89%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                       1.58%              1.56%           1.58%             1.61%
    Net investment income                          4.60%              4.67%           5.02%             4.53%
Net assets at end of period (000's)              $43,056            $41,365         $37,122           $30,042
Portfolio turnover rate                           26.40%             54.01%          36.57%            27.78%

/(a)/The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
/(b)/During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.43% and 1.36%, respectively; prior period numbers have not been restated to reflect these credits.






Michigan                                                                    15
                                    SAR-168

[LOGO OF SHIP ART]

                                                                                                               November 30, 1996
          Statement of Investments in Securities and Net Assets                                                      (Unaudited)
================================================================================================================================
          Municipal Bonds (continued)
  Face
 Amount                                                                                Face
  (000)   Description                                                                  Rate      Maturity           Market Value
          Education
          ----------------------------------------------------------------------------------------------------------------------
$ 3,630   Missouri State Health and Educational Facilities Authority Revenue -
          University Health Sciences - Series 1994                                    6.350%     06/01/14             $3,783,730
  1,500   Missouri State Health and Educational Facilities Authority Revenue -
          Saint Louis University High School - Series 1994                            6.350      10/01/14              1,560,480
  1,155   Northwest Missouri State University Recreational Facilities Revenue -
          Series 1992                                                                 6.375      06/01/13              1,238,264
    795   Northwest Missouri State University Housing System Improvement Revenue -
          Series 1992                                                                 6.375      12/01/13                856,159
  2,000*  University of Missouri Curators Health Facilities Revenue -
          University of Missouri Health System - Series 1996 A                        5.500      11/01/16              1,995,100
    500*  University of Missouri Curators Health Facilities Revenue - University
          of Missouri Health System - Series 1996 A                                   5.600      11/01/26                499,255

          Escrowed to Maturity
          ----------------------------------------------------------------------------------------------------------------------
  5,000   Cape Girardeau County, MO Single Family Mortgage Revenue - Series 1983      0.000      12/01/14              1,846,400
  2,070   Green County, MO Single Family Mortgage Revenue                             0.000      03/01/16                706,677
    650   Missouri State Health and Educational Facilities Authority Revenue -
          SSM Health Care Project - Series 1990 B                                     7.000      06/01/15                763,990

          Health Care
          ----------------------------------------------------------------------------------------------------------------------
    365   Dent County, MO Industrial Development Authority Revenue - Southeast
          Community Treatment Center Project - Series 1992                            8.500      06/01/12                392,342
    750   Farmington, MO Industrial Development Authority Revenue - Southeast
          Community Treatment Center Project - Series 1992                            8.500      06/01/12                806,182
  1,000   Lee's Summit, MO Industrial Development Authority - Health Facilities
          Revenue - John Knox Village - Series 1995                                   6.625      08/15/13              1,023,980
  3,750   Missouri State Health and Educational Facilities Authority Revenue -
          Lutheran Senior Services - Series 1996 A and B                              6.375      02/01/27              3,800,400
  1,265   St. Louis, MO Industrial Development Authority - Refunding Revenue
          Bonds - Friendship Village of West County Project - Series 1996 A and B     5.750      09/01/05              1,258,688
  1,800   St. Louis, MO Industrial Development Authority - Refunding Revenue
          Bonds - Friendship Village of West County Project - Series 1996 A and B     6.250      09/01/10              1,798,146
  4,565   St. Louis County, MO Industrial Development Authority - Health
          Facilities Revenue - Lutheran Health Care Association - Series 1992A        7.375      02/01/14              4,908,973
  2,650   St. Louis County, MO Industrial Development Authority - Health
          Facilities Revenue - Lutheran Health Care Association - Series 1992A        7.625      02/01/22              2,862,768
  2,465   St. Louis County, MO Industrial Development Authority - Health
          Facilities Revenue - Mother of Perpetual Help - Series 1995                 6.250      08/01/28              2,536,559

          Hospitals
          ----------------------------------------------------------------------------------------------------------------------
  1,900   Hannibal, MO Industrial Development Authority - Health Facilities
          Revenue - Hannibal Regional Hospital - Series 1996 A                        5.750      03/01/22              1,929,716
  6,250   Jackson County, MO Industrial Development Authority Health Care
          Revenue - St. Joseph Hospital - Series 1992                                 6.500      07/01/19              6,758,500
  2,000   Jackson County, MO Industrial Development Authority Health Care
          Revenue - St. Joseph Hospital - Series 1992                                 6.500      07/01/12              2,167,800

4                                                                      Missouri

                                    SAR-169

                                                                                                         November 30, 1996
           Statement of Investments in Securities and Net Assets                                               (Unaudited)
=============================================================================================================================
           Municipal Bonds (continued)
  Face
 Amount                                                                                    Face                    Market
  (000)    Description                                                                     Rate    Maturity        Value
 $  250    Joplin, MO Catholic Health Corporation Industrial Development Authority
           Facilities Revenue - St. John's Regional Medical Center                         7.125%   06/01/14  $    258,952
  2,565    Missouri State Health and Educational Facilities Authority Revenue -
           Health Midwest - Series 1992B                                                   6.250    02/15/12     2,717,079
  1,935    Missouri State Health and Educational Facilities Authority Revenue -
           Health Midwest - Series 1992B                                                   6.250    02/15/22     2,059,788
    555    Missouri State Health and Educational Facilities Authority Revenue -
           Heartland Health Systems - Series 1992                                          6.875    11/15/04       594,183
  1,000    Missouri State Health and Educational Facilities Authority Revenue -
           Heartland Health Systems - Series 1992                                          6.350    11/15/17     1,066,780
  2,125    Missouri State Health and Educational Facilities Authority Revenue -
           BJC Health System - Series 1994 A                                               6.750    05/15/12     2,440,052
    650    Missouri State Health and Educational Facilities Authority Revenue -
           BJC Health System - Series 1994 A                                               6.500    05/15/20       682,272
  6,300    Missouri State Health and Educational Facilities Authority Revenue -
           Lester E. Cox Medical Centers - Series 1992 H                                   0.000    09/01/22     1,520,946
  2,650    Missouri State Health and Educational Facilities Authority Revenue -
           Lester E. Cox Medical Centers - Series 1992 H                                   0.000    09/01/17       843,866
  5,690    Missouri State Health and Educational Facilities Authority Revenue -
           Lester E. Cox Medical Centers - Series 1992 H                                   0.000    09/01/21     1,452,259
    200    Missouri State Health and Educational Facilities Authority Revenue -
           Heartland Health Systems - Series 1989                                          8.125    10/01/10       224,652
    300    Missouri State Health and Educational Facilities Authority Revenue -
           C.E. Still Osteopathic Hospital                                                 7.625    02/01/08       300,597
    450    Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical
           and Environmental Control Facilities Financing Authority Revenue -
           Doctor Pila Hospital - Series 1995                                              5.875    08/01/12       471,186

           Housing/Multifamily
           ------------------------------------------------------------------------------------------------------------------
  2,000    Missouri State Economic Development Export and Infrastructure Board -
           Multifamily Housing Revenue - Quality Hill                                      7.500    09/15/21     2,130,540
    885    Missouri Housing Development Commission - Multifamily Housing Revenue -
           Primm Place Apartments - Series 1995 A and B                                    6.250    12/01/17       898,434
  2,000    St. Louis County, MO Housing Authority Revenue - Multifamily -
           Kensington Square - Series 1995                                                 6.650    03/01/20     2,099,820
    500    St. Louis County, MO Industrial Development Authority - Multifamily Housing
           Revenue - Series 1989                                                           7.500    09/20/19       524,495
  9,105    St. Louis County, MO Industrial Development Authority Revenue -
           Multifamily Housing - GNMA Mortgage-Backed Securities - Covington Manor
           Apartments - Series 1996 A                                                      6.875    08/20/36     9,476,939
  1,890    St. Louis, MO Land Clearance Redevelopment Authority - Multifamily Mortgage
           Revenue - St. Louis Place Apartments - Series 1993                              6.250    08/01/27     1,935,814

Missouri                                                                       5

                                    SAR-170

                                                                                                       November 30, 1996
           Statement of Investments in Securities and Net Assets                                             (Unaudited)
==========================================================================================================================
           Municipal Bonds (continued)
    Face
   Amount                                                                                   Face                 Market
    (000)  Description                                                                      Rate    Maturity     Value
           Housing/Single Family
           ---------------------------------------------------------------------------------------------------------------
  $ 2,950  Greene County, MO Collateralized Single Family Mortgage Revenue - Series 1996   6.300%   12/01/22  $  3,049,946
      160  Missouri State Housing Development Commission Revenue - Single Family -
           Series 1990 A                                                                   7.625    02/01/22       167,394
    2,500  Missouri Housing Development Commission - Single Family Mortgage Revenue -
           Series 1995 B and 1996 B                                                        6.375    09/01/20     2,573,725
    2,000  Missouri Housing Development Commission - Single Family Mortgage Revenue -
           Series 1995 B and 1996 B                                                        6.450    09/01/27     2,062,300
    1,060  Missouri State Housing Development Commission Revenue - Single Family -
           Series 1990 B                                                                   7.750    06/01/22     1,116,519
    1,655  Missouri State Housing Development Commission Revenue - Single Family -
           Series 1991 A                                                                   7.375    08/01/23     1,754,118
      525  Missouri State Housing Development Commission Revenue - Single Family -
           Series 1994 A                                                                   6.700    12/01/07       546,494
    2,340  Missouri State Housing Development Commission Revenue - Single Family -
           Series 1994 A                                                                   7.125    12/01/14     2,444,598
    1,035  Missouri State Housing Development Commission Revenue - Single Family -
           Series 1994 A                                                                   7.200    12/01/17     1,083,034

           Industrial Development and Pollution Control
           ---------------------------------------------------------------------------------------------------------------
      500  Jefferson, MO Industrial Development Revenue - Scholastic Incorporated -
           Series 1992                                                                     7.200    04/01/03       509,920
    2,225  Missouri State Industrial Development Revenue - Drury Inn                       8.250    12/01/12     2,365,976
    1,000  Missouri State Environmental and Energy Resource Authority Revenue -
           American Cyanamid - Series 1994                                                 5.800    09/01/09     1,076,160
    1,500  Missouri State Environmental Improvement and Energy Resource Authority -
           Union Electric Company Project                                                  7.400    05/01/20     1,638,690
    2,000  Puerto Rico Ports Authority - Special Facilities Revenue - American Airlines,
           Incorporated Project - Series 1996 A                                            6.250    06/01/26     2,049,460

           Municipal Appropriation Obligations
           ---------------------------------------------------------------------------------------------------------------
    2,285  Branson, MO Public Building Corporation - Leasehold Revenue -
           City Hall and Fire Station - Series 1995                                        6.250    11/01/12     2,278,465
    1,500  Clay County, MO Public Building Authority and Improvement Revenue -
           Paradise Pointe Golf Course Project - Series 1992                               7.625    05/15/14     1,649,955
    1,435  Excelsior Springs, MO Facilities Authority - Leasehold Revenue - Series 1994    6.250    12/15/14     1,520,641
    2,000  Jackson County, MO Public Facilities Authority Leasehold Revenue - Series 1994  6.125    12/01/15     2,103,840
    1,200  Kansas City, MO Land Clearance For Redevelopment Authority Revenue -
           Municipal Auditorium and Muehlebach Hotel Redevelopment - Series 1995 A         5.900    12/01/18     1,253,256
      645  Kansas City, MO Municipal Assistance Corporation - Leasehold Improvement
           Revenue - Truman Medical Center Charitable Foundation Project - Series 1991 A   7.000    11/01/09       681,468
      695  Kansas City, MO Municipal Assistance Corporation - Leasehold Improvement
           Revenue - Truman Medical Center Charitable Foundation Project - Series 1991 A   7.000    11/01/10       732,926
    1,020  Lake St. Louis, MO Certificates of Participation - Public Facilities  Revenue -
           Municipal Golf Course                                                           6.900    12/01/05     1,077,344
    2,720  Lake St. Louis, MO Certificates of Participation - Public Facilities Revenue -
           Municipal Golf Course                                                           7.550    12/01/14     2,920,056

6                                                                       Missouri

                                    SAR-171


          Statement of Investments in Securities and Net Assets                                                November 30, 1996
                                                                                                                     (Unaudited)
================================================================================================================================
          Municipal Bonds (continued)
  Face
 Amount                                                                                Face
  (000)   Description                                                                  Rate      Maturity           Market Value

$   250   Missouri School Board Association Lease Participation - Valley Park         7.375%     03/01/10             $  259,648
  1,500   Missouri School Boards Association - Insured Lease Participation
          Certificates - Fox C-6 School District, Jefferson County, Missouri
          Project - Series 1996                                                       5.625      03/01/11              1,545,240
  1,120   Missouri State Psychiatric Rehabilitation Center - Certificates of
          Participation - Series 1995 A                                               6.000      11/01/15              1,143,184
  1,000   St. Louis County, MO Regional Convention and Sports Complex Authority -
          Series 1993 B                                                               5.500      08/15/13                980,640
  1,150   St. Louis County, MO Regional Convention and Sports Complex Authority -
          Series 1993 B                                                               5.750      08/15/21              1,145,377
  1,410   St. Louis, MO Land Clearance Redevelopment Authority Revenue -
          Station East Redevelopment Project - Series 1990                            7.750      07/01/21              1,479,358
  1,000   St. Louis, MO Regional Convention and Sports Complex Authority - Series C   7.900      08/15/21              1,107,980

          Municipal Revenue/Other
          ----------------------------------------------------------------------------------------------------------------------
    650   St. Louis County, MO Industrial Development Revenue Authority - Kiel
          Center Multipurpose Arena - Series 1992                                     7.625      12/01/09                695,402
  1,000   St. Louis County, MO Industrial Development Revenue Authority - Kiel
          Center Multipurpose Arena - Series 1992                                     7.750      12/01/13              1,073,410
    500   St. Louis County, MO Industrial Development Revenue Authority - Kiel
          Center Multipurpose Arena - Series 1992                                     7.875      12/01/24                539,765
  3,975   St. Louis, MO Parking Revenue - Series 1992                                 6.625      12/15/21              4,180,706

          Municipal Revenue/Transportation
          ----------------------------------------------------------------------------------------------------------------------
  4,000   Kansas City, MO Airport Revenue - Series 1994 B                             6.875      09/01/14              4,556,720

          Municipal Revenue/Utility
          ----------------------------------------------------------------------------------------------------------------------
  2,025   Higginsville, MO Electric System Revenue - Series 1994 A                    6.750      06/01/16              2,276,384
  4,380   Commonwealth of Puerto Rico Electric Power Authority - Series 1995 X        5.500      07/01/25              4,250,878
  2,000   Sikeston, MO Electric Revenue - Series 1992                                 6.200      06/01/10              2,225,280
  6,000   Sikeston, MO Electric System Revenue - Series 1996                          6.000      06/01/16              6,552,900
  1,000   Sikeston, MO Electric System Revenue - Series 1996                          6.000      06/01/13              1,086,750
    750   Sikeston, MO Electric System Revenue - Series 1996                          6.000      06/01/14                817,500
  4,300   Sikeston, MO Electric System Revenue - Series 1996                          5.000      06/01/22              4,063,285

          Municipal Revenue/Water & Sewer
          ----------------------------------------------------------------------------------------------------------------------
     50   Callaway County, MO Public Water Supply District Number 1                   8.375      01/01/05                 52,854
     50   Carroll County, MO Public Water Supply District Number 1                    8.000      03/01/09                 53,592
     50   Clay County, MO Public Water Supply District Number 6                       8.200      06/01/01                 50,668
    400   East Central Missouri Water and Sewer System Authority Revenue - St.
          Charles County Public Water Supply District Number 2 - Series 1992          7.000      08/01/08                416,164
     50   Hamilton, MO Waterworks Revenue                                             7.750      07/01/14                 53,680
  1,150   Missouri State Environmental Improvement and Energy Resource
          Authority - Water Facility Revenue - St. Louis Water                        6.900      02/01/21              1,205,338
    750   Missouri State Environmental Improvement and Energy Resource Authority
          - Water Pollution Control Revenue                                           7.000      10/01/10                809,498
  3,600   Missouri State Environmental Improvement and Energy Resource
          Authority - Water Pollution Control Revenue                                 6.875      06/01/14              3,898,548

Missouri                                                                       7

                                    SAR-172

          Statement of Investments in Securities and Net Assets                                                November 30, 1996
                                                                                                                     (Unaudited)
================================================================================================================================
          Municipal Bonds (continued)
  Face
 Amount                                                                                Face                            Market
  (000)   Description                                                                  Rate      Maturity               Value

$ 2,000   Missouri State Environmental Improvement and Energy Resource Authority -
          Water Pollution Control Revenue - State Revolving Fund Program -
          Series 1992A                                                                6.550%     07/01/14             $2,132,280
    600   Missouri State Environmental and Energy Resource Authority Revenue -
          Water Pollution Control - Series 1994 A                                     7.200      07/01/16                681,738
  1,000   Missouri State Environmental Improvement and Energy Resource
          Authority - Water Pollution Control Revenue - Series 1995 B                 6.050      07/01/16              1,046,570
    125   Osceola, MO Sewer System Improvement Revenue                                8.000      11/01/09                134,930
    100   Pike County, MO Public Water Supply District Number 1 - Water Revenue       7.750      07/01/09                105,875
  2,450   St. Charles County, MO Public Water Supply District Number 2 -
          Certificates of Participation - Series 1996 B                               5.600      12/01/17              2,451,715

          Non-State General Obligations
          ----------------------------------------------------------------------------------------------------------------------
  1,025   Excelsior Springs, MO 40 School District Building Corporation - Leasehold
          Revenue - Series 1994                                                       0.000      03/01/14                393,887
  1,000   Jefferson City, MO School District - General Obligation - Series 1991 A     6.700      03/01/11              1,159,490
  1,500   Troy, MO Lincoln County R-III School District - General Obligation -
          Series 1994                                                                 6.100      03/01/14              1,586,445

          Pre-refunded
          ----------------------------------------------------------------------------------------------------------------------
    200   Callaway County, MO Public Water Supply District Number 2                   8.500      03/01/10                206,468
    100   Cass County, MO Public Water Supply District Number 2                       8.000      10/01/10                108,185
     50   Clark County, MO Public Water Supply District Number 1                      8.250      12/01/15                 54,626
     50   Concordia, MO Waterworks and Sewer System Revenue                           8.375      07/01/08                 53,441
     50   Cooper County, MO Nursing Home - General Obligation                         8.375      03/01/08                 51,862
     50   DeKalb County, MO Public Water Supply District Number 001                   8.000      01/01/09                 54,352
     50   Johnson County, MO Public Water Supply District Number 1 Revenue            8.500      05/01/09                 52,378
    200   Johnson County, MO Public Water Supply District Number 2 Revenue            8.500      01/01/09                213,802
  2,500   Kirkwood, MO Industrial Development Authority Health Care System
          Revenue - St. Joseph Hospital - Series 1992                                 6.500      07/01/12              2,788,775
     50   Knox County, MO Public Water Supply District Number 1 - Water System
          Revenue                                                                     8.000      01/01/09                 54,542
     50   Marion County, MO Public Water Supply District Number 1 - Water Revenue     8.250      01/01/12                 54,922
  1,000   Missouri State Economic Development Export and Infrastructure Board -
          Community Water Company - Series 1992                                       7.125      05/01/17              1,122,230
    100   Missouri State Health and Educational Facilities Authority Revenue -
          Bethesda Health Group                                                       7.875      04/01/08                106,124
    100   Missouri State Health and Educational Facilities Authority Revenue -
          Lake of the Ozarks Hospital                                                 8.000      02/15/11                109,853
    500   Phelps County, MO Hospital Revenue - Phelps County Regional Medical
          Center                                                                      8.200      03/01/05                569,080
  1,250   Phelps County, MO Hospital Revenue - Phelps County Regional Medical Center  8.300      03/01/20              1,426,425
  1,230   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
          Series 1992 T                                                               6.625      07/01/18              1,388,818
  1,000   St. Charles, MO School District - General Obligation - Series 1994          6.500      02/01/14              1,125,650
  1,000   St. Louis County, MO Regional Convention and Sports Complex Authority -
          Series B                                                                    7.000      08/15/11              1,142,720
    950   St. Louis, MO Municipal Finance Corporation - Leasehold Revenue
          Improvement - Series 1992                                                   6.250      02/15/12              1,049,959
    445   St. Louis, MO School District - General Obligation - Series 1991            6.750      04/01/11                499,174
     50   Vandalia, MO Water and Sewer System Revenue                                 7.625      04/01/06                 55,864
     50   Vandalia, MO Water and Sewer System Revenue                                 7.625      04/01/07                 55,861

8                                                                       Missouri

                                    SAR-173

          Statement of Investments in Securities and Net Assets                                                November 30, 1996
                                                                                                                     (Unaudited)
================================================================================================================================
          Municipal Bonds (continued)
  Face
 Amount                                                                                Face
  (000)   Description                                                                  Rate      Maturity           Market
                                                                                                                     Value

          Special Tax Revenue
          ----------------------------------------------------------------------------------------------------------------------
$ 1,095   Branson, MO Tax Increment Allocation - Branson Meadows Project -
          Series 1995                                                                 6.700%     11/01/07             $1,110,155
  1,245   Branson, MO Tax Increment Allocation - Branson Meadows Project -
          Series 1995                                                                 6.950      11/01/09              1,277,283
  1,500   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
          - Series V                                                                  6.625      07/01/12              1,626,165
  1,400   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
          - Series 1996 Y and Z                                                       5.500      07/01/36              1,366,848
  9,000   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
          - Series 1996 Y and Z                                                       5.000      07/01/36              8,183,160
  1,400   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue
          - Series 1993 W                                                             5.500      07/01/15              1,446,214

          State/Territorial General Obligations
          ----------------------------------------------------------------------------------------------------------------------
  5,000   Missouri State Fourth State Building General Obligation - Missouri
          State Water Pollution Control General Obligation - Series 1996 A            5.500      08/01/21              5,070,750
  2,400   Commonwealth of Puerto Rico Public Improvement - General Obligation -
          Series 1993                                                                 5.000      07/01/21              2,188,008
  2,500   Commonwealth of Puerto Rico - General Obligation - Series 1994              6.450      07/01/17              2,688,175
  3,350   Commonwealth of Puerto Rico - General Obligation - Series 1994              6.500      07/01/23              3,616,828
  1,800   Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue -
          Series 1995                                                                 5.000      07/01/19              1,668,960
  4,500   Commonwealth of Puerto Rico Public Building Authority Guaranteed
          Public Education and Health Facilities - Series 1993 L                      5.500      07/01/21              4,505,805

          Student Loan Revenue Bonds
          ----------------------------------------------------------------------------------------------------------------------
  1,000   Missouri Higher Education Loan Authority - Student Loan Subordinate
          Lien Revenue - Series 1992                                                  6.500      02/15/06              1,043,060
  4,190   Missouri State Higher Education Loan Authority - Student Loan Revenue -
          Series 1994 F                                                               6.750      02/15/09              4,403,355

          Total Investments in Securities - Municipal Bonds (cost $208,277,875) - 98.9%                              220,602,604

          Excess of Other Assets over Liabilities - 1.1%                                                               2,480,880

          Total Net Assets - 100.0%                                                                                 $223,083,484

*Securities purchased on a "when-issued" basis.
See notes to financial statements.
Missouri                                                                       9

                                    SAR-174


[LOGO OF SHIP ART]
Statement of Assets and Liabilities               November 30, 1996  (Unaudited)
================================================================================
ASSETS:
  Investments, at market value (cost $208,277,875)                  $220,602,604
  Cash                                                                   565,489
  Receivable for investments sold                                        837,607
  Receivable for Fund shares sold                                        133,350
  Interest receivable                                                  4,623,783
  Other                                                                    8,068
    Total assets                                                     226,770,901
LIABILITIES:
  Payable for investments purchased                                    2,475,410
  Payable for Fund shares reacquired                                      84,484
  Distributions payable                                                  936,168
  Accrued expenses                                                       191,355
    Total liabilities                                                  3,687,417
NET ASSETS                                                           223,083,484
  Class A:
  Applicable to 19,826,875 shares of beneficial
   interest issued and outstanding                                  $216,064,052
  Net asset value per share                                         $      10.90
  Class C:
  Applicable to 644,571 shares of beneficial
   interest issued and outstanding                                  $  7,019,432
  Net asset value per share                                         $      10.89


[LOGO OF SHIP ART]                    For the six months ended November 30, 1996
Statement of Operations                                              (Unaudited)
================================================================================
INVESTMENT INCOME - INTEREST                                         $ 6,770,498
EXPENSES:
  Distribution fees - Class A (Note E)                                   427,775
  Distribution fees - Class C (Note E)                                    30,956
  Investment advisory fees (Note E)                                      551,105
  Custodian's fees                                                        65,647
  Transfer agent's fees                                                   85,680
  Registration fees                                                        8,236
  Legal fees                                                               1,830
  Audit fees                                                               7,872
  Trustees' fees                                                           3,660
  Shareholder services fees (Note E)                                      11,895
  Other                                                                    3,788
  Advisory fees waived (Note E)                                         (165,397)
    Total expenses before credits                                      1,033,047
  Custodian fee credit (Note B)                                          (11,297)
Net expenses                                                           1,021,750
Net investment income                                                  5,748,748
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net relized gain (loss) on security transactions                     1,429,711
  Change in unrealized appreciation (depreciation) of investments      6,711,956
Net gain on investments                                                8,141,667
Net increase in net assets resulting from operations                 $13,890,415

See notes to financial statements.

10                                                                      Missouri



                                    SAR-175


[LOGO OF SHIP ART]
Statements of Changes in Net Assets
========================================================================================================================
                                                                                  Six Months Ended         Year Ended
INCREASE (DECREASE) IN NET ASSETS                                                 November 30, 1996       May 31, 1996
Operations:                                                                          (Unaudited)
  Net investment income                                                              $  5,748,748         $ 11,710,027
  Net realized gain (loss) on security transactions                                     1,429,711            1,089,042
  Change in unrealized appreciation (depreciation) of investments                       6,711,956           (5,482,503)
Net increase in net assets resulting from operations                                   13,890,415            7,316,566
Distributions to Class A shareholders:
  From net investment income                                                           (5,637,308)         (11,560,299)
Distributions to Class C shareholders:
  From net investment income                                                             (153,602)            (246,972)
Net decrease in net assets from distributions to shareholders                          (5,790,910)         (11,807,271)
Fund share transactions (Note C):
  Proceeds from shares sold                                                             8,407,496           31,869,368
  Net asset value of shares issued in reinvestment of distributions                     3,233,000            6,602,041
  Cost of shares reacquired                                                           (15,592,978)         (24,122,187)
Net (decrease) increase in net assets from Fund share transactions                     (3,952,482)          14,349,222
Total increase in net assets                                                            4,147,023            9,858,517
NET ASSETS:
  Beginning of period                                                                 218,936,461          209,077,944
  End of period                                                                      $223,083,484         $218,936,461
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                    $213,955,533         $217,908,015
  Overdistributed net investment income                                                   (42,162)
  Accumulated net realized gain (loss) on security transactions                        (3,154,616)          (4,584,327)
  Unrealized appreciation (depreciation) of investments                                12,324,729            5,612,773
                                                                                     $223,083,484         $218,936,461

See notes to financial statements.

Missouri                                                                      11


                                    SAR-176

[logo of ship art]  Notes to Financial Statements
================================================================================

  A. DESCRIPTION OF BUSINESS
     The Flagship Missouri Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on August 3, 1987. On February 2, 1994, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

  B. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund.
     Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ. Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
       The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
     Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
       Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
     Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
     Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

12                                                                      Missouri

                                    SAR-177

Notes to Financial Statements
================================================================================

     Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

       The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

     Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were $2,462,760 "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

  C. FUND SHARES
     At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                             Six Months Ended                 Year Ended
                                             November 30, 1996               May 31, 1996
                                                (Unaudited)
                                        ---------------------------   ---------------------------
                                            Shares        Amount        Shares           Amount
      CLASS A:
      Shares sold                          710,810   $  7,556,510       2,711,275   $ 29,055,443
      Shares issued on reinvestment        294,260      3,124,254         601,080      6,446,529
      Shares reacquired                 (1,423,117)   (15,191,299)     (2,194,192)   (23,512,867)
      Net (decrease) increase             (418,047)  $ (4,510,535)      1,118,163   $ 11,989,105

      CLASS C:
      Shares sold                           79,842   $    850,986         262,545   $  2,813,925
      Shares issued on reinvestment         10,247        108,746          14,502        155,512
      Shares reacquired                    (37,885)      (401,679)        (56,931)      (609,320)
      Net increase                          52,204   $    558,053         220,116   $  2,360,117

  D. PURCHASES AND SALES OF MUNICIPAL BONDS
     Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $46,802,081 and $51,324,594, respectively. At November 30, 1996, cost for federal income tax purposes is $208,224,361 and net unrealized appreciation aggregated $12,378,243, of which $12,427,928 related to appreciated securities and $49,685 related to depreciated securities.

       At November 30, 1996, the Fund has available a capital loss carryforward of approximately $3,154,600 to offset future net capital gains through May 31, 20 03.


Missouri                                                                    13

                                    SAR-178

  Notes to Financial Statements
================================================================================

  E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

     Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $165,397 of its advisory fees. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $63,814. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

       The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $70,683 and $5,337 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

       In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $253,700 for the six months ended November 30, 1996, of which approximately $219,500 was paid to other dealers. For the six months ended November 30, 1996, the Distributor received approximately $2,000 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

  F. LINE OF CREDIT

     The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $10 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended
     November 30, 1996 was approximately $100,500, at a weighted average annualized interest rate of 6.44%. At November 30, 1996, the Fund had no borrowings outstanding under the line of credit.

  G. SUBSEQUENT EVENT

     On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.

14                                                                      Missouri

                                    SAR-179

[Ship art logo]
Financial Highlights                                                                     Selected data for each share of beneficial
                                                                                         interest outstanding throughout the period.
====================================================================================================================================
                                                 Six Months Ended        Year Ended      Year Ended      Year Ended      Year Ended
                                                November 30, 1996       May 31, 1996    May 31, 1995    May 31, 1994    May 31, 1993
CLASS A                                            (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.51                $10.72          $10.50           $10.87         $10.32
Income from investment operations:
  Net investment income                                0.28                  0.58            0.60             0.61           0.64
  Net realized and unrealized gain
  (loss) on securities                                 0.39                 (0.21)           0.22            (0.34)          0.60
Total from investment operations                       0.67                  0.37            0.82             0.27           1.24
Less distributions:
  From net investment income                          (0.28)                (0.58)          (0.60)           (0.61)         (0.63)
  From net realized capital gains                                                                            (0.02)         (0.06)
  In excess of net realized capital gains                                                                    (0.01)
Total distributions                                   (0.28)                (0.58)          (0.60)           (0.64)         (0.69)
Net asset value, end of period                        10.90                 10.51           10.72            10.50          10.87
Total return/(a)/                                    12.94%                 3.51%           8.19%            2.42%         12.54%
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and reimbursements:
        Expenses/(b)/                                 0.92%                 0.80%           0.67%            0.62%          0.55%
        Net investment income                          5.22%                 5.37%           5.78%            5.52%          5.99%
  Assuming credits and no waivers or reimbursements:
        Expenses                                       1.06%                 1.05%           1.08%            1.06%          1.11%
        Net investment income                          5.08%                 5.12%           5.37%            5.08%          5.43%
Net assets at end of period (000's)                $216,064              $212,717        $205,089         $187,347       $144,775
Portfolio turnover rate                               21.47%                37.66%          40.08%           34.30%         33.26%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.91% and 0.78%, respectively; prior period numbers have not been restated to reflect these credits.

Missouri                                                                      15
                                    SAR-180

                                                                                      Selected data for each share of beneficial
[Logo of Ship art] Financial Highlights                                              interest outstanding throughout the period.
===================================================================================================================================

                                                     Six Months Ended         Year Ended      Year Ended        Period From
                                                     November 30, 1996       May 31, 1996    May 31, 1995    February 2, 1994 to
CLASS C                                                 (Unaudited)                                             May 31, 1994
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.50                  $10.72         $10.50            $11.33
Income from investment operations:
  Net investment income                                   0.25                    0.51           0.53              0.02
  Net realized and unrealized gain
  (loss) on securities                                    0.39                   (0.21)          0.23             (0.83)
Total from investment operations                          0.64                    0.30           0.76             (0.81)
Less distributions:
  From net investment income                             (0.25)                  (0.52)         (0.54)            (0.02)
Total distributions                                      (0.25)                  (0.52)         (0.54)            (0.02)
Net asset value, end of period                          $10.89                  $10.50         $10.72            $10.50
Total return/(a)/                                        12.36%                   2.84%          7.60%           (17.62%)
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
        Expenses/(b)/                                     1.47%                   1.35%          1.20%             1.15%
        Net investment income                             4.66%                   4.79%          5.19%             4.44%
  Assuming credits and no waivers
  or reimbursements:
        Expenses                                          1.61%                   1.60%          1.63%             1.61%
        Net investment income                             4.52%                   4.54%          4.76%             3.98%
Net assets at end of period (000's)                      $7,019                  $6,220         $3,989            $1,877
Portfolio turnover rate                                  21.47%                  37.66%         40.08%            34.30%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.

(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.46% and 1.33%, respectively; prior period numbers have not been restated to reflect these credits.

16                                                                      Missouri


                                    SAR-181

[LOGO OF SHIP ART]                                             November 30, 1996
Statement of Investments in Securities and Net Assets                (Unaudited)
================================================================================

         Municipal Bonds
  Face
Amount                                                                                   Face                       Market
 (000)   Description                                                                     Rate      Maturity         Value
         Education
         --------------------------------------------------------------------------------------------------------------------
$2,050   Miami University Ohio State University Revenue - Series 1989                   6.900%     12/01/04       $2,207,092
 2,025   Ohio State Higher Educational Facilities Commission Revenue -
         University of Dayton - Series 1992                                             6.600      12/01/17        2,271,321
 2,545   Ohio State Higher Educational Facilities Commission Revenue -
         Case Western Reserve - Series 1988                                             7.625      10/01/08        2,661,383
   750   Ohio State Higher Educational Facilities Commission Revenue -
         Case Western Reserve University - Series 1990                                  6.500      10/01/20          865,350
 1,870   Ohio State Higher Educational Facilities Commission Revenue -
         Case Western Reserve University - Series 1990                                  7.125      10/01/14        2,066,387
 4,000   University of Puerto Rico System Revenue - Series 1995 N                       0.000      06/01/09        2,162,240
 1,230   Youngstown, OH State University General Receipts - Series 1994 A               6.000      12/15/16        1,296,363

         Escrowed to Maturity
         --------------------------------------------------------------------------------------------------------------------
 4,630   Ohio State Water Development Authority Revenue - Pure Water and Improvement -
         Series 1990 I                                                                  6.000      12/01/16        4,844,323

         Health Care
         --------------------------------------------------------------------------------------------------------------------
 4,030   Cuyahoga County, OH Health Care Facilities Revenue - Altenheim Nursing Home    9.280      06/01/15        4,416,799
 3,120   Franklin County, OH Health Care Facilities Revenue - Heinzerling Foundation -
         Series 1995                                                                    6.200      11/01/20        3,141,965
 2,825   Warren County, OH Hospital Facility Improvement Revenue - Otterbein Home
         Project                                                                        7.200      07/01/11        3,070,888

         Hospitals
         --------------------------------------------------------------------------------------------------------------------
   500   Athens County, OH Community Mental Health Hospital - West Center - Series I    6.900      06/01/10          531,310
 3,000   Barberton, OH Hospital Facilities - Barberton Citizens Hospital - Series 1992  7.250      01/01/12        3,247,770
   500   Cambridge, OH Hospital Improvement Revenue - Guernsey Memorial Hospital        8.000      12/01/06          541,950
 1,000   Cambridge, OH Hospital Improvement Revenue - Guernsey Memorial Hospital        8.000      12/01/11        1,076,320
 3,000   Cuyahoga County, OH Hospital Facilities Revenue - Fairview General Hospital -
         Series 1994                                                                    5.500      08/15/14        3,022,170
   250   Cuyahoga County, OH Hospital Revenue - Meridia Health System - Series 1995     6.250      08/15/14          259,462
 5,500   Cuyahoga County, OH Hospital Revenue - Meridia Health System - Series 1995     6.250      08/15/24        5,663,845
 7,000   Cuyahoga County, OH Hospital Facilities Revenue - Cleveland Clinic
         Foundation - 1988 A                                                            8.000      12/01/15        7,300,510
 3,000   Cuyahoga County, OH Hospital Facilities Revenue - Meridia Health System        7.250      08/15/19        3,261,840
 2,000   Cuyahoga County, OH Industrial Development Revenue - University Health
         Care Center - Series 1991                                                      7.300      08/01/11        2,206,020
 2,010   Erie County, OH Hospital Improvement Revenue - Firelands Community Hospital -
         Series 1992                                                                    6.750      01/01/08        2,146,881
 2,000   Fairfield County, OH Hospital Improvement Revenue - Lancaster and
         Fairfield Hospitals                                                            5.375      06/15/12        2,001,980
 4,775   Franklin County, OH Hospital Refunding and Improvement Revenue -
         The Children's Hospital Project - Series 1996 A                                5.875      11/01/25        4,830,390
 1,350   Franklin County, OH Hospital Facilities Refunding Revenue -
         Riverside United Methodist Hospital                                            7.250      05/15/20        1,489,036
 1,500   Franklin County, OH Hospital Revenue - Holy Cross Hospital                     7.625      06/01/09        1,674,045

4                                                                           Ohio

                                                                                                                November 30, 1996
         Statement of Investments in Securities and Net Assets                                                        (Unaudited)
====================================================================================================================================
         Municipal Bonds (continued)
  Face
Amount                                                                                       Face                       Market
 (000)   Description                                                                         Rate      Maturity         Value
$3,500   Garfield Heights, OH Hospital and Improvement Revenue - Marymont Hospital -
         Series 1992 A                                                                      6.700%     11/15/15       $3,725,995
 3,000   Hamilton County, OH Hospital Facilities Revenue - Bethesda Hospital -
         Series 1992A                                                                       6.250      01/01/12        3,105,540
 1,720   Hamilton County, OH Health System Revenue - Providence Hospital - Series 1992      6.875      07/01/15        1,787,200
 2,325   Hancock County, OH Hospital Revenue - Blanchard Valley Hospital                    7.625      11/15/14        2,491,377
 7,890   Lorain, OH Hospital Facilities Revenue - EMH Regional Medical Center -
         Series 1995                                                                        5.375      11/01/21        7,777,725
 1,000   Lucas County, OH Hospital Improvement Revenue - St. Vincent Medical Center -
         Series A                                                                           6.750      08/15/20        1,091,180
 3,000   Lucas County, OH Hospital Improvement Revenue - St. Vincent Medical Center -
         Series 1992                                                                        6.500      08/15/12        3,305,550
 2,750   Mahoning County, OH Hospital Facilities Improvement Revenue - YHA Project          7.000      10/15/14        3,028,905
   500   Mansfield, OH Hospital Improvement Revenue - Mansfield General Hospital            6.700      12/01/09          551,595
 1,250   Maumee, Ohio Hospital Facilities Revenue - St. Luke's Hospital - Series 1994       5.800      12/01/14        1,271,825
 4,405   Miami County, OH Hospital Facilities Revenue - Upper Valley Medical Center -
         Series 1996 A, B and C                                                             6.250      05/15/16        4,429,888
 4,205   Miami County, OH Hospital Facilities Revenue - Upper Valley Medical Center -
         Series 1996 A, B and C                                                             6.250      05/15/13        4,228,758
 4,000   Middleburg Heights, OH Hospital Revenue - Southwest General Health Center -
         Series 1995                                                                        5.625      08/15/15        4,016,720
 2,000   Middleburg Heights, OH Hospital Revenue - Southwest General Health Center -
         Series 1995                                                                        5.750      08/15/21        2,035,940
 7,000   Montgomery County, OH Hospital Facilities Revenue - Kettering Medical Center -
         Series 1996                                                                        6.250      04/01/20        7,878,920
 2,500   Montgomery County, OH Hospital Revenue - Sisters of Charity Health Care Systems -
         Series 1992A                                                                       6.250      05/15/08        2,694,575
 1,725   Shelby County, OH Hospital Facilities and Improvement Revenue -
         Wilson Memorial Hospital                                                           7.700      09/01/18        1,870,935
 1,750   Trumbull County, OH Hospital Revenue - Trumbull Memorial Hospital - Series B       6.900      11/15/12        1,957,935
 1,500   Washington County, OH Hospital Facilities Revenue - Marietta Area Health
         Care Project                                                                       7.375      09/01/12        1,603,635

         Housing/Multifamily
         -----------------------------------------------------------------------------------------------------------------------
 2,500   Fairlawn, OH Health Care Facilities Revenue - The Village at St. Edward            8.750      10/01/19        2,684,875
 1,000   Ohio Capital Corporation for Housing - Multifamily Revenue                         7.500      11/01/11        1,061,760
 3,000   Ohio Capital Corporation for Housing - Multifamily Revenue                         7.600      11/01/23        3,187,920

         Housing/Single Family
         -----------------------------------------------------------------------------------------------------------------------
 1,990   Ohio Housing Finance Agency - Residential Mortgage Revenue - Series 1994 A-2       6.100      09/01/14        2,042,735
 5,255   Ohio Housing Finance Agency - Residential Mortgage Revenue - Series 1994 B-1       6.375      09/01/14        5,465,200

         Industrial Development and Pollution Control
         -----------------------------------------------------------------------------------------------------------------------
 2,125   Ashtabula County, OH Industrial Development Revenue - Ashland Oil - Series A       6.900      05/01/10        2,262,445
 7,000   Ohio State Air Quality Development Authority Revenue - Columbus Southern
         Power Company - Series 1985 B                                                      6.250      12/01/20        7,137,130
 4,900   Ohio State Air Quality Development Authority Revenue - Ohio Power Company -
         Series B                                                                           7.400      08/01/09        5,163,473


Ohio                                                                                                                             5


                                    SAR-228


                                                                                                                  November 30, 1996
          Statement of Investments in Securities and Net Assets                                                         (Unaudited)
====================================================================================================================================
          Municipal Bonds (continued)
   Face
 Amount                                                                                         Face                       Market
  (000)   Description                                                                           Rate      Maturity          Value
$ 1,000   Ohio State Air Quality Development Authority - Ashland Oil, Inc. - Series 1992       6.850%     04/01/10       $ 1,044,700
 15,000   Ohio State Air Quality Development Authority Revenue - Dayton Power and Light
          Company - Series 1995                                                                6.100      09/01/30        15,466,200
  1,000   Ohio State Water Development Authority Revenue - Cincinnati Gas - Series 1994 A      5.450      01/01/24           998,540
  7,050   Ohio State Water Development Authority Pollution Control Revenue -
          Ohio Edison Company                                                                  7.625      07/01/23         7,429,572
  1,000   Summit County, OH Industrial Development Authority Revenue -
          Century Products Inc.                                                                7.750      11/01/05         1,039,220
  1,650   Toledo-Lucas County, OH Port Authority Revenue - Cargill - Series 1992               7.250      03/01/22         1,839,321

          Municipal Appropriation Obligations
          --------------------------------------------------------------------------------------------------------------------------
  1,500   Ohio State Building Authority - Correctional Facilities - Series B                   7.125      09/01/09         1,533,585
  1,500   Ohio State Building Authority Facilities - Juvenile Correction Building Fund -
          Series 1994 A                                                                        6.600      10/01/14         1,671,210
  1,100   Ohio State Department of Transportation - Certificates of Participation -
          Panhandle Rail Line                                                                  6.500      04/15/12         1,209,087
  1,900   Ohio State Public Facilities Commission Higher Education - Capital Facilities
          Revenue - Series 1989 A                                                              7.250      05/01/04         2,062,279

          Municipal Revenue/Transportation
          --------------------------------------------------------------------------------------------------------------------------
  9,500   Ohio State Turnpike Commission Revenue - Series 1996 A                               5.500      02/15/26         9,430,840

          Municipal Revenue/Utility
          --------------------------------------------------------------------------------------------------------------------------
  6,800   Cleveland, OH Public Power System Improvement Revenue - Series 1994 A                7.000      11/15/24         7,863,452
  2,250   Cleveland, OH Public Power System Improvement Revenue - Series 1994 A                0.000      11/15/12           974,318
  1,535   Cleveland, OH Public Power System Improvement Revenue - Series 1994 A                0.000      11/15/13           625,866
 10,685   Cleveland, OH Public Power System First Mortgage Revenue - Series 1994               7.000      11/15/17        12,006,628
  1,900   Cleveland, OH Public Power System First Mortgage Revenue - Series 1994               7.000      11/15/17         2,135,011
  1,000   Hamilton, OH Gas System Revenue - Series 1993 A                                      5.000      10/15/18           940,400
 13,520   Ohio Municipal Electric Generation Agency - Joint Venture 5 -
          Beneficial Interest Certificates - Belleville Hydroelectric Project - Series 1993    5.375      02/15/24        13,244,327
  1,545   Commonwealth of Puerto Rico Electric Power Authority - Series O                      0.000      07/01/17           482,318

          Municipal Revenue/Water & Sewer
          --------------------------------------------------------------------------------------------------------------------------
  2,000   Butler County, OH Sewer System Revenue - Butler County Sewer District -
          Series 1996                                                                          5.250      12/01/21         1,956,420
  2,000   Clermont County, OH Sewer System Revenue - Series 1993                               5.200      12/01/21         1,942,800
 11,000   Cleveland, OH Waterworks Revenue - First Mortgage - Series 1993 G                    5.500      01/01/21        11,281,600
  4,000   Cleveland, OH Waterworks Improvement and Refunding First Mortgage Revenue -
          Series 1996 H                                                                        5.750      01/01/26         4,085,320
  1,200   Greenville, OH Wastewater System Mortgage Revenue - Darke County -
          Series 1992                                                                          6.350      12/01/17         1,294,488
  1,000   Hamilton, OH Waterworks Revenue - Series A                                           6.400      10/15/10         1,079,650
    775   Hubbard, OH - Sewer System Mortgage Revenue                                          8.800      11/15/17           831,536
    795   Huber Heights, OH Water System Revenue - Series 1995                                 0.000      12/01/19           227,720
  1,000   Mahoning Valley, OH Sanitary District - Series 1991                                  7.800      12/15/11         1,105,970
  1,375   Mahoning Valley, OH Sanitary District - Series 1991                                  7.900      12/15/14         1,519,004
  1,000   Mahoning Valley, OH Sanitary District - Series 1991                                  7.900      12/15/15         1,104,730

6                                                                                                                               Ohio

                                    SAR-229

                                                                                                                  November 30, 1996
         Statement of Investments in Securities and Net Assets                                                          (Unaudited)
====================================================================================================================================
         Municipal Bonds (continued)
  Face
Amount                                                                                         Face                       Market
 (000)   Description                                                                           Rate      Maturity         Value
$1,000   Mt. Gilead, OH Water System Revenue - Series 1992                                    7.200%     12/01/17       $1,085,920
   190   Ohio State Water Development Authority Revenue - Pure Water and Improvement -
         Series 1985                                                                          9.375      12/01/18          198,392
   780   Orrville, OH Sewer Improvement Mortgage Revenue - Series 1994                        6.000      12/01/11          827,572
   500   Orrville, OH Sewer Improvement Mortgage Revenue - Series 1994                        6.125      12/01/18          529,325
 1,000   Ottawa County, OH Special Assessment - Portage-Catawba Island Sewer Project          7.000      09/01/11        1,120,220
   750   Toledo, OH Sewerage System Mortgage Revenue - Series 1994                            6.350      11/15/17          814,050
   500   Toledo, OH Water System Mortgage Revenue - Series 1994                               6.450      11/15/24          547,295
   750   Warren County, OH Waterworks System Revenue - Series 1992                            6.600      12/01/16          837,668

         Non-State General Obligations
         --------------------------------------------------------------------------------------------------------------------------
 4,000   Adams County, OH Valley School District - General Obligation - Series 1995           7.000      12/01/15        4,851,720
 5,635   Adams County, OH Valley School District - General Obligation - Series 1995           5.250      12/01/21        5,512,213
 2,000*  Akron, OH General Obligation - Various Purpose Improvement - Series 1996-2           5.375      12/01/17        1,969,080
   600   Anthony Wayne, OH Local School District - School Facilities Construction -
         General Obligation - Series 1995                                                     0.000      12/01/13          244,062
 1,880   Avon Lake, OH City School District - General Obligation - Library Improvement -
         Series 1993                                                                          5.650      12/01/13        1,904,609
 2,905   Batavia, OH Local School District Board of Education - School Improvement -
         Series 1995                                                                          6.300      12/01/22        3,173,451
 1,570   Centerville, OH Recreational Facilities - Series 1993                                5.800      12/01/20        1,607,083
   125   Chesapeake-Union Exempt Village School District - Ohio Improvement Revenue           8.500      12/01/04          149,864
   125   Chesapeake-Union Exempt Village School District - Ohio Improvement Revenue           8.500      12/01/05          151,304
   125   Chesapeake-Union Exempt Village School District - Ohio Improvement Revenue           8.500      12/01/06          152,912
   125   Chesapeake-Union Exempt Village School District - Ohio Improvement Revenue           8.500      12/01/07          153,901
   125   Chesapeake-Union Exempt Village School District - Ohio Improvement Revenue           8.500      12/01/08          154,636
   130   Chesapeake-Union Exempt Village School District - Ohio Improvement Revenue           8.500      12/01/09          161,474
   500   Cleveland, OH General Obligation - Series 1992                                       6.375      07/01/12          542,765
 4,745   Cleveland, OH General Obligation - Series 1994                                       6.625      11/15/14        5,346,998
   590   Columbus, OH General Obligation - Series 1985                                        9.375      04/15/06          796,766
   500   Columbus, OH General Obligation - Series 1985                                        9.375      04/15/07          685,510
   200   Dayton, OH General Obligation                                                       10.500      10/01/99          232,900
 1,000   Delaware County, OH City School District - School Facilities Construction and
         Improvement - General Obligation - Series 1995                                       0.000      12/01/10          485,920
 1,000   Delaware County, OH City School District - School Facilities Construction and
         Improvement - General Obligation - Series 1995                                       0.000      12/01/11          457,350
 1,190   Dublin, OH General Obligation Various Purpose Capital Facilities - Series 1996 A     4.850      12/01/09        1,159,536
   250   East Holmes, OH Local School District - General Obligation                           7.700      12/01/08          271,362
   850   Eastern Local School District Board of Education, OH - School Improvement -
         General Obligation - Series 1995                                                     6.250      12/01/13          951,992
 1,250   Franklin County, OH Refunding General Obligation Limited Tax - Series 1993           5.375      12/01/20        1,244,150
 1,575   Garaway, OH Local School District                                                    7.200      12/01/14        1,754,408
   620   Geauga County, OH General Obligation - Sewer District Improvement -
         Bainbridge Water - Series 1995                                                       6.850      12/01/10          718,177
 1,000   Huron County, OH Correctional Facility - General Obligation - Issue I - Series 1996  5.850      12/01/16        1,046,420
 1,200   Jefferson County, OH Human Services Building - General Obligation                    6.625      12/01/14        1,330,080
 1,885   Kent, OH General Obligation - Sewer System Improvement - Series 1992                 6.500      12/01/10        2,020,833
 1,070   Kettering, OH General Obligation                                                     6.650      12/01/12        1,154,156
 1,000   Kettering, OH City School District - General Obligation - Series 1994                5.250      12/01/22          977,800

Ohio                                                                          7


                                    SAR-230

                                                                                                                   November 30, 1996
         Statement of Investments in Securities and Net Assets                                                           (Unaudited)
====================================================================================================================================
         Municipal Bonds (continued)
  Face
Amount                                                                                         Face                        Market
 (000)   Description                                                                           Rate       Maturity         Value
$1,000   Lakeview, OH Local School District - General Obligation - Series 1994                6.900%      12/01/14       $1,146,140
 1,440   Lakewood, OH Various Purpose General Obligation - Series 1995 A and B                5.750       12/01/15        1,483,819
   935   Logan-Hocking, OH Local School District - General Obligation - Hocking,
         Perry and Vinton Counties - Series 1993A                                             0.000       12/01/07          547,059
   590   Logan-Hocking, OH Local School District - General Obligation - Hocking,
         Perry and Vinton Counties - Series 1993A                                             0.000       12/01/10          286,693
   735   Marysville, OH Exempted Village School District - General Obligation - Series 1995   0.000       12/01/10          357,151
   865   Marysville, OH Exempted Village School District - General Obligation - Series 1995   0.000       12/01/16          293,347
 2,100   Miami County, OH General Obligation                                                  6.350       12/01/17        2,226,882
 2,200   North Royalton, OH City School District - General Obligation - Series 1994           6.000       12/01/14        2,365,110
 2,400   North Royalton, OH City School District - General Obligation - Series 1994           6.100       12/01/19        2,578,944
   500   Olmsted Falls, OH Local School District                                              7.050       12/15/11          563,975
 1,500   Painesville, OH General Obligation - Waterworks Improvement                          6.400       12/01/12        1,601,475
   885   Pickerington, OH Local School District - General Obligation - Series 1993            0.000       12/01/08          487,449
   940   Pickerington, OH Local School District - General Obligation - Series 1993            0.000       12/01/09          486,441
   650   Pickerington, OH Local School District - General Obligation - Series 1993            0.000       12/01/10          315,848
   500   Pickerington, OH Local School District - General Obligation - Series 1993            0.000       12/01/11          228,675
   500   Pickerington, OH Local School District - General Obligation - Series 1993            0.000       12/01/13          203,385
 1,665   Reynoldsburg, OH City School District - General Obligation                           6.550       12/01/17        1,835,912
   500   Sandusky County, OH General Obligation - Series 1994                                 6.200       12/01/13          538,620
 1,200   Solon, OH City School District - General Obligation - Series 1993                    0.000       12/01/07          702,108
 1,155   Solon, OH City School District - General Obligation - Series 1993                    5.300       12/01/13        1,144,778
 1,100   Summit County, OH Various Purpose - General Obligation - Series 1996 A               5.250       12/01/15        1,083,104
 1,000   Sylvania, OH City School District - General Obligation - Series 1992                 6.600       06/01/16        1,110,320
   540   Trumbull County, OH General Obligation - Series 1994                                 6.200       12/01/14          580,403
 1,300   Trumbull County, OH Correctional Facilities - General Obligation Limited Tax -
         Series 1995                                                                          0.000       12/01/10          631,696
 1,320   Twinsburg, OH City School District - General Obligation                              6.700       12/01/11        1,467,470
 1,830   Upper Arlington, OH City School District - Franklin County, OH - General Obligation -
         Series 1996                                                                          0.000       12/01/11          836,950
 1,870   Upper Arlington, OH City School District - Franklin County, OH - General Obligation -
         Series 1996                                                                          0.000       12/01/12          808,008
 1,910   Vandalia, OH Various Purpose Improvement - General Obligation - Series 1996          5.850       12/01/21        1,980,766
   800   Westerville, OH City School District - General Obligation Library - Series 1995      5.600       12/01/18          815,408
 1,000   Woodridge, OH Local School District - General Obligation - Series 1994               6.000       12/01/19        1,049,060
   925   Wooster, OH City School District - General Obligation                                6.500       12/01/17        1,028,840
 1,650   Youngstown, OH General Obligation                                                    7.550       12/01/11        1,777,776
   300   Youngstown, OH General Obligation - Series 1994                                      6.125       12/01/14          319,869

         Pre-refunded
         ---------------------------------------------------------------------------------------------------------------------------
 2,000   Athens, OH Sewer System Revenue                                                      7.300       12/01/14        2,182,640
 1,660   Bedford, OH Hospital Improvement Revenue - Community Hospital of Bedford             8.500       05/15/09        1,895,703
 1,400   Canton, OH General Obligation                                                        7.875       12/01/08        1,542,170
 3,085   Carroll County, OH Hospital Improvement Revenue - Timken Mercy Medical Center        7.125       12/01/18        3,523,594
 1,085   Clermont County, OH Hospital Facilities Revenue - Mercy Health Care System -
         Series 1989                                                                          7.500       09/01/19        1,234,784

8                                                                                                                              Ohio
                                                              SAR-231

                                                                                                                   November 30, 1996
         Statement of Investments in Securities and Net Assets                                                           (Unaudited)
====================================================================================================================================
         Municipal Bonds (continued)
  Face
Amount                                                                                       Face                          Market
 (000)   Description                                                                         Rate        Maturity          Value
$3,660   Clermont County, OH Hospital Facilities Revenue - Mercy Health Care System -
         Series 1989                                                                        7.500%       09/01/19        $4,049,900
 1,000   Clermont County, OH Sewer System Revenue - Series 1990                             7.250        12/01/11         1,129,890
 2,700   Clermont County, OH Sewer System Revenue - Series 1991                             7.100        12/01/21         3,086,127
 1,000   Clermont County, OH Waterworks System Revenue                                      8.200        12/01/12         1,063,430
 1,010   Cleveland, OH General Obligation                                                   7.500        08/01/08         1,173,398
 1,010   Cleveland, OH General Obligation                                                   7.500        08/01/09         1,173,398
   790   Cleveland, OH City School District                                                 8.250        12/01/08           943,031
 1,000   Cleveland, OH Public Power System Improvement Revenue                              8.375        08/01/17         1,050,940
 1,000   Cuyahoga County, OH Hospital Facilities Revenue - University Hospital Health
         System - Series 1989                                                               6.875        01/15/19         1,076,830
 4,000   Cuyahoga County, OH Hospital Facilities Revenue - Fairview General Hospital        7.375        08/01/19         4,404,440
 5,530   Cuyahoga County, OH Improvement Revenue - Medical Center Corporation               7.800        06/01/09         6,076,751
 1,000   Cuyahoga Falls, OH Electric Distribution System Improvement Revenue                7.000        12/01/10         1,100,720
 1,000   Delphos, OH Sewer System Revenue                                                   7.250        09/01/20         1,121,970
 2,600   Erie County, OH Franciscan Services Corporation - Providence Hospital              7.625        01/01/19         2,819,908
 1,500   Findlay, OH Sewer System Revenue                                                   7.200        08/01/11         1,641,480
 1,000   Franklin County, OH Hospital Facilities Refunding Revenue - Riverside United
         Methodist Hospital                                                                 7.600        05/15/20         1,125,760
   500   Geauga County, OH Hospital Improvement Revenue - Geauga Hospital Association       8.700        11/15/04           521,105
 1,200   Geauga County, OH Hospital Improvement Revenue - Geauga Hospital Association       8.750        11/15/13         1,250,916
 6,750   Hamilton, OH Electric System Mortgage Revenue - Series B                           8.000        10/15/22         7,370,730
   720   Huber Heights, OH General Obligation                                               9.250        12/01/08           772,855
 1,000   Hudson, OH Local School District - Series 1990 A                                   7.100        12/15/13         1,125,310
 1,000   Hudson, OH Local School District - Series 1991 A                                   7.100        12/15/14         1,123,720
   155   Logan County, OH General Obligation - Sanitary Sewer System Improvement-
         Indian Lake Sewer District                                                         7.750        12/01/02           181,076
   155   Logan County, OH General Obligation - Sanitary Sewer System Improvement-
         Indian Lake Sewer District                                                         7.750        12/01/03           183,959
   155   Logan County, OH General Obligation - Sanitary Sewer System Improvement-
         Indian Lake Sewer District                                                         7.750        12/01/04           186,353
   155   Logan County, OH General Obligation - Sanitary Sewer System Improvement-
         Indian Lake Sewer District                                                         7.750        12/01/05           188,368
   155   Logan County, OH General Obligation - Sanitary Sewer System Improvement-
         Indian Lake Sewer District                                                         7.750        12/01/06           189,886
 1,075   Lorain, OH Sewer System Revenue                                                    8.750        04/01/11         1,161,280
 1,500   Lucas County, OH Hospital Revenue - Flower Memorial Hospital - Series A            8.125        12/01/11         1,774,875
 1,850   Massillon, OH City School District                                                 7.200        12/01/11         2,086,911
 4,875   Miami County, OH Hospital Facilities Revenue - Upper Valley Medical Centers -
         Series 1987 A                                                                      8.375        05/01/13         5,108,854
 3,000   Middleburg Heights, OH Hospital Improvement Revenue - Southwest General
         Hospital - Series 1991                                                             7.200        08/15/19         3,421,830
 6,460   Ohio Housing Finance Agency - Single Family Mortgage Revenue - Series 1985 A       0.000        01/15/15         2,023,272
 5,700   Ohio Housing Finance Agency - Single Family Mortgage Revenue - Series 1985 A       0.000        01/15/15         1,826,907
    20   Ohio State Building Authority - Frank J. Lausche State Office Building - Series A 10.125        10/01/06            24,667
 3,250   Ohio State Building Authority - Correctional Facilities - Series A                 7.350        08/01/06         3,576,560
 2,660   Ohio State Higher Educational Facilities Commission Revenue -
         Case Western Reserve University Project - Series 1988                              7.700        10/01/18         2,792,787

Ohio                                                                                                                              9
                                                              SAR-232

                                                                                                                   November 30, 1996
          Statement of Investments in Securities and Net Assets                                                          (Unaudited)
====================================================================================================================================
          Municipal Bonds (continued)
   Face
 Amount                                                                                 Face                         Market
  (000)   Description                                                                   Rate        Maturity         Value
$ 1,000   Ohio State Higher Educational Facilities Commission Revenue -
          John Carroll University                                                       9.250%      10/01/07      $  1,065,300
  1,600   Pickerington, OH Local School District - General Obligation                   7.250       12/01/13         1,805,280
  2,000   Commonwealth of Puerto Rico - General Obligation - Series 1988                7.750       07/01/06         2,160,840
    780   Commonwealth of Puerto Rico - General Obligation - Series 1988                8.000       07/01/07           844,693
  1,000   Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue - Series A   7.900       07/01/07         1,082,610
  3,600   Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue - Series A   7.875       07/01/17         3,896,100
    700   Commonwealth of Puerto Rico Highway Authority Revenue - Series 1990 Q         7.750       07/01/10           798,301
  2,000   Commonwealth of Puerto Rico Electric Power Authority - Series K               9.375       07/01/17         2,107,100
  1,500   Commonwealth of Puerto Rico Electric Power Authority - Series P               7.000       07/01/21         1,701,735
  1,250   Ross County, OH Hospital Revenue - Medical Center Hospital                    7.500       12/01/14         1,329,600
    605   Scioto County, OH General Obligation                                          7.150       08/01/11           684,110
    750   Southwest Local School District - Ohio General Obligation                     7.650       12/01/10           844,260
  1,500   Stark County, OH Sanitary Sewer System Revenue                                7.750       11/15/18         1,635,615
  1,220   Trumbull County, OH Hospital Revenue - St. Joseph Riverside Hospital          7.750       11/01/13         1,288,466
  1,000   University of Cincinnati - Ohio General Receipt Revenue - Series I            7.300       06/01/09         1,076,600
  1,750   University of Toledo - Ohio General Receipt Revenue                           7.700       06/01/18         1,881,110
  1,000   Warren, OH General Obligation                                                 8.625       11/15/13         1,107,050
  1,500   Westerville, OH Minerva Park and Blendon Joint Township Hospital District
          Improvement Revenue - St. Ann's Hospital - Series 1991 A                      7.100       09/15/21         1,707,360

          Special Tax Revenue
          --------------------------------------------------------------------------------------------------------------------
    550   Columbiana County, OH Jail Facilities Construction - General Obligation -
          Series 1994                                                                  6.600        12/01/17           604,527
    175   East Cleveland, OH Local Government Revenue                                  7.900        12/01/97           181,013
 24,850   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
          Series 1996 Y and Z                                                          5.500        07/01/36        24,261,552

          State/Territorial General Obligations
          ---------------------------------------------------------------------------------------------------------------------
    750   Ohio State Full Faith and Credit General Obligation Infrastructure Revenue -
          College Savings - Series 1995                                                6.200        08/01/13           812,048
  2,000   Ohio State Full Faith and Credit General Obligation Infrastructure Revenue -
          College Savings - Series 1995                                                6.200        08/01/14         2,165,460
  7,640   Ohio State Capital Appreciation - Series 1993                                0.000        08/01/13         3,163,036
    220   Commonwealth of Puerto Rico - General Obligation - Series 1988               8.000        07/01/07           237,857
  2,700   Commonwealth of Puerto Rico Public Building Authority Guaranteed Public
          Education and Health Facilities - Series 1993 L                              5.500        07/01/21         2,703,484

          Total Investments in Securities - Municipal Bonds (cost $449,522,832) - 99.1%                            486,205,035

          Excess of Other Assets over Liabilities - 0.9%                                                             4,555,285

          Total Net Assets - 100.0%                                                                               $490,760,320

*Securities purchased on a "when-issued" basis.
See notes to financial statements.
10                                                                                                                            Ohio
                                                              SAR-233

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                            November 30, 1996  (Unaudited)
====================================================================================================================================
ASSETS:
  Investments, at market value (cost $449,522,832)                               $486,205,035
  Cash                                                                                  4,796
  Receivable for Fund shares sold                                                     694,935
  Interest receivable                                                               9,244,468
  Other                                                                                20,045
     Total assets                                                                 496,169,279
LIABILITIES:
  Payable for investments purchased                                                 1,967,465
  Payable for Fund shares reacquired                                                  907,179
  Distributions payable                                                             2,100,812
  Accrued expenses                                                                    433,503
     Total liabilities                                                              5,408,959
NET ASSETS                                                                        490,760,320
  Class A:
  Applicable to 39,061,931 shares of beneficial interest issued and outstanding  $451,545,725
  Net asset value per share                                                      $      11.56
  Class C:
  Applicable to 3,392,867 shares of beneficial interest issued and outstanding   $ 39,214,595
  Net asset value per share                                                      $      11.56

[LOGO OF SHIP ART]                                 For the six months ended November 30, 1996
Statement of Operations                                                           (Unaudited)
====================================================================================================================================
INVESTMENT INCOME - INTEREST                                                     $ 15,304,263
EXPENSES:
  Distribution fees - Class A (Note E)                                                896,975
  Distribution fees - Class C (Note E)                                                176,119
  Investment advisory fees (Note E)                                                 1,214,127
  Custody and accounting fees                                                          77,000
  Transfer agent's fees                                                               140,070
  Registration fees                                                                     9,309
  Legal fees                                                                            3,843
  Audit fees                                                                           10,525
  Trustees' fees                                                                        6,405
  Shareholder services fees (Note E)                                                   23,500
  Other                                                                                 8,235
  Advisory fees waived (Note E)                                                      (172,651)
    Total expenses before credits                                                   2,393,457
  Custodian fee credit (Note B)                                                       (21,750)
Net expenses                                                                        2,371,707
Net investment income                                                              12,932,556
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                 1,527,442
  Change in unrealized appreciation (depreciation) of investments                  13,419,114
Net gain on investments                                                            14,946,556
Net increase in net assets resulting from operations                             $ 27,879,112
See notes to financial statements.

Ohio                                                                          11
                                    SAR-234

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
====================================================================================================================================
                                                                            Six Months Ended             Year Ended
INCREASE (DECREASE) IN NET ASSETS                                           November 30, 1996           May 31, 1996
Operations                                                                     (Unaudited)
  Net investment income                                                       $ 12,932,556             $ 25,967,928
  Net realized gain (loss) on security transactions                              1,527,442                1,077,770
  Change in unrealized appreciation (depreciation) of investments               13,419,114              (10,640,829)
Net increase in net assets resulting from operations                            27,879,112               16,404,869
Distributions to Class A shareholders:
  From net investment income                                                   (12,024,360)             (24,658,411)
Distributions to Class C shareholders:
  From net investment income                                                      (892,167)              (1,590,477)
Net decrease in net assets from distributions to shareholders                  (12,916,527)             (26,248,888)
Fund share transactions (Note C):
  Proceeds from shares sold                                                     19,989,918               53,249,272
  Net asset value of shares issued in reinvestment of distributions              7,519,641               15,315,498
  Cost of shares reacquired                                                    (29,728,795)             (54,731,176)
Net (decrease) increase in net assets from Fund share transactions              (2,219,236)              13,833,594
Total increase in net assets                                                    12,743,349                3,989,575
NET ASSETS:
  Beginning of period                                                          478,016,971              474,027,396
  End of period                                                               $490,760,320             $478,016,971
NET ASSETS CONSIST OF:
  Paid-in surplus                                                             $456,875,110             $459,094,346
  Undistributed net investment income                                               16,029
  Accumulated net realized gain (loss) on security transactions                 (2,813,022)              (4,340,464)
  Unrealized appreciation (depreciation) of investments                         36,682,203               23,263,089
                                                                              $490,760,320             $478,016,971
See notes to financial statements.
12                                                                                                                             Ohio

                                    SAR-235

[LOGO OF SHIP ART]
Notes to Financial Statements
================================================================================
A. DESCRIPTION OF BUSINESS
   The Flagship Ohio Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on June 27, 1985. On August 3, 1993, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund.
   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
       The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
       Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.
Ohio                                                                          13
                                    SAR-236

Notes to Financial Statements
================================================================================

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.
        The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.
   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were $1,964,180 "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

C. Fund Shares
   At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                        Six Months Ended                        Year Ended
                                       November 30, 1996                       May 31, 1996
                                          (Unaudited)
                                  -----------------------------      --------------------------------
                                    Shares          Amount               Shares            Amount
   Class A:
   Shares sold                     1,354,225     $ 15,327,406          3,527,301       $ 40,460,865
   Shares issued on reinvestment     613,334        6,939,303          1,246,857         14,270,782
   Shares reacquired              (2,434,330)     (27,602,367)        (4,213,105)       (48,146,969)
   Net (decrease) increase          (466,771)    $ (5,335,658)           561,053       $  6,584,678

   Class C:
   Shares sold                       411,114     $  4,662,512          1,114,495       $ 12,788,407
   Shares issued on reinvestment      51,300          580,338             91,272          1,044,716
   Shares reacquired                (187,018)      (2,126,428)          (577,507)        (6,584,207)
   Net increase                      275,396     $  3,116,422            628,260       $  7,248,916

D. Purchases and Sales of Municipal Bonds

   Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $46,556,510 and $48,060,842, respectively. At November 30, 1996, cost for federal income tax purposes is $449,522,832 and net unrealized appreciation aggregated $36,682,203, of which $36,752,306 related to appreciated securities and $70,103 related to depreciated securities.
        At November 30, 1996, the Fund has available capital loss carryforwards of approximately $2,814,400 to offset future net capital gains through May 31, 2003.
14                                                                         Ohio

                                    SAR-237

  Notes to Financial Statements
================================================================================
  E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR
     Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived $172,651 of its advisory fees. Included in accrued expenses at November 30, 1996 are accrued advisory fees of $196,955. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
        The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $147,942 and $30,489 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
        In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $398,200 for the six months ended November 30, 1996, of which approximately $343,300 was paid to other dealers. For the six months ended November 30, 1996, the Distributor received approximately $1,800 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F.   LINE OF CREDIT

     The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $22 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the six months ended November 30, 1996 was approximately $789,400, at a weighted average annualized interest rate of 6.41%. At November 30, 1996, the Fund had no borrowings outstanding under the line of credit.

G.   SUBSEQUENT EVENT

     On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.

Ohio                                                                          15
                                    SAR-238

[LOGO OF SHIP ART]                                                        Selected data for each share of beneficial
Financial Highlights                                                     interest outstanding throughout the period.
==========================================================================================================================
                                  Six Months Ended        Year Ended      Year Ended      Year Ended      Year Ended
                                 November 30, 1996       May 31, 1996    May 31, 1995    May 31, 1994    May 31, 1993
Class A                              (Unaudited)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $11.21              $11.43          $11.21          $11.59          $11.05
Income from investment operations:
  Net investment income                   0.31                0.62            0.64            0.64            0.66
  Net realized and unrealized gain
  (loss) on securities                    0.34               (0.21)           0.22           (0.38)           0.54
Total from investment operations          0.65                0.41            0.86            0.26            1.20
Less distributions:
  From net investment income             (0.30)              (0.63)          (0.64)          (0.64)          (0.66)
Total distributions                      (0.30)              (0.63)          (0.64)          (0.64)          (0.66)
Net asset value, end of period          $11.56              $11.21          $11.43          $11.21          $11.59
Total return(a)                          11.83%               3.59%           7.99%           2.24%          11.20%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses(b)                           0.94%              0.92%            0.95%           0.93%           0.96%
    Net investment income                 5.36%              5.41%            5.78%           5.48%           5.81%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                              1.01%              1.02%            1.03%           1.02%           1.02%
    Net investment income                 5.29%              5.31%            5.70%           5.39%           5.75%
Net assets at end of period (000's)   $451,546           $443,077         $445,566        $445,272        $410,467
Portfolio turnover rate                   9.70%             30.93%           31.25%           9.14%          14.93%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.93% and 0.91%, respectively; prior period numbers have not been restated to reflect these credits.

16                                                                          Ohio

                                    SAR-239

                                                                   Selected data for each share of beneficial
[LOGO OF SHIP ART]  Financial Highlights                          interest outstanding throughout the period.
=============================================================================================================
                                     Six Months Ended         Year Ended      Year Ended       Period From
                                     November 30, 1996       May 31, 1996    May 31, 1995   August 3, 1993 to
                                       (Unaudited)                                             May 31, 1994
CLASS C
-------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period    $11.21                $11.43          $11.20            $11.69
  Income from investment operations:
    Net investment income                   0.27                  0.55            0.57              0.46
    Net realized and unrealized gain
    (loss) on securities                    0.35                 (0.21)           0.23             (0.49)
  Total from investment operations          0.62                  0.34            0.80             (0.03)
  Less distributions:
    From net investment income             (0.27)                (0.56)          (0.57)            (0.46)
  Total distributions                      (0.27)                (0.56)          (0.57)            (0.46)
  Net asset value, end of period          $11.56                $11.21          $11.43            $11.20
  Total return(a)                          11.26%                 3.03%           7.50%            (0.17%)
  Ratios to average net assets
  (annualized where appropriate):
    Actual net of waivers and
    reimbursements:
      Expenses(b)                           1.49%                 1.47%           1.50%             1.46%
      Net investment income                 4.80%                 4.84%           5.21%             4.79%
    Assuming credits and no waivers
    or reimbursements:
      Expenses                              1.55%                 1.56%           1.58%             1.60%
      Net investment income                 4.74%                 4.75%           5.13%             4.65%
  Net assets at end of period (000's)     $39,215               $34,939         $28,461           $25,674
  Portfolio turnover rate                   9.70%                30.93%          31.25%             9.14%

  (a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.

  (b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.48% and 1.46%, respectively; prior period numbers have not been restated to reflect these credits.
Ohio                                                                          17

                                    SAR-240


[LOGO OF SHIP ART]                                                                                                November 30, 1996
         Statement of Investments in Securities and Net Assets                                                          (Unaudited)
===================================================================================================================================
         Municipal Bonds
Face
Amount                                                                                                 Face                Market
(000)    Description                                                                                   Rate   Maturity     Value
         Education
         --------------------------------------------------------------------------------------------------------------------------
$  325   University of Puerto Rico System Revenue - Series 1995 N                                     5.250%  06/01/25   $  321,678

         Health Care
         --------------------------------------------------------------------------------------------------------------------------
   200   Sheboygan County, WI Housing Authority Revenue - Rocky Knoll Health Center Project -
         Series 1994                                                                                  5.300   12/01/17      195,588
   195   Sheboygan County, WI Housing Authority Revenue - Rocky Knoll Health Center Project -
         Series 1994                                                                                  5.300   12/01/18      190,593
   395   Sheboygan County, WI Housing Authority Revenue - Rocky Knoll Health Center Project -
         Series 1994                                                                                  5.300   12/01/19      385,864
 1,000   Superior, WI Housing Authority Revenue - GNMA Collateralized St. Francis
         Home, Incorporated Project - Series 1996                                                     6.150   07/20/31    1,024,740

         Hospitals
         --------------------------------------------------------------------------------------------------------------------------
   575   Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical and
         Environmental Control Facilities Financing Authority Revenue - Hospital
         Auxilio Mutuo - Series 1995                                                                  6.250   07/01/24      613,985
   100   Superior, WI Redevelopment Authority Revenue - Superior Memorial Hospital - Series 1994      5.300   05/01/04      104,292
   210   Superior, WI Redevelopment Authority Revenue - Superior Memorial Hospital - Series 1994      5.300   11/01/04      219,013
   300   Superior, WI Redevelopment Authority Revenue - Superior Memorial Hospital - Series 1994      5.500   11/01/06      308,445
   150   Superior, WI Redevelopment Authority Revenue - Superior Memorial Hospital - Series 1994      5.600   11/01/07      156,272
   175   Superior, WI Redevelopment Authority Revenue - Superior Memorial Hospital - Series 1994      5.700   11/01/09      181,064
   170   Superior, WI Redevelopment Authority Revenue - Superior Memorial Hospital - Series 1994      5.800   05/01/10      176,122

         Housing/Multifamily
         --------------------------------------------------------------------------------------------------------------------------
    25   Dane County, WI Housing Authority Revenue - Forest Harbor Apartments - Series 1994           5.900   07/01/12       25,679
    50   Dane County, WI Housing Authority Revenue - Forest Harbor Apartments - Series 1994           5.950   07/01/13       51,044
    50   Dane County, WI Housing Authority Revenue - Forest Harbor Apartments - Series 1994           6.000   07/01/14       50,825
   425   Madison, WI Community Development Authority Revenue - Multifamily Housing -
         Nichols Station II - Series 1995                                                             4.950   12/01/07      432,340
   350   Waukesha, WI Housing Authority Revenue - Multifamily Housing -
         GNMA Collateralized Mortgage Loan - Westgrove Woods Project - Series 1996                    5.800   12/01/18      351,200
   500   Waukesha, WI Housing Authority Revenue - Multifamily Housing -
         GNMA Collateralized Mortgage Loan - Westgrove Woods Project - Series 1996                    6.000   12/01/31      501,695
   600   West Allis, WI Community Development Authority Revenue -
         Multifamily Housing - Veteran's Park Project - Series 1996                                   5.200   11/15/06      602,292

4                                                                      Wisconsin
                                    SAR-283


                                                                                                      November 30, 1996
         Statement of Investments in Securities and Net Assets                                              (Unaudited)
=======================================================================================================================
         Municipal Bonds (continued)
 Face
Amount                                                                                     Face               Market
 (000)   Description                                                                       Rate   Maturity    Value
         Housing/Single Family
         --------------------------------------------------------------------------------------------------------------
$  300   Puerto Rico Housing Bank and Finance Agency - Single Family Mortgage
         Revenue - Portfolio I                                                            6.250%  04/01/29  $   306,846
   300   Virgin Islands Housing Finance Authority Revenue - Single Family -
         Series 1995 A and B                                                              6.450   03/01/16      308,112

         Industrial Development and Pollution Control
         --------------------------------------------------------------------------------------------------------------
   255   Menomonee Falls, WI Community Development Authority Revenue - Herker
         Industries, Inc. Project - Series 1996                                           5.200   03/01/07      258,866
   300   Menomonee Falls, WI Community Development Authority Revenue - Herker
         Industries, Inc. Project - Series 1996                                           5.250   03/01/08      303,078
   500   Puerto Rico Ports Authority - Special Facilities Revenue - American
         Airlines, Incorporated Project - Series 1996 A                                   6.250   06/01/26      512,365

         Municipal Revenue/Other
         --------------------------------------------------------------------------------------------------------------
 1,500   Cudahy, WI Community Development Authority - Redevelopment Lease Revenue -
         Series 1995                                                                      6.000   06/01/11    1,512,300
   300   Madison, WI Community Development Authority Revenue - Monona Terrace
         Community and Convention Center - Series 1995                                    6.100   03/01/10      323,754

         Municipal Revenue/Utility
         --------------------------------------------------------------------------------------------------------------
   315   Guam Power Authority Revenue - Series 1992 A                                     6.300   10/01/22      323,281
   285   Guam Power Authority Revenue - Series 1993 A                                     5.250   10/01/23      259,815
   145   Commonwealth of Puerto Rico Electric Power Authority - Series 1994 T             6.375   07/01/24      154,126
   115   Commonwealth of Puerto Rico Electric Power Authority - Series 1994 T             6.000   07/01/16      116,582
   125   Commonwealth of Puerto Rico Telephone Authority Revenue - Series 1993 M          5.400   01/01/08      127,620

         Pre-refunded
         --------------------------------------------------------------------------------------------------------------
   790   Commonwealth of Puerto Rico - Public Improvement - Series 1992                   6.800   07/01/21      898,609
   625   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
         Series 1992 T                                                                    6.500   07/01/22      702,019

         Special Tax Revenue
         --------------------------------------------------------------------------------------------------------------
   320   Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
         Series V                                                                         6.625   07/01/12      346,915
 1,000   Wisconsin Center District - Junior Dedicated Tax Revenue - Series 1996 B         5.700   12/15/20    1,007,300

         Total Investments in Securities - Municipal Bonds (cost $12,919,943) - 97.7%                        13,354,319

         Excess of Other Assets over Liabilities - 2.3%                                                         312,467

         Total Net Assets - 100.0%                                                                          $13,666,786

See notes to financial statements.

Wisconsin                                                                      5
                                    SAR-284

[LOGO OF SHIP ART]
Statement of Assets and Liabilities               November 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (cost $12,919,943)                  $ 13,354,319
  Cash                                                                  931,575
  Receivable for Fund shares sold                                        47,144
  Interest receivable                                                   257,888
  Other                                                                     100
    Total assets                                                     14,591,026
LIABILITIES:
  Payable for investments purchased                                     850,838
  Distributions payable                                                  56,382
  Accrued expenses                                                       17,020
    Total liabilities                                                   924,240
NET ASSETS:
  Applicable to 1,380,361 shares of beneficial interest issued and
  outstanding                                                       $13,666,786
  Net asset value per share                                         $      9.90

[LOGO OF SHIP ART]
                                  For the six months ended November 30, 1996
Statement of Operations                                           (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME - INTEREST                                        $   371,771
EXPENSES:
  Distribution fees (Note E)                                             25,969
  Investment advisory fees (Note E)                                      32,493
  Custody and accounting fees                                            20,753
  Transfer agent's fees                                                   8,225
  Registration fees                                                       2,445
  Legal fees                                                                 92
  Audit fees                                                              3,510
  Reimbursement of organizational expenses (Note F)                      16,380
  Shareholder services fees (Note E)                                        916
  Other                                                                     203
  Advisory fees waived (Note E)                                         (32,493)
  Expense subsidy (Note E)                                              (35,559)
    Total expenses before credits                                        43,117
  Custodian fee credit (Note B)                                          (1,853)
Net expenses                                                             41,264
Net investment income                                                   330,507
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                      56,741
  Change in unrealized appreciation (depreciation) of investments       348,289
Net gain on investments                                                 405,030
Net increase in net assets resulting from operations                $   735,537
See notes to financial statements.

6                                                                      WISCONSIN


                                    SAR-285

[LOGO OF SHIP ART]
Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Six Months Ended        Year Ended
                                                                                                November 30, 1996      May 31, 1996
                                                                                                   (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                         $      330,507         $    561,653
  Net realized gain (loss) on security transactions                                                     56,741               (9,379)
  Change in unrealized appreciation (depreciation) of investments                                      348,289             (229,560)
Net increase in net assets resulting from operations                                                   735,537              322,714
Distributions to shareholders:
  From net investment income                                                                          (336,956)            (567,424)
Net decrease in net assets from distributions to shareholders                                         (336,956)            (567,424)
Net increase in net assets from Fund share transactions (Note C)                                       898,060            4,336,613
Total increase in net assets                                                                         1,296,641            4,091,903
NET ASSETS:
  Beginning of period                                                                               12,370,145            8,278,242
  End of period                                                                                 $   13,666,786         $ 12,370,145
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                               $   13,245,423         $ 12,347,363
  Overdistributed net investment income                                                                 (6,449)
  Accumulated net realized gain (loss) on security transactions                                         (6,564)             (63,305)
  Unrealized appreciation (depreciation) of investments                                                434,376               86,087
                                                                                                $   13,666,786         $ 12,370,145




See notes to financial statements.
WISCONSIN                                                                      7

                                    SAR-286

[LOGO OF SHIP ART]
Notes to Financial Statements
--------------------------------------------------------------------------------
A. Description of Business
   The Flagship Wisconsin Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on June 1, 1994. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. Significant Accounting Policies
   The following is a summary of significant accounting policies consistently followed by the Fund.

   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.

   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.

     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.

   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.

     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of cash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.

   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.

   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred.

     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.


8                                                                      WISCONSIN

                                    SAR-287

Notes to Financial Statements
================================================================================

   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at November 30, 1996.

C. FUND SHARES

   At November 30, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:


                                         Six Months Ended              Year Ended
                                        November 30, 1996             May 31, 1996
                                           (Unaudited)
                                     ----------------------      ---------------------
                                      Shares        Amount        Shares       Amount
Shares sold                          163,269     $ 1,581,133     548,166    $ 5,370,133
Shares issued on reinvestment         22,140         214,517      34,403        338,221
Shares reacquired                    (92,817)       (897,590)   (140,063)    (1,371,741)
NET INCREASE                          92,592     $   898,060     442,506    $ 4,336,613

D. PURCHASES AND SALES OF MUNICIPAL BONDS

   Purchases and sales of municipal bonds for the six months ended November 30, 1996, aggregated $4,530,396 and $3,494,692, respectively. At November 30, 1996, cost for federal income tax purposes is $12,919,943 and net unrealized appreciation aggregated $434,376, of which $442,823 related to appreciated securities and $8,447 related to depreciated securities.

        At November 30, 1996, the Fund has available a capital loss carryforward of approximately $6,600 to offset future net capital gains through May 31, 2004.

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR

   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the six months ended November 30, 1996, the Advisor, at its discretion, permanently waived all of its advisory fees amounting to $32,493. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

        The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% of the Fund's average daily net assets. Included in accrued expenses at November 30, 1996 are accrued distribution fees of $4,417. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.


Wisconsin                                                                     9


                                    SAR-288

Notes to Financial Statements
================================================================================

        In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's shares of approximately $62,300 for the six months ended November 30, 1996, of which approximately $54,200 was paid to other dealers. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. ORGANIZATIONAL EXPENSES

   The organizational expenses incurred on behalf of the Fund (approximately $98,000) is being reimbursed to the Advisor on a straight-line basis over a period of three years. As of November 30, 1996, $16,380 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G. SUBSEQUENT EVENT

   On December 12, 1996, the shareholders of the Fund approved new Advisory and Distribution agreements with The John Nuveen Company ("Nuveen") pursuant to an Agreement and Plan of Merger. Any consolidation or reorganization of the Nuveen and Flagship mutual fund families is expected to be effective January 31, 1997.


10                                                                     Wisconsin


                                    SAR-289

[logo of Ship art]
Financial Highlights                                Selected data for each share of beneficial
                                                   interest outstanding throughout the period.
================================================================================================
                                          Six Months Ended        Year Ended        Year Ended
                                         November 30, 1996       May 31, 1996      May 31, 1995
                                            (Unaudited)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD           $9.61                 $9.79             $9.58
Income from investment operations:
  Net investment income                        0.25                  0.50              0.49
  Net realized and unrealized gain
  (loss) on securities                         0.29                 (0.18)             0.21
TOTAL FROM INVESTMENT OPERATIONS               0.54                  0.32              0.70
Less distributions:
  From net investment income                  (0.25)                (0.50)            (0.49)
TOTAL DISTRIBUTIONS                           (0.25)                (0.50)            (0.49)
NET ASSET VALUE AT END OF PERIOD              $9.90                 $9.61             $9.79
Total return/(a)/                             11.44%                 3.35%             7.36%
Ratios to average net assets
(annualized where appropriate):
  Actual net of waivers and
  reimbursements:
    Expenses/(b)/                              0.66%                 0.64%             0.39%
    Net investment income                      5.06%                 5.02%             5.25%
  Assuming credits and no waivers
  or reimbursements:
    Expenses                                   1.68%                 1.51%             2.31%
    Net investment income                      4.04%                 4.15%             3.33%
Net assets at end of period (000's)         $13,667               $12,370            $8,278
Portfolio turnover rate                       27.49%                46.99%            51.74%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the six months ended November 30, 1996 and the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.63% and 0.58%, respectively; prior period numbers have not been restated to reflect these credits


Wisconsin                                                                     11


                                    SAR-290

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).   Declaration of Trust of Registrant.
  1(b).   Amended and Restated Establishment and Designation of Series of
          Shares of Beneficial Interest dated October 11, 1996.
  1(c).   Certificate for the Establishment and Designation of Classes dated
          July 10, 1996.
     2.   By-Laws of Registrant.
     3.   Not applicable.
     4.   Specimen certificates of Shares of each Fund.
     5.   Form of Management Agreement between Registrant and Nuveen Advisory
          Corp.
     6.   Form of Distribution Agreement between Registrant and John Nuveen &
          Co. Incorporated.
     7.   Not applicable.
     8.   Form of Custodian Agreement between Registrant and Chase Manhattan
          Bank.
     9.   Form of Transfer Agency and Service Agreement between Registrant and
          State Street Bank and Trust Company.
    10.   Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11(a).   Consent of Arthur Andersen LLP, Independent Public Accountants.
 11(b).   Consent of Deloitte & Touche LLP, Independent Public Accountants.
    12.   Not applicable.
    13.   Not applicable.
    14.   Not applicable.
    15.   Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class
          A Shares, Class B Shares and Class C Shares of each Fund.
    16.   Schedule of Computation of Performance Figures.
    17.   Financial Data Schedule.
    18.   Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).   Original Powers of Attorney for the Trustees authorizing, among oth-
          ers; Gifford R. Zimmerman to execute the Registration Statement.
 99(b).   Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's
          Registration Statement pursuant to power of attorney.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES
At January 3, 1997:

                                                                     NUMBER OF
      TITLE OF SERIES                                              RECORD HOLDERS
      ---------------                                              --------------
      Nuveen Flagship Kansas Municipal Bond Fund
        Class A Shares............................................      2,500
        Class B Shares............................................          0
        Class C Shares............................................          0
        Class R Shares............................................          0
      Nuveen Flagship Kentucky Municipal Bond Fund
        Class A Shares............................................     10,865
        Class B Shares............................................          0
        Class C Shares............................................        720
        Class R Shares............................................          0
      Nuveen Flagship Kentucky Limited Term Municipal Bond Fund
        Class A Shares............................................        112
        Class C Shares............................................         56
        Class R Shares............................................          0
      Nuveen Flagship Michigan Municipal Bond Fund
        Class A Shares............................................      4,071
        Class B Shares............................................          0
        Class C Shares............................................        557
        Class R Shares............................................      1,251
      Nuveen Flagship Missouri Municipal Bond Fund
        Class A Shares............................................      5,626
        Class B Shares............................................          0
        Class C Shares............................................        137
        Class R Shares............................................          0
      Nuveen Flagship Ohio Municipal Bond Fund
        Class A Shares............................................      9,880
        Class B Shares............................................          0
        Class C Shares............................................        772
        Class R Shares............................................      5,587
      Nuveen Flagship Wisconsin Municipal Bond Fund
        Class A Shares............................................        581
        Class B Shares............................................          0
        Class C Shares............................................          0
        Class R Shares............................................          0

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS
(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies:Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, a registered unit investment trust. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen

Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 West Wacker Drive
Chicago, IL 60606
Bruce P. Bedford           Executive Vice President        None
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Richard P. Davis           Vice President                  None
One South Main Street
Dayton, OH 45402
Clifton L. Fenton          Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan       Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy             Vice President                  None
333 West Wacker Drive
Chicago, IL 60606

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 770 Broadway, New York, New York 10003 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Reg-istrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 29TH DAY OF JANUARY, 1997.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST IV

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen       Vice President and             January 29, 1997
 -------------------------------  Controller (Principal
       O. Walter Renfftlen        Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board   )
                                  and Trustee (Principal )
                                  Executive Officer)     )          /s/ Gifford R. Zimmerman
         Anthony T. Dean         President and Trustee   )      By____________________________
        Lawrence H. Brown        Trustee                 )              Gifford R. Zimmerman
      Anne E. Impellizzeri       Trustee                 )                Attorney-in-Fact
      Margaret K. Rosenheim      Trustee                 )                January 29, 1997
         Peter R. Sawers         Trustee                 )

       Robert P. Bremner         Trustee
       William J. Schneider      Trustee

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of
           Series of Shares of Beneficial Interest dated October
           11, 1996.
  1(c).    Certificate for the Establishment and Designation of
           Classes dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and
           Nuveen Advisory Corp.
     6.    Form of Distribution Agreement between Registrant and
           John Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and
           Chase Manhattan Bank.
     9.    Form of Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11(a).    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 11(b).    Consent of Deloitte & Touche LLP, Independent Public
           Accountants.
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule
           12b-1 for the Class A Shares, Class B Shares and
           Class C Shares of each Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).    Original Powers of Attorney for the Trustees autho-
           rizing, among others, James J. Wesolowski and Gifford
           R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.